Registration No. 333-52689
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 3

                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS

                            REGISTERED ON FORM N-8B-2


A.   BMA Variable Life Account A
     (Exact Name of Trust)

B.   Business Men's Assurance Company of America
     (Name of Depositor)

C.   BMA Tower, P.O. Box 412879
     Kansas City, MO 84141
     (Complete address of depositor's principal executive offices)

D.   Name and complete address of agent for service:

         David A. Gates
         Business Men's Assurance Company of America
         700 Karnes Blvd.
         Kansas City, Missouri 64108
         (800) 423-9398

     Copies to:

      Judith A. Hasenauer
      Blazzard, Grodd & Hasenauer, P.C.
      P.O. Box 5108
      Westport, CT 06881
      (203) 226-7866

E. Flexible Premium Adjustable Variable Life Insurance Policies (Title and amount of securities being registered)

F. Proposed maximum aggregate offering price to the public of the securities being registered:

     Continuous offering

G.   Amount of Filing Fee: Not Applicable

H. Approximate date of proposed public offering:
         As soon as practicable after the effective date of this filing.


It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2000 pursuant to paragraph (b) of Rule 485
___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
___  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

   ____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-------------------------------------------------------------------------------
                              EXPLANATORY NOTE

This Registration Statement contains 46 portfolios of the various underlying investment options. Two versions (Version A and Version B) of the Prospectus will be created from this Registration Statement. The only differences between the two versions are the underlying investment options and the illustrations of policy values. One version will contain 23 portfolios (Version A) and the other version will contain 43 portfolios (Version B). The distribution system for each version of the Prospectus will be different. There are Co-Principal Underwriters of the Policy; each of whom will distribute a different version of the Prospectus. The Prospectus contained in this Registration Statement contains two sets of illustrations (Appendix A) - one for Version A of the Prospectus and the other for Version B. The Prospectus contained in this Registration Statement contains two sets of Rates of Return (Appendix B) - one for Version A of the Prospectus and the other for Version B. The Prospectuses have been filed and will continue to be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory
Note,   as   needed,   each   time  a   Post-Effective   Amendment   is   filed.
------------------------------------------------------------------------------

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item                Caption in Prospectus
-----------                ---------------------
1                          The Variable Insurance Policy

2                          Other Information; The Company

3                          Not Applicable

4                          Other Information

5                          The Separate Account

6(a)                       Not Applicable
 (b)                       Not Applicable

7                          Not Applicable

8                          Not Applicable

9                          Legal Proceedings

10                         Purchases

11                         Investment Options

12                         Investment Options

13                         Expenses

14                         Purchases

15                         Purchases

16                         Investment Options

17                         Access to Your Money

18                         Access to Your Money

19                         Reports to Owners

20                         Not Applicable

21                         Access to Your Money

22                         Not Applicable

23                         Not Applicable

24                         Not Applicable

25                         The Company

26                         Expenses

27                         The Company

28                         The Company

29                         The Company

30                         The Company

31                         Not Applicable

32                         Not Applicable

33                         Not Applicable

34                         Not Applicable

35                         BMA; Other Information

36                         Not Applicable

37                         Not Applicable

38                         Other Information

39                         Other Information

40                         Not Applicable

41                         Not Applicable

42                         Not Applicable

43                         Not Applicable

44                         Purchases

45                         Other Information

46                         Access to Your Money

47                         Not Applicable

48                         Not Applicable

49                         Not Applicable

50                         Not Applicable

51                         The Company; Purchases

52                         Investment Options

53                         The Separate Account

54                         Not Applicable

55                         Not Applicable

56                         Not Applicable

57                         Not Applicable

58                         Not Applicable

59                         Financial Statements


               FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE
                                     POLICY

                                    ISSUED BY

                           BMA VARIABLE LIFE ACCOUNT A

                                       AND

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

     This Prospectus describes the Flexible Premium Adjustable Variable Life Insurance Policy (Policy) offered by Business Men's Assurance Company of America
(BMA).

     The Policy has been designed to be used to create or conserve one's estate, retirement planning and other insurance needs of individuals and businesses.

     The Policy has 47 investment choices-a Fixed Account and 46 Investment Options listed below.

     When You buy a Policy, to the extent You have selected the Investment Options, You bear the complete investment risk. Your Accumulation Value and, under certain circumstances, the Death Benefit under the Policy may increase or decrease or the duration of the Policy may vary depending on the investment experience of the Investment Option(s) You select.

     You can put Your money in the Fixed Account and/or any of the following Investment Options.

INVESTORS MARK SERIES FUND, INC.

     Managed by Standish, Ayer & Wood, Inc.
          Intermediate Fixed Income
          Mid Cap Equity
          Money Market

     Managed by Standish International Management Company, L.P.
          Global Fixed Income

     Managed by Stein Roe & Farnham Incorporated
          Small Cap Equity
          Large Cap Growth

     Managed By David L. Babson & Co. Inc.
          Large Cap Value

     Managed By Lord, Abbett & Co.
          Growth & Income

     Managed By Kornitzer Capital Management, Inc.
          Balanced

BERGER INSTITUTIONAL PRODUCTS
TRUST

     Managed by Berger LLC
          Berger IPT-Growth (formerly, Berger IPT-100)
          Berger IPT-Growth and Income
          Berger IPT-Small Company Growth

     MANAGED BY BBOI WORLDWIDE LLC
          Berger/BIAM IPT-International

CONSECO SERIES TRUST

     Managed By Conseco Capital Management, Inc.
          Balanced
          Equity
          Fixed Income
          Government Securities

THE ALGER AMERICAN FUND

     Managed By Fred Alger Management, Inc.
          Alger American Growth Portfolio
          Alger American Leveraged AllCap Portfolio
          Alger American MidCap Growth Portfolio
          Alger American Small Capitalization Portfolio


AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.

     Managed By American Century Investment Management, Inc.
          VP Income & Growth
          VP International
          VP Value

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     Managed By The Dreyfus Corporation (Sub-Adviser: NCM Capital Management Group, Inc.)

DREYFUS STOCK INDEX FUND

     Managed By The Dreyfus Corporation (Index Fund Manager: Mellon Equity Associates)

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

     Managed By The Dreyfus Corporation

          Dreyfus VIF Disciplined Stock
          Dreyfus VIF International Value

FEDERATED INSURANCE SERIES

     Managed By Federated  Investment  Management Company

          Federated High Income Bond Fund II
          Federated Utility Fund II

     Managed By Federated Global Investment Management Corp.

          Federated International Equity Fund II

VARIABLE INSURANCE PRODUCTS FUND ("VIP") and VARIABLE INSURANCE
 PRODUCTS FUND II ("VIP II")

     Managed By Fidelity Management & Research Company

          Fidelity VIP Overseas Portfolio (available as of June 19, 2000) Fidelity VIP Growth Portfolio (available as of June 19, 2000) Fidelity VIP II Contrafund Portfolio (available as of June 19, 2000)


INVESCO VARIABLE INVESTMENT FUNDS, INC.

     Managed By INVESCO Funds Group, Inc.

          INVESCO VIF-High Yield
          INVESCO VIF-Equity Income

LAZARD RETIREMENT SERIES, INC.

     Managed By Lazard Asset Management

          Lazard Retirement Equity
          Lazard Retirement Small Cap

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Managed By Neuberger Berman Management Inc.

        Limited Maturity Bond
        Partners

STRONG OPPORTUNITY FUND II, INC.

     Managed By Strong Capital Management, Inc.

        Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

     Managed By Strong Capital Management, Inc.

             Strong Mid Cap Growth Fund II


VAN ECK WORLDWIDE INSURANCE TRUST

     Managed By Van Eck Associates Corporation

             Worldwide Bond
             Worldwide Emerging Markets
             Worldwide Hard Assets
             Worldwide Real Estate

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

     Please read this Prospectus before investing and keep it on file for future reference. It contains important information about the BMA Flexible Premium Adjustable Variable Life Insurance Policy. The Securities and Exchange
     Commission maintains a Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the Commission.

     The Policies:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

Date: May 1, 2000


A-3

                                                 TABLE OF CONTENTS


                                                                                                                 Page

DEFINITIONS..................................................................................................

SUMMARY
     1. The Variable Life Insurance Policy...................................................................
     2. Purchases............................................................................................
     3. Investment Choices...................................................................................
     4. Expenses.............................................................................................
     5. Death Benefit........................................................................................
     6. Taxes................................................................................................
     7. Access To Your Money.................................................................................
     8. Other Information....................................................................................
     9. Inquiries............................................................................................

PART I

1. THE VARIABLE LIFE INSURANCE POLICY........................................................................

2. PURCHASES.................................................................................................
     Premiums................................................................................................
     Waiver of Planned Premiums..............................................................................
     Application for a Policy................................................................................
     Issue Ages..............................................................................................
     Application of Premiums.................................................................................
     Grace Period............................................................................................
     Accumulation Unit Values................................................................................
     Right to Refund.........................................................................................
     Exchange of a Policy for a BMA Policy...................................................................

3. INVESTMENT CHOICES........................................................................................
     Transfers...............................................................................................
     Dollar Cost Averaging...................................................................................
     Asset Rebalancing Option................................................................................
     Asset Allocation Option.................................................................................
     Substitution............................................................................................

4. EXPENSES..................................................................................................
     Premium Charge..........................................................................................
     Monthly Deduction.......................................................................................
     Surrender Charge........................................................................................
     Partial Surrender Fee...................................................................................
     Waiver of Surrender Charges.............................................................................
     Reduction or Elimination of the Surrender Charge........................................................
     Transfer Fee............................................................................................
     Taxes...................................................................................................
     Investment Option Expenses..............................................................................

5. DEATH BENEFIT.............................................................................................
     Change in Death Benefit Option..........................................................................
     Change in Specified Amount..............................................................................
     Guaranteed Minimum Death Benefit........................................................................
     Accelerated Death Benefit...............................................................................
6. TAXES.....................................................................................................
     Life Insurance in General...............................................................................
     Taking Money Out of Your Policy.........................................................................
     Diversification.........................................................................................

7. ACCESS TO YOUR MONEY......................................................................................
     Loans...................................................................................................
     Surrenders..............................................................................................

8. OTHER INFORMATION.........................................................................................
     BMA.....................................................................................................
     The Separate Account....................................................................................
     Distributors............................................................................................
     Administration..........................................................................................

     Suspension of Payments or Transfers.....................................................................

     Ownership...............................................................................................

PART II

Executive Officers and Directors of BMA......................................................................
Officers and Directors of Jones & Babson, Inc................................................................
Officers and Directors of Conseco Equity Sales, Inc..........................................................
Voting.......................................................................................................
Legal Opinions...............................................................................................
Reduction or Elimination of Surrender Charge.................................................................
Net Amount at Risk...........................................................................................
Maturity Date................................................................................................
Misstatement of Age or Sex...................................................................................
Our Right to Contest.........................................................................................
Payment Options..............................................................................................
Federal Tax Status...........................................................................................
Reports to Owners............................................................................................
Legal Proceedings............................................................................................
Experts
Financial Statements.........................................................................................
Appendix A-Illustration of Policy Values.....................................................................
Appendix B-Rates of Return ..................................................................................


                                   DEFINITIONS

     Accumulation Value: The sum of Your Policy values in the Subaccounts, the Fixed Account and the Loan Account.

     Accumulation Unit: A unit of measure used to calculate Your Accumulation Value in the Subaccounts.

     Age: Issue age is age nearest birthday on the Policy Date. Attained Age is the Issue Age plus the number of completed Policy Years.

     Authorized Request: A request, in a form satisfactory to Us, which is received by the BMA Service Center.

     Beneficiary: The person named in the application or at a later date to receive the Death Proceeds of the Policy or any rider(s).

     BMA: Business Men's Assurance Company of America.

     BMA Service Center: The office indicated in the Summary to which notices, requests and Premiums must be sent. All sums payable to Us under the Policy are payable only at the BMA Service Center.

     Business Day: Each day that the New York Stock Exchange is open for business. The Separate Account will be valued each Business Day.

     Cash Surrender Value: The Accumulation  Value less the surrender charge, if
any,  that  applies  if  the  Policy  is   surrendered  in  full  and  less  any
Indebtedness.

     Death Benefit: The amount used to determine the Death Proceeds payable upon the death of the Primary Insured. The Death Benefit can be either Level or Adjustable.

     Death Proceeds: The Death Proceeds equal the Death Benefit as of the date of the Primary Insured's death, less any Indebtedness.

     Fixed Account: A portion of the General Account into which You can allocate Net Premiums or transfer Accumulation Values. It does not share in the investment experience of any Subaccount of the Separate Account.

     General Account: Our general investment account which contains all of Our assets with the exception of the Separate Account and other segregated asset accounts.

     Grace Period: The 61 days that follow the date We mail a notice to You for payment if the Cash Surrender Value is not sufficient to cover the Monthly Deduction.

     Indebtedness: Unpaid Policy loans plus unpaid Policy loan interest.

     Initial Specified Amount: The amount of coverage selected by You at the time of application and which will be used to determine the Death Benefit.

     Investment Option(s): Those investment options available through the Separate Account.

     Loan Account: An account established within Our General Account for any amounts transferred from the Fixed Account and the Separate Account as a result of loans. The Loan Account is credited with interest and is not based on the experience of any Separate Account.

     Maturity Date: The date the Accumulation Value, less any Indebtedness, becomes payable to You, if the Primary Insured is then living.

     Minimum Specified Amount: The smallest Specified Amount the Policy may have is the greater of $ 50,000, and the Specified Amount a $ 300 no-lapse annual premium, excluding amounts for riders and Special Rate Classes, will purchase.

     Monthly Anniversary Day: The same day of each month as the Policy Date for each succeeding month the Policy remains in force. If the Monthly Anniversary falls on a day that is not a Business Day, any Policy transaction due as of that day will be processed the first Business Day following such date.

     Monthly Deduction: On the Policy Date and each Monthly Anniversary Day thereafter We deduct certain charges from Your Policy.

     Net Premium: We deduct a Premium Charge from each Premium paid. The Net Premium is the Premium paid less the Premium Charge.

     Owner: The person entitled to all the ownership rights under the Policy. If Joint Owners are named, all references to You or Owner shall mean Joint Owner.

     Policy Anniversary: The same month and day as the Policy Date for each succeeding year the Policy remains in force.

     Policy Date: The date by which Policy months, years and anniversaries are measured.

     Policy Month: The one month period from the Policy Date to the same date of the next month, or from one Monthly Anniversary Day to the next.

     Policy Year: The one year period from the Policy Date to the first Policy Anniversary or from one Policy Anniversary to the next.

     Premium: A payment You make towards the Policy and that does not re-pay any Indebtedness.

     Primary Insured: The person whose life is insured under the Policy.

     Rate Class: This is anything that would affect the level of Your Premium, such as health status and tobacco use.

     Reinstatement: To restore coverage after the Policy has terminated.

     Separate Account: A segregated asset account maintained by Us in which a portion of Our assets has been allocated for this and certain other policies.

     Specified Amount: The Initial Specified Amount plus each increase to the Specified Amount and less each decrease to the Specified Amount.

     Underwriting Process: The underwriting process begins the day We receive Your application at the BMA Service Center and ends the day We receive and approve all required documents, including the initial Premium, necessary to put the Policy in force.

     Us, We, Our: Business Men's Assurance Company of America.

     You, Your, Yours: The Owner of the Policy.

                                     SUMMARY

     The prospectus is divided into three sections: Summary, Part I and Part II. The sections in this summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Even more detailed information is contained in Part II.

     1. The Variable Life Insurance Policy: The variable life insurance policy offered by BMA is a contract between You, the Owner, and BMA, an insurance company.

     The Policy provides for the payment of the Death Proceeds to Your selected Beneficiary upon the death of the Primary Insured which should be excludable from the gross income of the Beneficiary. The Policy can be used to create or conserve one's estate or to save for retirement. The Policy can also be used for certain business purposes, such as keyman insurance. The Primary Insured is the person whose life is insured under the Policy. The Primary Insured can be the same person as the Owner but does not have to be.

     Under the Policy, You may, subject to certain limitations, make Premium payments, in any amount and at any frequency. The Policy provides an
Accumulation Value, surrender rights, loan privileges and other features traditionally associated with life insurance.

     The Policy has a no-lapse guarantee in the first five years providing the No-Lapse Monthly Minimum Premiums are paid. After this period, the Policy can lapse (terminate without value) when the Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period of 61 days has expired without an adequate payment being made.

     You should consult Your Policy for further understanding of its terms and conditions and for any state-specific provisions and variances that may apply to Your Policy.

     2. Purchases: You can buy the Policy by completing the proper forms. Your registered representative can help You. The minimum initial Premium We will accept will be computed for You with respect to the Specified Amount You have requested. We will also compute the No-Lapse Monthly Minimum Premium. In some circumstances We may contact You for additional information regarding the Primary Insured and may require the Primary Insured to provide Us with medical records, a physician's statement or a complete paramedical examination.

     The Policy is a flexible premium policy and unlike traditional insurance policies, there is no fixed schedule for Premium payments after the initial Premium. Although You may establish a schedule of Premium payments (Planned Premium), if you fail to make the Planned Premium payments it will not necessarily cause the Policy to lapse nor will paying the Planned Premium guarantee that a Policy will remain in force until maturity. Under most circumstances it is anticipated that You will need to make additional Premium payments, after the initial Premium, to keep the Policy in force.

     3. Investment Choices: You can put Your money in the Fixed Account or in any or all of the Investment Options which are briefly described in Section 3 - Investment Choices and are more fully described in the prospectuses for the funds.

     4. Expenses: The Policy has both insurance and investment features, and there are costs related to each that reduce the return on Your investment.

     We deduct a Premium Charge from each Premium payment made. The Premium Charge is as follows:


            Policy Years 1-10:             5.5% of all Premiums.
            Policy Years 11 and later:     4.0% of all Premiums.


     We deduct a Policy Charge each month from the unloaned Accumulation Value of the Policy. The Policy Charge is as follows:

            Policy Year 1:                 $25 each month
            Policy Years 2 and later:      Currently, $5 each month. This charge is
                                           not guaranteed and may be increased


     We deduct a Risk Charge each month from the unloaned Accumulation Value of the Policy. The Risk Charge is calculated as follows:


            Policy Years 1-10:             Each month, .80%, on an annual basis, of the
                                           Accumulation Value in the Separate Account

            Policy Years 11 and later:     Each month, .40%, on an annual basis, of
                                           the Accumulation Value in the Separate Account


     Each month We will make a deduction from the unloaned Accumulation Value of the Policy for the cost of insurance. This charge will depend upon the Specified Amount, Your Accumulation Value, and the sex, age and Rate Class of the Primary Insured. We may also charge for any riders attached to the Policy. The maximum deduction that will be made for cost of insurance is 83.33333 per $1,000 net amount at risk. This is the rate at attained age 98. Therefore, this is most likely not the rate You will be charged. Maximum rates vary by sex, tobacco use and attained age and range from 0.08420 to 83.33333 per $1,000 net amount at risk. See "Expenses-Monthly Deduction-Cost of Insurance" in Part I for more information.

     There are also daily investment charges which apply to the average daily value of the Investment Options. These charges are deducted from the Investment Options and range on an annual basis from .26% to 1.44%, depending on the Investment Option.

     If You take out more than the Free Partial Surrender Percentage, We may assess a surrender charge which depends upon Your Initial Specified Amount, the year of surrender, issue Age, sex and Rate Class. The maximum surrender charge that will be deducted is $44.56 per $1,000 specified amount. The maximum charge varies by issue Age, sex and tobacco use and ranges from $5.40 to $44.56 per $1,000. See "Expenses-Surrender Charge" in Part I for more information. The surrender charge for total surrenders is level for the first four Policy Years then grades down (pursuant to a set formula) each month beginning in the fifth Policy Year and is zero at the end of Policy Year ten. Your Policy is issued with a surrender charge schedule which shows the surrender charge at the end of the Policy Year. The charge is not affected by Special Rate Classes nor by the addition of riders.

     When You make a partial surrender, We assess a pro-rata portion of the surrender charge. In the event that You increase Your Specified Amount, a new surrender charge schedule will be imposed on the increased amount.

     There is a partial surrender fee of $25 assessed for any partial surrender in addition to any surrender charge that may be assessed. The partial surrender fee is deducted from the unloaned Accumulation Value of the Policy. The Free Partial Surrender Percentage is excluded from these charges.

     Each transfer after 12 in any Policy Year, unless the transfer is pre-scheduled, will incur a transfer fee of $25.

     5. Death Benefit: The amount of the Death Benefit depends on:

          o    the Specified Amount of Your Policy,

          o    the Death Benefit option in effect at the time of death, and

          o    under some circumstances, Your Policy's Accumulation Value.

     There are two Death Benefit options: Level Death Benefit and Adjustable Death Benefit. Under certain circumstances, You can change Death Benefit options. You can also change the Specified Amount under certain circumstances.

     The actual amount payable to Your Beneficiary is the Death Proceeds which is equal to the Death Benefit less any Indebtedness. At the time of application for a Policy, You designate a Beneficiary who is the person or persons who will receive the Death Proceeds. You can change Your Beneficiary unless You have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.

     All or part of the Death Proceeds may be paid in a lump sum or applied under one of the Payment Options contained in the Policy.

     6. Taxes: Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the Death Proceeds paid under the Policy should be excludable from the gross income of the Beneficiary. Your earnings in the Policy are not taxed until You take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If You are younger than 591/2 when You take money out of a MEC, You may also be subject to a 10% federal tax penalty on the earnings withdrawn.

     7. Access To Your Money: You can terminate the Policy at any time and We will pay You the Cash Surrender Value. After the first Policy Year, You may surrender a part of the Cash Surrender Value subject to the requirements of the Policy. When You terminate Your Policy or make a partial surrender, a surrender charge (or a portion thereof in the case of a partial surrender) may be assessed. Once each Policy Year, on a non-cumulative basis, You may make a free partial surrender of up to 10% of Your unloaned Accumulation Value.

     You can also borrow some of Your Accumulation Value.

8.   Other Information:

Free Look

     You can cancel the Policy within ten days after You receive it (or whatever period is required in Your state) and We will refund all Premiums paid less any Indebtedness. Upon completion of the Underwriting Process, We will allocate the initial Net Premium to the Money Market Portfolio for fifteen days (or the Free Look period required in Your state plus five days). After that, We will invest Your Accumulation Value as You requested.

Who Should Purchase the Policy?

     The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their Policies through investment in the Investment Options.

     The Policy offers the following to individuals:

     o    create or conserve one's estate

     o    supplement retirement income

     o    access to funds through loans and surrenders

     The Policy offers the following to businesses:

     o    protection for the business in the event a key employee dies

     o    provide debt protection for business loans

     o create a fund for employee benefits, buy-outs and future business needs.

     If You currently own a variable life insurance policy on the life of the Primary Insured, You should consider whether the purchase of the Policy is appropriate.

     Also, You should carefully consider whether the Policy should be used to replace an existing Policy on the life of an Insured.

Additional Features

o You can arrange to have a regular amount of money automatically transferred from the Money Market Portfolio to the Investment Options each month, theoretically giving You a lower average cost per unit over time than a single one time purchase. We call this feature the Dollar Cost Averaging Option.

o We will automatically readjust Your money between Investment Options periodically to keep the blend You select. We call this feature the Asset Rebalancing Option.

o If the Primary Insured becomes terminally ill, We will pay You a portion of the Death Benefit. We call this feature the Accelerated Death Benefit Rider.

o If You pay a certain required Premium, We guarantee that the Policy will not lapse even if Your Accumulation Value is not sufficient to cover the Monthly Deductions. We call this feature the Guaranteed Minimum Death Benefit Rider.

o If the Primary Insured becomes totally disabled, We will waive the Monthly Deduction, excluding the Risk Charge, or the Planned Premium. This is provided by the Waiver of Monthly Deductions Rider or the Waiver of Planned Premium Rider.

o We also offer a number of additional riders that are common for universal life policies.

     These features and riders may not be available in Your state and may not be suitable for Your particular situation.

          9. Inquiries: If You need more information about buying a Policy, please contact Us at:

               BMA
               P.O. Box 412879
               Kansas City, Missouri 64141-2879
               1-888-262-8131

          If  You  need  policy  owner   service  (such  as  changes  in  Policy
     information, inquiry into Policy values, or to make a loan), please contact Us at our service center:

               BMA
               P.O. Box 66793
               St. Louis, Missouri 63166-6793
               1-877-784-9972

                                     PART I

1.   THE VARIABLE LIFE INSURANCE POLICY

     The variable life insurance policy is a contract between You, the Owner, and BMA, an insurance company. The Policy can be used to create or conserve one's estate and retirement planning for individuals. It can also be used for certain business purposes.

     The Policy provides for life insurance coverage on the Primary Insured and has Accumulation Values, a Death Benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance policy, the Accumulation Value, to the extent invested in the Investment Options, will increase or decrease depending upon the investment experience of those Investment Options. The duration or amount of the Death Benefit may also vary based on the investment performance of the underlying Investment Options. To the extent You allocated Premium or Accumulation Value to the Separate Account, You bear the investment risk. If the Cash Surrender Value is insufficient to pay the Monthly Deductions, the Policy may terminate.

     Because the Policy is like traditional and universal life insurance, it provides a Death Benefit which will be paid to Your named Beneficiary. When the Primary Insured dies, the Death Proceeds are paid to Your Beneficiary which should be excludable from the gross income of the Beneficiary. The tax-free Death Proceeds makes this an excellent way to accumulate money You don't think you'll use in Your lifetime and is a tax-efficient way to provide for those You leave behind. If You need access to Your money, You can borrow from the Policy or make a total or partial surrender.

     You should consult Your Policy for further understanding of its term and conditions and for any state-specific provisions and variances that may apply to Your Policy.

2. PURCHASES

Premiums

     Premiums are the monies You give Us to buy the Policy. The Policy is a Flexible Premium Policy which allows You to make Premium payments in any amount and at any time, subject of course to making sufficient Premium payments to keep the Policy in force. Even though the Policy is flexible, when You apply for coverage You can establish a schedule of Premium payments (Planned Premium). The Planned Premium is selected by You. Thus they will differ from Policy to Policy. You should consult Your Registered Representative about Your Planned Premium.

     We guarantee that the Policy will stay in force for the first five years after issue if total Premiums paid are at least as great as:

     1.   the cumulative five year No-Lapse Monthly Minimum Premium; plus

     2.   the total of all partial surrenders made; plus

     3.   Indebtedness.

     We will establish a No-Lapse Monthly Minimum Premium at the time you apply for coverage which is the smallest level of Planned Premium.

     The Policy will remain in force if the Cash Surrender Value is greater than zero regardless of how long it has been in force.

     Additional Premiums may be paid at any time. However, We reserve the right to limit the number and amount of additional Premiums. Under some circumstances, We may require evidence that the Primary Insured is still insurable. All Premiums are payable at the BMA Service Center.


Waiver of Planned Premiums

     You can elect to have a Waiver of Planned Premium Rider added to Your Policy. The rider provides for the Planned Premium to be waived by crediting a Premium equal to the monthly waiver benefit on each Monthly Anniversary Day during the Primary Insured's total disability beginning before age 60 and continuing 6 months or more. Premiums paid during the first 6 months of disability are refunded, and subsequent Premiums are waived as long as total disability continues. The monthly waiver benefit to be credited as a Premium to the Policy while benefits are payable under the rider is the Planned Premium at the time the disability begins.

     All Monthly Deductions will continue to be made.

     If at the end of any Policy Month while benefits are being paid under the rider, the Cash Surrender Value is not sufficient to cover the Monthly Deductions, the credit of the monthly waiver benefit will cease, and the Monthly Deductions will be waived as long as total disability continues.

     If the Primary Insured is no longer totally disabled, You must begin paying Premiums again. If You do not pay sufficient premiums, Your policy may lapse depending on Your facts and circumstances at that time.

     You should consult the rider for the terms and conditions. The rider is available as an alternative to the Waiver of Monthly Deductions. You can select either the Waiver of Monthly Deduction Rider or the Waiver of Planned Premium Rider but not both.

Application for a Policy

     In order to purchase a Policy, You must submit an application to Us that requests information about the proposed Primary Insured. In some cases, We will ask for additional information. We may request that the Primary Insured provide Us with medical records, a physician's statement or possibly require other medical tests.

Issue Ages

     We currently issue to Primary Insureds whose ages are: 20-80 for Standard rates and 20-70 for Preferred rates.

     We will review all the information We are provided about the Primary Insured and determine whether or not the Primary Insured meets Our standards for issuing the Policy. This process is called underwriting. If the Primary Insured meets all of Our underwriting requirements, We will issue a Policy. There are several underwriting classes under which the Policy may be issued.

     The underwriting period could be up to 60 days or longer from the time the application is signed. If We receive the initial Premium with the application, Your Registered Representative will give you a conditional receipt. If You receive a conditional receipt, you will be eligible for conditional coverage. The conditional coverage, if You meet the conditions specified on the conditional receipt, will be effective from the later date of the application, a medical exam, if required, or a date You request (it must be within 60 days of the date of the application). It will expire 60 days from the effective date. The conditional insurance is subject to a number of restrictions and is only applicable if the proposed Primary Insured was an acceptable risk for the insurance applied for.

Application of Premiums

     When You purchase a Policy and We receive money with Your application, We will initially put Your money in Our General Account. Your money will remain in Our General Account during the Underwriting Process. Upon completion of the Underwriting Process, Your money will be moved to the Money Market Portfolio where it will remain for 15 days (or the period required in Your state plus five days). After the 15 days, We will allocate Your money to the Investment Option(s) You requested in the application. All allocation directions must be in whole percentages. If You pay additional Premiums, We will allocate them in the same way as Your first Premium unless You tell Us otherwise.

     If You change Your mind about owning a Policy, You can cancel it within 10 days after receiving it (or the period required in Your state) (Free Look Period). (If the Owner is a resident of California and is age 60 or older, the period is 30 days.) When You cancel the Policy within this time period, We will not assess a Surrender Charge and will give You back Your Premium payment less any Indebtedness.

     When Your application for the Policy is in good order, We will invest Your first Premium in the Money Market Portfolio within two days after We have completed Our underwriting. Subsequent Premiums will be allocated in accordance with the selections in Your application.

     If as a result of Our underwriting review, We do not issue You a Policy, We will return Your Premium, and interest, if any, required by Your state. If We do issue a Policy, on the Policy Date We will deduct the first Monthly Deduction and credit interest. The maximum first Monthly Deduction is 100% of the first net Premium paid. The maximum deduction that We will take from the Premium is 5.5% of the Premium paid.

Grace Period

     Your Policy will stay in effect as long as Your Cash Surrender Value is sufficient to cover Monthly Deductions. If the Cash Surrender Value of Your Policy is not enough to cover these deductions, We will mail You a notice. You will have 61 days from the time the notice is mailed to You to send Us the required payment. This is called the Grace Period. Because this Policy has a five year no-lapse guarantee, the Policy will not terminate if the No-Lapse Monthly Minimum Premiums are paid during this five year period.

Accumulation Unit Values

     The value of Your Policy that is invested in the Investment Option(s) will go up or down depending upon the investment performance of the Investment Option(s) You choose. In order to keep track of the value of Your Policy, We use a unit of measure We call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.)

     Every Business Day We determine the value of an Accumulation Unit for each of the Investment Options. The value of an Accumulation Unit for any given Business Day is determined by multiplying a factor We call the net investment factor times the value of the Accumulation Unit for the previous Business Day. We do this for each Investment Option. The net investment factor is a number that reflects the change (up or down) in an underlying Investment Option share. Our Business Days are each day that the New York Stock Exchange is open for business. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

     When You make a Premium payment, We credit Your Policy with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of Net Premium allocated to an Investment Option by the value of the Accumulation Unit for the Investment Option for the Business Day when the Premium payment is applied to Your Policy.

     We calculate the value of an Accumulation Unit for each Investment Option after the New York Stock Exchange closes each Business Day and then apply it to Your Policy.

     When We assess the Monthly Deductions, We do so by deducting Accumulation Units from Your Policy. When You have selected more than one Investment Option and/or the Fixed Account, We make the deductions pro-rata from all the Investment Options and the Fixed Account.

     When You make a surrender We determine the number of Accumulation Units to be deducted by dividing the amount of the surrender from an Investment Option by the value of an Accumulation Unit for the Investment Option. The resulting number of Accumulation Units is deducted from Your Policy. When You make a transfer from one Investment Option to another We treat the transaction by its component parts, i.e., a surrender and a purchase.

Example:

     On Monday We receive a Premium payment from You. You have told Us You want $700 of this payment to go to the Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, We determine that the value of an Accumulation Unit for the Large Cap Value Portfolio is $12.70. We then divide $700 by $12.70 and credit Your Policy on Monday night with 55.12 Accumulation Units for the Large Cap Value Portfolio.

Right to Refund

     To receive the tax treatment accorded life insurance under Federal laws, insurance under the Policy must initially qualify and continue to qualify as life insurance under the Internal Revenue Code. To maintain qualification to the maximum extent permitted by law, We reserve the right to return Premiums you have paid which We determine will cause any coverage under the Policy to fail to qualify as life insurance under applicable tax law and any changes in applicable tax laws or will cause it to become a Modified Endowment Contract (MEC). Additionally, We reserve the right to make changes in the Policy or to make distributions to the extent We determine necessary to continue to qualify the Policy as life insurance and to comply with applicable laws. We will provide You advance written notice of any change.

     If subsequent Premium payments will cause Your Policy to become a MEC We will contact You prior to applying the Premium. If You elect to have the Premium applied, We require that You acknowledge in writing that You understand the tax consequences of a MEC before We will apply the Premiums. Section 6 contains a discussion of certain tax considerations provisions including MECs.

Exchange of a Policy for a BMA Policy

     Under federal tax law a life insurance policy may be exchanged tax-free for another life insurance policy. However, a policy received in exchange for a MEC will also be treated as a MEC. Any exchange of a policy for a BMA Policy must meet Our policy exchange rules in effect at that time.

3. INVESTMENT CHOICES

     The Policy offers 47 investment choices-a Fixed Account and 46 Investment Options. Additional Investment Options may be available in the future.

     You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your Policy. Certain portfolios contained in the fund prospectuses may not be available with Your Policy. Below is a summary of the investment objectives and strategies of each Investment Option. There can be no assurance that the investment objectives will be achieved. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks of each portfolio.

     Shares of the funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with BMA. Certain portfolios are also sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     BMA may enter into certain arrangements under which it is reimbursed by the
Investment   Options'   advisers,   distributors   and/or   affiliates  for  the
administrative services which it provides to the portfolios.

     The investment objectives and policies of certain of the Investment Options are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

     An Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow.

INVESTORS MARK SERIES FUND, INC.

     Investors Mark Series Fund, Inc. is managed by Investors Mark Advisors, LLC (Adviser), which is an affiliate of BMA. Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios. Each Investment option has a different investment objective. The Adviser has engaged sub-advisers to provide investment advice for the individual Investment Option. The following Investment Options are available under the Policy:

     Standish, Ayer & Wood, Inc. is the Sub-Adviser to the Following Portfolios:

          Intermediate Fixed Income Portfolio

          The goal of this Portfolio is a high level of current income with stability of principal and liquidity. The Portfolio seeks to accomplish this by investing in intermediate term, high-quality corporate and mortgage-backed fixed income investments. The average maturity of the investments in the Portfolio is five to thirteen years. The Portfolio also looks for other opportunities to invest in securities that have the potential for capital appreciation, but are not likely to add risk to the Portfolio.

          Mid Cap Equity Portfolio

          The goal of the Portfolio is to achieve long-term growth by investing in the common stock of mid-sized U.S. companies.

          Stocks  must  meet  two  criteria  in  order  to be  included  in  the
          Portfolio:

          o    they must have above-average growth potential and momentum, and

          o they must be undervalued, or "cheap," relative to other stocks and the market as a whole.

          The Portfolio's Adviser uses both mathematical models and years of experience in individual judgment to make the stock buy and sell decisions for the Portfolio.

          Money Market Portfolio

          The goal of this Portfolio is to earn the highest possible level of current income while preserving capital and maintaining liquidity. It invests in carefully selected short-term fixed income securities issued by the U.S. government and its agencies and by other stable financial institutions.

     Standish International Management Company, L.P. is the Sub-Adviser to the Following Portfolio:

          Global Fixed Income Portfolio

          The Portfolio's objective is to maximize total return and to generate a market level return while preserving both liquidity and principal. Typically, assets are diversified across ten or more countries.

     Stein  Roe &  Farnham  Incorporated  is the  Sub-Adviser  to the  Following
     Portfolios:

          Small Cap Equity Portfolio

          This Portfolio seeks long-term growth by investing in small and medium-sized entrepreneurially managed companies that the Portfolio's Adviser believes are selling at attractive prices and that enjoy good management.

          Large Cap Growth Portfolio

          The goal of this Portfolio is long-term capital appreciation. The Portfolio invests, under normal circumstances, at least 65 percent of its total assets in common stocks and other equity type securities believed to have the ability to appreciate in value over time. The Portfolio's Adviser seeks to invest in companies that it believes have the potential to maintain their competitive advantages and to create wealth over a long period of time.

     David L. Babson & Co., Inc. is the Sub-Adviser to the Following Portfolio:

          Large Cap Value Portfolio

          The goal of this Portfolio is long-term capital growth. It invests in common stocks that are seen as undervalued, or "cheap," relative to corporate earnings, dividends, and/or assets-striving to achieve above-average return with below average risk.

     Lord, Abbett & Co. is the Sub-Adviser to the Following Portfolio:

          Growth & Income Portfolio

          This Portfolio is value driven, seeking long-term growth of capital and income without a lot of fluctuation in market value. It invests in large, seasoned companies in sound financial condition that are expected to show above average price appreciation.

     Kornitzer  Capital  Management,  Inc. is the  Sub-Adviser  to the Following
     Portfolio:

          Balanced Portfolio

          The goal of this Portfolio is both long-term capital growth and high current income. It invests in both stocks and fixed income securities. The balance of stocks and bonds in the Portfolio can change based on the Portfolio Adviser's view of economic conditions, interest rates, and stock prices. Generally, about one-third of the Portfolio's assets will be invested in common stocks, one-third in high yielding corporate bonds, and one-third in convertible securities. Convertible securities offer current income like a corporate bond, but can also provide capital appreciation through their conversion feature (the right to convert to common stock).

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC (formerly, Berger Associates, Inc.) is the investment adviser to all portfolios except the Berger/BIAM IPT-International Fund. BBOI Worldwide LLC is the adviser to the Berger/BIAM IPT-International Fund. BBOI Worldwide LLC has retained Bank of Ireland Asset Management (U.S.) Limited ("BIAM"). The following Investment Options are available under the Policy:

     Berger IPT-Growth Fund (formerly, Berger IPT-100 Fund)

     This Fund aims for long term capital appreciation by investing primarily common stocks of established companies with the potential for strong earnings growth.

     Berger IPT-Growth and Income Fund

     This Fund aims for capital appreciation and has a secondary goal of investing in securities that produce current income for the portfolio. In pursuing these goals, the fund primarily invests in the securities of well-established, growing companies.

     Berger IPT-Small Company Growth Fund

     This Fund seeks capital appreciation by investing primarily in common stocks of small companies with the potential for rapid earnings.

     Berger/BIAM IPT-International Fund

     The goal of this Fund is long-term capital appreciation through investments in non-U.S. equity securities of well-established companies. The primary focus of the fund is on undervalued, or "cheap," stocks of mid-sized to large companies.


CONSECO SERIES TRUST

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Capital Management, Inc. is the investment adviser to the portfolios. The following Investment Options are available under the Policy:

     Balanced Portfolio

     This Portfolio seeks a high total investment return, consistent with preservation of capital and prudent investment risk, by allocating investments among debt securities, equity securities and money-market investments.

     Equity Portfolio

     This Portfolio seeks to provide a high total return consistent with preservation of capital and prudent level of risk by investing primarily in selected equity securities.

     Fixed Income Portfolio

     This Portfolio seeks the highest level of income, consistent with preservation of capital, by investing primarily investment-grade debt securities.

     Government Securities Portfolio

     This Portfolio seeks safety of capital, liquidity and current income by investing primarily in securities issued by the U.S. government, or an agency or instrumentality of the U.S. government.

THE ALGER AMERICAN FUND

     The Alger  American  Fund is a mutual fund with multiple  portfolios.  Fred
Alger  Management,   Inc.  serves  as  the  investment  adviser.  The  following
Investment Options are available under the Policy:

     Alger American Growth Portfolio

     This Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

     Alger American Leveraged AllCap Portfolio

     This Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money in amounts up to one-third of its total assets to buy additional securities.

     Alger American MidCap Growth Portfolio

     This Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential that generally have broad product Lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index(R).

     Alger American Small Capitalization Portfolio

     This Portfolio seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap 600 Index(R).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following Investment Options are available under the Policy:

     VP Income & Growth

     This Portfolio seeks dividend growth, current income, and capital appreciation by investing in common stocks. The Portfolio invests in mainly large company stocks, such as those in the Standard & Poor's 500 Composite Stock Price Index, but it also may invest in the stocks of small and medium-size companies. The management team strives to outperform the Standard & Poor's 500 Composite Stock Price Index over time while matching its risk characteristics.

     VP International

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. VP Value

     This Portfolio seeks long-term capital growth as a primary objective and income as a secondary objective. It invests in well-established companies that the Portfolio's Adviser believes are undervalued at the time of purchase.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and provide day-to-day management of the Fund's investments.

     This Fund seeks capital growth, with current income as a secondary goal by investing primarily in the common stock of companies that meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND

     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

     The objective of this Portfolio is to match, as closely as possible, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500). To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following Investment Options are available under the Policy:

     Dreyfus VIF Disciplined Stock Portfolio

     This Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.


     Dreyfus VIF International Value Portfolio

     This Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio ordinarily invests most if its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is an open-end, management investment company with multiple portfolios. Federated Investment Management Company is the investment adviser to all Investment Options except the Federated International Equity Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following Investment Options are available under the Policy:

     Federated High Income Bond Fund II

     This Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

     Federated International Equity Fund II

     The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

     Federated Utility Fund II

     This Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

VARIABLE INSURANCE PRODUCTS FUND and VARIABLE INSURANCE PRODUCTS FUND II

     Variable Insurance Products Fund and Variable Insurance Products Fund II are each mutual funds managed by Fidelity Management & Research Company. The following Investment Options are available under the contract.

     Fidelity VIP Overseas Portfolio (available as of June 19, 2000)

     This Portfolio seeks long-term growth of capital by investing at least 65% of total assets in foreign securities and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

     Fidelity VIP Growth Portfolio (available as of June 19, 2000)

     This Portfolio seeks to achieve capital appreciation by investing primarily in common stocks of companies that the Adviser believes have above-average growth potential(stocks of these companies are often called "growth" stocks).

     Fidelity VIP II Contrafund Portfolio (available as of June 19, 2000)

     This Portfolio seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the Adviser believes is not fully recognized by the public.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following Investment Options are available under the Policy:

     INVESCO VIF-High Yield Fund

     The objective of this Portfolio is to seek a high level of current income by investing substantially all of its assets in lower-rated debt bonds and other debt securities as well as preferred stock. A secondary goal is long-term capital appreciation.

     INVESCO  VIF-Equity Income Fund

     This Portfolio seeks capital appreciation with high current income with capital appreciation as a secondary goal. The Portfolio normally invests at least 65% of its assets in dividend paying common and preferred stocks. The remaining assets are generally invested in income producing securities such as corporate bonds; however, in order to take advantage of strong equity markets, there are no limits on the amount of equity securities in which the Portfolio may invest. The Portfolio may invest up to 30 percent of its total assets in non-dividend paying common stocks.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following Investment Options are available under the Policy:

     Lazard Retirement Equity Portfolio

     This Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies with relatively large capitalization that the manager considers to be inexpensively priced relative to the return on total capital or equity.

     Lazard Retirement Small Cap Portfolio

     This Portfolio seeks long-term capital appreciation. It invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the manager believes are undervalued based on their earnings, cash flow or asset values.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

    Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. is the investment adviser. The following Investment Options are available under the Policy:

     Limited Maturity Bond Portfolio

     This Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.

     Partners Portfolio

     This Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is managed by Strong Capital Management, Inc. The following Investment Option is available under the
Policy:

     Strong Opportunity Fund II

     This Fund seeks capital growth by investing primarily in medium-size companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Mid Cap Growth Fund II is managed by Strong Capital Management, Inc., the investment adviser for the fund. This fund is a series of Strong Variable Insurance Funds, Inc. The following Investment Option is available under the Policy:

     Strong Mid Cap Growth Fund II

     This Fund seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following Investment Options are available under the Policy:

     Worldwide Bond Fund

     This Fund seeks high total return income plus capital appreciation by investing globally, primarily in debt securities.

     Worldwide Emerging Markets Fund

     This Fund seeks long-term capital appreciation by investing in equity securities of emerging markets around the world.

     Worldwide Hard Assets Fund

     This Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

     Worldwide Real Estate Fund

     This Fund  seeks a high  total  return  by  investing  primarily  in equity
     securities  of  companies  that  own   significant   real  estate  or  that
     principally do business in real estate.

Transfers

     You can transfer money among the Fixed Account and the Investment Options. You can make 12 free transfers each Policy Year. You can make a transfer to or from the Fixed Account and to or from any Investment Option. If You make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer:

     1. The minimum amount which You can transfer from the Fixed Account or any Investment Option is $250 or Your entire interest in the Investment Option or the Fixed Account, if the remaining balance is less than $250.

     2. The maximum amount which can be transferred from the Fixed Account is limited to 25% of the Accumulation Value in the Fixed Account. Only one transfer out of the Fixed Account is allowed each Policy Year. These requirements are waived if the transfer is pursuant to a pre-scheduled transfer.

     3. The minimum amount which must remain in any Investment Option or Fixed Account after a transfer is $250.

     4. A transfer will be effective as of the end of the Business Day when We receive an Authorized Request at the BMA Service Center.

     5. Neither Us nor Our BMA Service Center is liable for a transfer made in accordance with Your instructions.

     6. We reserve the right to restrict the number of transfers per year and to restrict transfers from being made on consecutive Business Days.

     7. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to or from one or more of the Investment Options and could include but not be limited to:

          o    a requirement of a minimum time period between each transfer;

          o not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Owner; or

          o limiting the dollar amount that may be transferred by an Owner at any one time.

Telephone Transfers

     You may elect to make transfers by telephone. To elect this option You must do so in an Authorized Request. If there are Joint Owners, unless We are instructed to the contrary, instructions will be accepted from either one of the Joint Owners. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If We do not, We may be liable for any losses due to unauthorized or fraudulent instructions. The BMA Service Center tape records all telephone instructions. Transfers do not change the allocation instructions for future Premiums.


Dollar Cost Averaging

     The Dollar Cost Averaging Option allows You to systematically transfer a set amount each month from the Money Market Portfolio to any of the other Investment Option(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, You may be less susceptible to the impact of market fluctuations.

     The minimum amount which can be transferred each month is $250. You must have an unloaned Accumulation Value of at least $5,000. The amount required to complete Your program must be in the source account in order to participate in dollar cost averaging.

     All dollar cost averaging transfers will be made on the 15th day of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next Business Day. You must participate in dollar cost averaging for at least 6 months.

     If You participate in dollar cost averaging, the transfers made under this option are not taken into account in determining any transfer fee. Currently, there is no charge for participating in Dollar Cost Averaging.

Asset Rebalancing Option

     Once Your money has been allocated among the Investment Options, the performance of the Accumulation Value of each option may cause Your allocation to shift. If the unloaned Accumulation Value of Your Policy is at least $5,000, You can direct Us to automatically rebalance Your Policy each quarter to return to Your original percentage allocations by selecting Our asset rebalancing option. The program will terminate if You make any transfer outside of the Investment Options You have selected under the asset rebalancing option. The minimum period to participate in this program is 6 months. The transfer date will be the 15th of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next Business Day. The Fixed Account is not part of asset rebalancing.

     If You participate in the asset rebalancing option, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the asset rebalancing option.

Asset Rebalancing Example:

     Assume that You want the Accumulation Value split between two Investment Options. You want 40% to be in the Intermediate Fixed Income Portfolio and 60% to be in the Mid Cap Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Intermediate Fixed Income Portfolio now represents 50% of Your holdings because of its increase in value. If You had chosen to have Your holdings rebalanced quarterly, on the first day of the next quarter, We would sell some of Your units in the Intermediate Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Mid Cap Equity Portfolio to increase those holdings to 60%.

Asset Allocation Option

     We recognize the value to certain Owners of having available, on a continuous basis, advice for the allocation of Your money among the Investment Options available under the Policy. Certain providers of these types of services have agreed to provide such services to Owners in accordance with Our administrative rules regarding such programs.

     We have made no independent investigation of these programs. We have only established that these programs are compatible with Our administrative systems and rules.

     Even though We permit the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Options, and when We become aware of such disruptive practices, We may modify the transfer provisions of the Policy.

     If You participate in an approved asset allocation program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, BMA does not charge for participating in an Asset Allocation Program.


Substitution

     We may be required to substitute one of the Investment Options You have selected with another Investment Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give You notice of Our intent to do this.

4. EXPENSES

     There are charges and other expenses associated with the Policy that reduce the return on Your investment in the Policy. The charges and expenses are:


Premium Charge

     We deduct a Premium Charge from each Premium payment You make. We consider a portion of the Premium Charge a sales load. The sales load portion is 3.5% of Premiums paid during the first ten Policy Years and 2.0% of Premiums paid thereafter. The portion of the Surrender Charge that does not recover issue and underwriting expenses is assessed as a sales load but only if the Policy is surrendered during the first ten Policy Years. The Premium Charge is as follows:


            Policy Years 1-10:                                       5.5% of all Premiums.
            Policy Years 11 and thereafter:                          4.0% of all Premiums.


     The Premium Charge is to cover some of Our costs incurred in selling the Policy and in issuing it, such as commissions, premium tax, DAC tax (Deferred Acquisition Costs) and administrative costs.


Monthly Deduction

     The initial Monthly Deduction is made on the Policy Date but does not include a Risk Charge. On each Monthly Anniversary Day We make a Monthly Deduction from the Accumulation Value of Your Policy. The Monthly Deduction will be taken on a pro-rata basis from the Investment Options and the Fixed Account, exclusive of the Loan Account. The Monthly Deduction equals:

o    the Cost of Insurance for the Policy; plus

o    the monthly rider charges, if any; plus

o    the Risk Charge; plus

o    the monthly Policy Charge.

     Cost of Insurance. This charge compensates Us for insurance coverage provided for the month. The cost of insurance charge for a Policy month equals the appropriate current cost of insurance rate per $1,000, including any special Rate Classes, times the net amount at risk. The net amount at risk is different for the Level Death Benefit Option and the Adjustable Death Benefit Option. Part II contains a more detailed description of the net amount at risk.

     The monthly cost of insurance rate, per $1,000 of net amount at risk, is based on:

o    the Specified Amount,

o    issue Age of the Primary Insured,

o    sex of the Primary Insured,

o    Rate Class of the Primary Insured, and

o    the Policy Year.

     The maximum monthly cost of insurance rate ranges from 0.08420 to 83.33333 per $1,000. The table below shows the largest maximum monthly cost of insurance rate for all of the Ages in the range. The maximum rate for most Ages in the range will be smaller.

                                Maximum Monthly Cost of Insurance Rates Per $1,000


                                                 Male                                  Female

         Attained Age               Non-Tobacco            Tobacco          Non-Tobacco         Tobacco
==============================================================================================================
            20-29                     0.14010              0.19437             0.10005           0.12341
            30-39                     0.17850              0.30049             0.16097           0.22778
            40-49                     0.37912              0.73630             0.32558           0.50808
            50-59                     0.96089              1.79681             0.66576           0.99290
            60-69                     2.65338              4.29327             1.63207           2.19463
            70-80                     8.16248             10.74533             5.59571           6.58858
            81-99                    83.33333             83.33333            83.33333          83.33333


     Generally, We use a cost of insurance rate that is less than the maximum rate. The table below compares the maximum cost of insurance rate to the rate that is currently being used (current rate) during the first Policy Year. The rates below are based on the preferred non-tobacco Rate Class and a $150,000 Specified Amount.

                                     Monthly Cost of Insurance Rate Comparison


            Sex                                                                Cost of Insurance Rate

                                                        Issue Age             Current           Maximum
==============================================================================================================
            Male                                           45                 0.26313           0.27708
            Female                                         50                 0.31223           0.34983
            Male                                           55                 0.47878           0.65401

     We will determine the monthly cost of insurance rates based on the expectations as to future experience. We may charge less than the maximum cost of insurance rates as shown in the Table of Cost of Insurance Rates contained in Your Policy. Any change in the cost of insurance rates will apply to all Primary Insureds of the same Age, sex, Rate Class and Policy Year. The cost of insurance rates are greater for insureds in special Rate Classes.

     Monthly Rider Charges. We charge separately for any riders attached to the Policy. We deduct the cost of the riders for a Policy Month as part of the Monthly Deduction on each Monthly Anniversary Day.

     Risk Charge. We assess a Risk Charge which is deducted as part of the Monthly Deduction. The Risk Charge is calculated as follows:


            Years 1-10:.........................80%, on an annual basis, of the
                                                Accumulation Value in the Separate
                                                Account

            Per Policy Month for Policy
            Years 11 and later:.................40%, on an annual basis, of the
                                                Accumulation Value in the Separate
                                                Account

     The Risk Charge compensates Us for some of the mortality risks We assume, and the risk that We will experience costs above that for which We are compensated. It also compensates Us for some of the administrative costs in administering the Policy. We expect to profit from the charge.

     Policy Charge. We assess a Policy Charge which is deducted each Monthly Anniversary Day. The Policy Charge is:


     Per Policy Month for Policy

     Year 1:.......................................   $25

     Per Policy Month for Policy
     Years 2 and later:............................   Currently, $5. This charge is
                                                      not guaranteed and may be
                                                      increased but it will not
                                                      exceed $10.


     The Policy Charge compensates Us for some of the administrative costs of the Policy and the Separate Account.

     Waiver of Monthly Deduction. You can elect to have a Waiver of Monthly Deduction Rider added to Your Policy. This rider provides for all Monthly Deductions, excluding the Risk Charge, to be waived during the Primary Insured's total disability beginning before age 60 and continuing 6 months or more. Any Monthly Deductions, excluding the Risk Charge, made during the first 6 months will be credited back to the Accumulation Value and subsequent Monthly Deductions, excluding the Risk Charge, are waived as long as total disability continues.

     You should consult the rider for the terms and conditions. The rider is available as an alternative to the Waiver of Planned Premiums. You can select either the Waiver of Monthly Deduction Rider or the Waiver of Planned Premium Rider but not both. The rider is not available if the Policy is issued with the Guaranteed Minimum Death Benefit Rider.

Surrender Charge

If the Policy is surrendered before the 10th Policy Anniversary or within 10 years following the effective date of any increase in Specified Amount, a Surrender Charge may be deducted. The Surrender Charge specific to Your Policy is shown on Your Policy Schedule.

The maximum Surrender Charge that will be assessed ranges from $5.40 to $44.56 per $1,000 of Specified Amount. The table below shows the maximum Surrender Charge per $1,000 for all of the Ages in the range. The maximum Surrender Charge for some Ages in the range will be smaller.

Maximum Initial Surrender Charges Per $1,000


                                                 Male                                        Female

         Issue Age                Non-Tobacco              Tobacco             Non-Tobacco              Tobacco

           20-29                    $ 8.10                 $ 9.18                $ 7.20                 $ 8.10
           30-39                     12.43                  14.78                 10.92                  12.43
           40-49                     19.32                  23.87                 16.28                  18.91
           50-59                     29.52                  35.07                 23.52                  28.11
           60-69                     41.64                  44.56                 32.49                  38.00
           70-80                     49.94                  42.29                 35.97                  39.41


     The charge is not affected by special Rate Classes nor by the addition of riders. After the fourth Policy Year, or after four years following the effective date of an increase, the Surrender Charge between Policy Years will be pro-rated monthly (pursuant to a formula). When there is a partial surrender of Cash Surrender Value, a pro-rata portion of the Surrender Charge is assessed for any amount that the Specified Amount is reduced. The pro-rata Surrender Charge is calculated in the same manner as for a requested decrease.

     The Surrender Charge and the pro-rata Surrender Charge compensates Us for the costs associated with selling the Policy and for issue and underwriting expenses.

Partial Surrender Fee

     When there is a partial surrender of the Cash Surrender Value, in addition to any Surrender Charge that may be assessed, We will charge a Partial Surrender Fee of $25. This charge compensates Us for administrative expenses associated with a surrender.

     The Surrender Charge and Partial Surrender Fee are deducted from the unloaned Accumulation Value of the Policy. The Partial Surrender Fee is deducted pro-rata from the Investment Option(s) and/or the Fixed Account from which the withdrawal is made.

Waiver of Surrender Charges

     After the first Policy Anniversary, the Surrender Charge may be waived in the following circumstances:

     Free Partial Surrender Amount. Once each Policy Year, on a non-cumulative basis, You may make a free partial surrender up to 10% of the unloaned Accumulation Value without the imposition of the Partial Surrender Fee or the Surrender Charge. If you totally surrender the Policy later that Policy Year for its Cash Surrender Value, then the pro-rata Surrender Charges for each free partial surrender will be assessed at the time of surrender.

     Confinement. The Surrender Charge will not apply if:

     (1) You are confined in a long term care facility, skilled or intermediate nursing facility or hospital;

     (2)  You have been so confined for at least 90 consecutive days;

     (3) a physician certifies that confinement is required because of sickness or injury; and

     (4)  You were not so confined on the Policy Date.

          Proof of confinement will be required in a form satisfactory to Us.

     Total Disability. The Surrender Charge will not apply if:

     (1)  You are totally disabled;

     (2)  You have been so disabled for at least 90 days;

     (3)  a physician certifies that You are totally disabled; and

     (4)  You were not so disabled on the Policy Date.

          Proof of disability will be required in a form satisfactory to Us.

     Involuntary Unemployment. The Surrender Charge will not apply if:

     (1) You were employed on a "full time" basis (working at least 17 hours per week) on the Policy Date;

     (2)  Your employment was terminated by Your employer;

     (3)  You remain unemployed for at least 90 days; and

     (4) You certify in writing at the time You make Your surrender request that You are still unemployed.

     Divorce. The Surrender Charge will not apply if:

     (1)  You were married on the Policy Date;

     (2)  subsequent to the Policy Date a divorce proceeding is filed; and

     (3) You certify in writing at the time You make Your surrender request that You are now divorced.

     We will not assess pro-rata Surrender Charges for earlier free partial withdrawals if You make a total surrender due to confinement, total disability, involuntary unemployment or divorce.

     Not all options may be available in all states.


Reduction or Elimination of the Surrender Charge

     We may reduce or eliminate the amount of the Surrender Charge when the Policy is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the Policy or a prospective purchaser already had a relationship with Us. We will not deduct a Surrender Charge under a Policy issued to an officer, director or employee of BMA or any of its affiliates.


Transfer Fee

     You can make 12 free transfers every Policy Year. If You make more than 12 transfers a year, We will deduct a transfer fee of $25. If We do assess a transfer fee, it will be deducted from the amount transferred.

     If the transfer is part of the Dollar Cost Averaging Option, the Asset Rebalancing Option or Asset Allocation Option, it will not count in determining the transfer fee.

Taxes

     We do not currently assess any charge for income taxes which We incur as a result of the operation of the Separate Account. We reserve the right to assess a charge for such taxes against the Separate Account or Your Accumulation Value if we determine that such taxes will be incurred.


Investment Option Expenses

     There  are  deductions  from and  expenses  paid out of the  assets  of the
various   Investment   Options,   which  are  summarized  below.  See  the  fund
prospectuses for more information.

INVESTMENT OPTION EXPENSES

     (as a percentage of the average daily net assets of an Investment Option for the most recent fiscal year, except as noted.)

                                                                                               Other         Total Annual
                                                                                               Expenses      Portfolio
                                                                                               (after        Expenses (after
                                                                                               reimbursement reimbursement
                                                                             Management  12b-1 for certain   for certain
                                                                             Fees        Fees  Portfolios)   Portfolios)

INVESTORS MARK SERIES FUND, INC. (1)

     Intermediate Fixed Income Portfolio................................          .60%     -         .20%          .80%
     Mid Cap Equity Portfolio...........................................          .80%     -         .10%          .90%
     Money Market Portfolio.............................................          .40%     -         .10%          .50%
     Global Fixed Income Portfolio......................................          .75%     -         .25%         1.00%
     Small Cap Equity Portfolio.........................................          .95%     -         .10%         1.05%

     Large Cap Growth Portfolio.........................................          .80%     -         .10%          .90%
     Large Cap Value Portfolio..........................................          .80%     -         .10%          .90%
     Growth & Income Portfolio..........................................          .80%     -         .10%          .90%
     Balanced Portfolio.................................................          .80%     -         .10%          .90%

BERGER INSTITUTIONAL PRODUCTS TRUST (2)

     Berger IPT-Growth Fund                                                       .75%     -         .25%         1.00%
     Berger IPT-Growth and Income Fund..................................          .75%     -         .25%         1.00%
     Berger IPT-Small Company Growth Fund...............................          .85%     -         .30%         1.15%
     Berger/BIAM IPT-International Fund.................................          .90%     -         .30%         1.20%

CONSECO SERIES TRUST (3)

     Balanced Portfolio ................................................          .75%     -         .00%          .75%
     Equity Portfolio...................................................          .75%     -         .02%          .77%
     Fixed Income Portfolio.............................................          .60%     -         .07%          .67%
     Government Securities Portfolio....................................          .60%     -         .06%          .66%

THE ALGER AMERICAN FUND

     Alger American Growth Portfolio....................................          .75%     -         .04%          .79%
     Alger American Leveraged AllCap Portfolio (4)......................          .85%     -         .08%          .93%
     Alger American MidCap Growth Portfolio.............................          .80%     -         .05%          .85%
     Alger American Small Capitalization Portfolio......................          .85%     -         .05%          .90%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     VP International...................................................         1.34%     -         .00%         1.34%
     VP Value...........................................................         1.00%     -         .00%         1.00%
     VP Income & Growth.................................................          .70%     -         .00%          .70%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH.................................          .75%     -         .04%          .79%

DREYFUS STOCK INDEX FUND................................................          .25%     -         .01%          .26%

DREYFUS VARIABLE INVESTMENT FUND

     Dreyfus VIF Disciplined Stock Portfolio............................          .75%     -         .06%          .81%
     Dreyfus VIF International Value Portfolio..........................         1.00%     -         .35%         1.35%

FEDERATED INSURANCE SERIES

     Federated High Income Bond Fund II.................................          .60%     -         .19%          .79%
     Federated International Equity Fund II (5).........................          .54%     -         .71%         1.25%
     Federated Utility Fund II .........................................          .75%     -         .19%          .94%


VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE
PRODUCTS FUND II, SERVICE CLASS II

     Fidelity VIP Overseas Portfolio....................................          .73%    .25%       .18%        1.16%
     Fidelity VIP Growth Portfolio......................................          .58%    .25%       .10%         .93%
     Fidelity VIP II Contrafund Portfolio...............................          .58%    .25%       .12%         .95%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (6)

     INVESCO VIF-High Yield Fund........................................          .60%     -         .47%         1.07%
     INVESCO VIF-Equity Income Fund ....................................          .75%     -         .42%         1.17%




                                                                                               Other         Total Annual
                                                                                               Expenses      Portfolio
                                                                                               (after        Expenses (after
                                                                                               reimbursement Reimbursement
                                                                             Management  12b-1 for certain   for certain
                                                                             Fees        Fees  Portfolios)   Portfolios)

LAZARD RETIREMENT SERIES, INC. (7)                                                   -

     Lazard Retirement Equity Portfolio.......................          .75%         .25%      .25%            1.25%
     Lazard Retirement Small Cap Portfolio ...................          .75%         .25%      .25%            1.25%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Limited Maturity Bond Portfolio..........................          .65%         -         .11%             .76%
     Partners Portfolio.......................................          .80%         -         .07%             .87%

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II...............................         1.00%         -         .14%            1.14%

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Mid Cap Growth Fund II (8)........................         1.00%         -         .15%            1.15%

VAN ECK WORLDWIDE INSURANCE TRUST

     Worldwide Bond Fund......................................         1.00%         -         .22%            1.22%
     Worldwide Emerging Markets Fund (9)......................         1.00%         -         .34%            1.34%
     Worldwide Hard Assets Fund ..............................         1.00%         -         .26%            1.26%
     Worldwide Real Estate Fund (10)..........................         1.00%         -         .44%            1.44%

______________

  (1)  Investors Mark Advisors, LLC voluntarily agreed to reimburse expenses of each Portfolio of Investors Mark
       Series Fund, Inc. for the year ended December 31, 1999 and will continue this arrangement until April 30,
       2001 so that the annual expenses do not exceed the amounts set forth above under "Total Annual Portfolio
       Expenses" for each Portfolio. Absent such expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 1999 were: 2.72% for the Money Market Portfolio; 2.25% for the Intermediate
       Fixed Income Portfolio; 1.67% for the Global Fixed Income Portfolio; 2.33% for the Mid Cap Equity
       Portfolio; 1.72% for the Balanced Portfolio; 1.67% for the Growth & Income Portfolio; 2.53% for the Small
       Cap Equity Portfolio; 1.49% for the Large Cap Growth Portfolio; and 1.49% for the Large Cap Value Portfolio.

  (2)  The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds to the extent that, at any time during the life of a Fund, such Fund's annual operating expenses exceed a specified amount ( 1.00% - Berger IPT-Growth and Income Fund and Berger IPT-Growth Fund; 1.15% - Berger
       IPT-Small Company Growth Fund; 1.20% - Berger/BIAM IPT-International Fund).  Absent the voluntary waiver and reimbursement, the Management Fee for the Berger IPT-Growth Fund, Berger IPT-Growth and Income Fund, the
       Berger IPT-Small Company Growth Fund and the Berger/BIAM IPT-International Fund would have been .75%, .75%,
       .85%, and .90% respectively, their Other Expenses would have been: 1.43%, .43%, .64% and 1.55%, respectively, and their Total Annual Portfolio Expenses would have been 2.18%, 1.18%, 1.49% and 2.45%, respectively.

  (3)  The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the portfolio expenses through 4/30/01 to ensure that total operating expenses do not exceed: 0.85% for Equity Portfolio; 0.85% for
       Balanced Portfolio; 0.70% for Fixed Income Portfolio and 0.70% for Government Securities Portfolio.  The
       Adviser and the Administrator may recover any money waived under the contract provisions, to the extent the actual fees and expenses are less than the expense limitation, for a period of 3 years, after the date of the waiver.

  (4)  The Alger American Leveraged AllCap Portfolio's "Other Expenses" include .01% of interest expense.

  (5)  Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio
       Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

  (6)  The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under expense offset arrangements. The expense information presented has been restated from the financials to reflect a change in the administrative services fee.

       Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses did not exceed 1.05% of the High Yield Fund's average net assets and 1.15% of the Equity Income Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Without such absorption, but excluding any expense offset arrangements, Other Expenses and Total Annual Operating Expenses for the fiscal year ended December
       31, 1999 were 0.48% and 1.08% respectively of the High Yield Fund's average net assets and 0.44% and 1.19%
       respectively of the Equity Income Fund's average net assets.

(7)    Lazard Asset Management, Inc., the fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year
       1.25% of the Portfolio's average daily net assets.  Absent this expense reimbursement, Total Portfolio
       Expenses for the year ended December 31, 1999 would have been 7.31% for the Lazard Retirement Small Cap
       Portfolio and 5.63% for the Lazard Retirement Equity Portfolio.

(8)    Strong Capital Management, Inc., the investment adviser of the Strong Mid Cap Growth Fund II is currently absorbing expenses of .02%. Without these absorptions, the expenses would have been 1.17% for the year ended December 31, 1999. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

(9)    Van Eck Associates Corporation absorbed expenses of the Worldwide Emerging Markets Fund exceeding 1.30%
       of the Fund's average daily assets, effective May 13,1999. Without such absorption, for the year ended
       December 31, 1999, Other Expenses were .54% and Total Annual Expenses were 1.54%.

(10)   Van Eck Associates Corporation absorbed expenses of the Worldwide Real Estate Fund exceeding 1.50%. The
       Fund's expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Without such absorption, for the year  ended
       December 31, 1999, Other Expenses were 2.23% and Total Annual Expenses were 3.23%.



5. DEATH BENEFIT

     The primary purpose of the Policy is to provide Death Benefit protection on the life of the Primary Insured. While the Policy is in force, if the Primary Insured dies, the Beneficiary(ies) will receive the Death Proceeds. The Death Proceeds equal the Death Benefit under the Policy less any Indebtedness.

     The amount of the Death Benefit depends upon:

o    the Specified Amount,

o Your Policy's Accumulation Value on the date of the Primary Insured's death, and

o    the Death Benefit Option in effect at the time of death.

     The Policy provides two Death Benefit options:

o    a Level Death Benefit, and

o    an Adjustable Death Benefit.

     So long as the Policy remains in force, the Death Benefit under either option will never be less than the Specified Amount.

     Level Death Benefit Option. The amount of the Death Benefit under the Level Death Benefit Option is the greater of:

     1.   the Specified Amount on the date of death; or

     2. the Accumulation Value on the date of death multiplied by the applicable factor from the Table of Minimum Death Benefit Corridor Percentages shown below.

     Adjustable Death Benefit Option. The amount of the Death Benefit under the Adjustable Death Benefit Option is the greater of:

     1. the Specified Amount on the date of death plus the Accumulation Value on the date of death; or

     2. the Accumulation Value on the date of death multiplied by the applicable factor from the Table of Minimum Death Benefit Corridor Percentages shown below. The applicable percentage is a percentage that is based on the attained Age of the Primary Insured at the beginning of the Policy Year and is equal to the following:


          Attained                      Corridor                      Attained                      Corridor
             Age                        Percentage                       Age                        Percentage
=========================================================================================================================
             0-40                          250%                           60                           130%
              41                           243%                           61                           128%
              42                           236%                           62                           126%
              43                           229%                           63                           124%
              44                           222%                           64                           122%
              45                           215%                           65                           120%
              46                           209%                           66                           119%
              47                           203%                           67                           118%
              48                           197%                           68                           117%
              49                           191%                           69                           116%
              50                           185%                           70                           115%
              51                           178%                           71                           113%
              52                           171%                           72                           111%
              53                           164%                           73                           109%
              54                           157%                           74                           107%
              55                           150%                         75-90                          105%
              56                           146%                           91                           104%
              57                           142%                           92                           103%
              58                           138%                           93                           102%
              59                           134%                           94                           101%
                                                                        95-100                         100%

Change in Death Benefit Option

     You may change the Death Benefit option after the Policy has been in force for at least one year, subject to the following:

1.   You must submit an Authorized Request;

2. once the Death Benefit option has been changed, it cannot be changed again for one year from the date of the change;

3. if the Level Death Benefit Option is to be changed to the Adjustable Death Benefit Option, You must submit proof satisfactory to Us that the Primary Insured is still insurable;

4. if the Level Death Benefit Option is changed to the Adjustable Death Benefit Option the resulting Specified Amount can never be less than 50% of the Minimum Specified Amount. The Specified Amount will be reduced to equal the Specified Amount less the Accumulation Value on the date of change. This decrease will not result in any decrease in Premiums or Surrender Charges; and

5. if the Adjustable Death Benefit Option is changed to the Level Death Benefit Option, the Specified Amount will be increased by an amount equal to the Accumulation Value on the date of the change. This increase will not result in any increase in Premiums or Surrender Charges.

     Any change in a Death Benefit option will take effect on the Monthly Anniversary Date on or following the date We approve the request for the change.


Change in Specified Amount

     You may change the Specified Amount of the Policy effective on any Monthly Anniversary Day after the Policy has been in force at least one year, subject to the following requirements. Once the Specified Amount has been changed, it cannot be changed again for one year from the date of a change.

     Specified Amount Increase. To increase the Specified Amount You must:

     1.   submit an application for the increase;

     2. submit proof satisfactory to Us that the Primary Insured is an insurable risk; and

     3.   pay any additional Premium which is required.

     The Specified Amount can only be increased before the Primary Insured reaches Age 80. A Specified Amount increase will take effect on the Monthly Anniversary Day on or following the day We approve the application for the increase. The Specified Amount increase must be for at least $10,000. Each increase will have its own Surrender Charge schedule based on the increased issue Age, sex and Rate Class. The Rate Class that applies to any Specified Amount increase may be different from the Rate Class that applies to the Initial Specified Amount. Each increase will have its own cost of insurance rate.

     The  following  changes  will be made to reflect the  increase in Specified
Amount:

     1.   the No-Lapse Monthly Minimum Premium will be increased;

     2. an additional Surrender Charge for the increase in Specified Amount will apply.

     We will furnish You with documentation showing You any change in Rate Class for the Specified Amount increase, the amount of the increase and the additional Surrender Charges.

     Specified Amount Decrease. You must request by Authorized Request any decrease in the Specified Amount. The decrease will take effect on the later of:

     1. the Monthly Anniversary Day on or following the day We receive Your request for the decrease; or

     2. the Monthly Anniversary Day one year after the last change in Specified Amount was made.

     A Specified Amount decrease will be used to reduce any previous increases to the Specified Amount which are then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left over after all Specified Amount increases have been reduced to zero, it will be used to reduce the Initial Specified Amount. We will not permit a Specified Amount decrease that would reduce the Specified Amount below the Minimum Specified Amount. The applicable Surrender Charge for the amount of decrease will be deducted from the Accumulation Value.

     The No-Lapse Monthly Minimum Premium will be reduced to reflect the Specified Amount decrease.

Guaranteed Minimum Death Benefit

     You can elect to have a Guaranteed Minimum Death Benefit Rider added to Your Policy. This rider guarantees that the Death Benefit under Your Policy will never be less than the Specified Amount during the Guaranteed Minimum Death Benefit (GMDB) period provided that the GMDB payment requirement has been met.

     The GMDB Period is determined for each issue Age in accordance with the following:



                                                                                                   GMDB
Issue Age                                                                                         Period
=======================================================================================================================
            20-35....................................................................              25 years
            36-50....................................................................             to age 60
            51-55....................................................................              10 years
            56-59....................................................................             to age 65

     There is no separate charge for this rider but in order to have the GMDB provided by the rider You must pay a certain level of Premiums each month which is greater than the No-Lapse Monthly Minimum Premium. The GMDB payment requirement is that the sum of all Premiums paid less any partial surrenders and less any Indebtedness are at least as large as the sum of the GMDB monthly Premiums since the Policy Date. The payment requirement for the GMDB rider must be met on each Monthly Anniversary Day even though Premiums do not need to be paid monthly. The GMDB Monthly Premium is determined by the Primary Insured's issue Age, sex and Rate Class and includes all rider costs. Ask Your registered representative for the particulars to Your own situation.


Accelerated Death Benefit

     If the Primary Insured is terminally ill, under the Accelerated Death Benefit rider, We will pre-pay a portion of the Death Benefit. You may elect to have an Accelerated Death Benefit. You can only elect this benefit one time, regardless of the amount You selected. No premium is charged for this rider.

     You can choose an amount between 10% and 50% of the Specified Amount. The maximum benefit amount is the greater of $250,000 and 10% of the Specified Amount. The remaining amount of the Specified Amount in Your Policy must be at least equal to 50% of the Minimum Specified Amount.

     Benefits as specified under the Policy will be reduced upon receipt of an Accelerated Death Benefit amount. If you receive an Accelerated Death Benefit amount, it may be taxable. You should contact Your personal tax or financial adviser for specific information.

     After an Accelerated Death Benefit payment is made, the Policy will remain in force and reduced Premiums will be payable. The Policy's Specified Amount, Accumulation Value and surrender charge will be reduced by the percentage of the requested portion of the available amount as specified in the rider. Any outstanding loan will be reduced by the portion of the loan and repaid by the same percentage as the Accelerated Death Benefit percentage as described in the rider.

     The receipt of an Accelerated Death Benefit amount may adversely affect the
recipient's   eligibility   for  Medicaid  or  other   government   benefits  or
entitlements.

     The amount available will be reduced by an interest charge and any repayment of Indebtedness. The interest charge is based on the same interest charge that is used to determine loans.


6. TAXES

     NOTE: BMA has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any person. You should consult your own tax adviser about your own circumstances. BMA has included an additional discussion regarding taxes in Part II.


Life Insurance In General

     Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

     Simply stated, these rules provide that You will not be taxed on the earnings on the money held in Your life insurance policy until You take the money out. Beneficiaries generally are not taxed when they receive the Death Proceeds upon the death of the Primary Insured. Estate taxes may apply.


Taking Money Out of Your Policy

     You, as the Owner, will not be taxed on increases in the value of Your Policy until a distribution occurs either as a surrender or as a loan. If Your Policy is a Modified Endowment Contract (MEC) any loans or withdrawals from the Policy will be treated as first coming from earnings and then from Your investment in the Policy. Consequently, these earnings are included in taxable income.

     The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

     (3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

     If Your Policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore any loan will be treated as indebtedness under the Policy and not as a taxable distribution. See "Federal Tax Status" in
Part II for more details.


Diversification

     The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the Investment Options are being managed so as to comply with such requirements.

     Under current Federal tax law, it is unclear as to the circumstances under which You, because of the degree of control You exercise over the underlying investments, and not Us would be considered the Owner of the shares of the Investment Options. If You are considered the Owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Owners may select from. If guidance from the Internal Revenue Service is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that You, as the Owner of the Policy, could be treated as the Owner of the Investment Options. Due to the uncertainty in this area, BMA reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY

Loans

     We will loan You money while the Policy is in force and not in a Grace Period. The Policy will be the sole security for the loan. We will advance a loan amount not to exceed the loan value. The loan must be secured by proper assignment of the Policy. We may defer granting loans but not for more than six months.

     The Accumulation Value securing the loan is transferred to the Loan Account on a pro-rata basis. The amount transferred from each Investment Option and the Fixed Account will equal the ratio of the value each bears to the total unloaned Accumulation Value. If You desire other than the above, You may specify the specific Investment Option from which the transfer is to be made.

     Any Indebtedness will be deducted from any amount payable under the Policy.

     No new loan may be taken which, in combination with existing loans and accrued interest, is greater than the Loan Value.

     Effect Of A Loan. A Policy loan will result in Accumulation Value being transferred from the Investment Options or the Fixed Account to the Loan Account. A Policy loan, whether or not unpaid, will have a permanent effect on the death benefits and Policy values, because the amount of the Policy loan transferred to the loan Account will not share in the investment results of the Investment Options while the Policy Loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Options and/or the Fixed Account, the values and benefits under the Policy will be reduced (and the Policy may even terminate) as a result of the Policy loan. Furthermore, if not repaid, the Policy loan will reduce the amount of Death Benefit and Cash Surrender Value.

     Loan Value. The loan value is equal to 90% of the Accumulation Value as of the date the Authorized Request for the loan is received at the BMA Service Center less:

     (a) an amount equal to the Surrender Charge, if any, that applies if the Policy is surrendered in full;

     (b)  any existing Indebtedness;

     (c) interest on all Indebtedness on the Policy to the next Policy Anniversary; and

     (d) prior to the ninth Policy Month, an amount equal to the balance of the Monthly Deductions for the first Policy Year; or on or after the ninth Policy Month, an amount equal to the sum of the next three Monthly Deductions.

     Loan Interest (Charged). You must pay interest in advance on the first interest payment due date and on each Policy Anniversary that follows at the loan interest rate which is shown on Your Policy Schedule. The interest rate applies to the unpaid balance of the loan. The first interest payment is due on the date of the loan.

     If you do not pay loan interest, we will transfer the difference between the value of the Loan Account and the Indebtedness from the Investment Options and the Fixed Account on a pro-rata basis to the Loan Account.

     Interest Credited. The Accumulation Value in the Loan Account will earn interest at a rate not less than 4%. For Policy Years 11 and after, the Accumulation Value in the Loan Account will earn interest at the Loan Interest Rate.

     Loan Repayment. You may repay loans at any time while the Policy is in force. There is no minimum loan repayment amount. The amount equivalent to a loan repayment will be deducted from the Loan Account and allocated to the originating Investment Options and the Fixed Account in the same percentage as was used for the transfers to the Loan Account.

     Amounts received by us will be applied as premiums unless we are otherwise instructed to apply such amounts as repayment of the loan.

     Termination For Maximum Indebtedness. The Policy will terminate when Indebtedness equals or exceeds the Accumulation Value less the Surrender Charge, if any, that applies if the Policy is surrendered in full. Termination will be effective 61 days after We send notice of the termination to Your last known address and the last known address of any assignee of record. A termination of the Policy with a loan outstanding may have Federal income tax consequences. (See Part II-Federal Tax Status-Tax Treatment of Loans and Surrenders).

Surrenders

     Total Surrender. You may terminate the Policy at any time by submitting an Authorized Request to the BMA Service Center. We will pay the Cash Surrender Value to You as of the Business Day the Authorized Request is received in good order and Our liability under the Policy will cease. We may assess a Surrender Charge.


     Partial Surrender. After the first Policy Year, You may surrender a part of the Cash Surrender Value by submitting an Authorized Request to the BMA Service Center. All partial surrenders are subject to the following:

     1.   A partial surrender must be for at least $250.

     2. Unless You specify otherwise, the partial surrender will be deducted on a pro-rata basis from the Fixed Account and the Investment Options. The Surrender Charge and the Partial Surrender Charge are also deducted from the Accumulation Value. You may specify if a different allocation method is to be used. However the proportion to be taken from the Fixed Account may never be greater than the Fixed Account's proportion of the total unloaned Accumulation Value.

     3. You cannot replace the surrendered Cash Surrender Value. Unlike a loan repayment, all additional deposits will be considered Premium and subject to the Premium charge.

     4. Upon a partial surrender, the Specified Amount may be reduced if the Level Death Benefit Option is in effect. The Specified Amount will not be reduced if the Adjustable Death Benefit Option is in effect. The Specified Amount will be reduced by the amount of the partial surrender if the Policy is not in corridor. (A Policy is in corridor if the Accumulation Value exceeds certain specified percentages as set forth in the Internal Revenue Code.)

     5. You can make a partial surrender twice each Policy Year. The partial surrender will be limited to such amounts so that the partial surrender will not reduce the Specified Amount below the Minimum Specified Amount, or reduce the remaining Cash Surrender Value below $500.

     6. We may assess a pro-rata portion of the Surrender Charge for any amount by which the Specified Amount is reduced. We may also assess a Partial Surrender Fee.


8. OTHER INFORMATION

BMA

     Business Men's Assurance Company of America ("BMA" or the "Company"), BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108 was incorporated on July 1, 1909 under the laws of the state of Missouri. BMA is licensed to do business in the District of Columbia, Puerto Rico and all states except New York. BMA operates as a reinsurer in the state of New York. BMA is a wholly owned subsidiary of Assicurazioni Generali S.p.A., which is the largest insurance organization in Italy.

The Separate Account

     We have established a separate account, BMA Variable Life Account A (Separate Account), to hold the assets that underlie the Policies.

     The assets of the Separate Account are being held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized and unrealized) resulting from those assets are credited to or charged against the Policies and not against any other Policies We may issue.


Distributors

     Jones & Babson, Inc., 700 Karnes Boulevard, Kansas City, Missouri 64108 and Conseco Equity Sales, Inc., 11815 N. Pennsylvania Street, Carmel, Indiana 46032 act as the co-distributors of the Policies. Jones & Babson, Inc. and Conseco Equity Sales, Inc. will each distribute the Policy in different markets through their own distribution systems. Jones & Babson, Inc. was organized under the laws of the state of Missouri on February 23, 1959. Conseco Equity Sales, Inc. was organized under the laws of the state of Texas on July 12, 1965. Jones & Babson, Inc., and Conseco Equity Sales, Inc. are both members of the National Association of Securities Dealers, Inc. Jones & Babson, Inc. is a wholly owned subsidiary of BMA. Conseco Equity Sales, Inc. is not affiliated with BMA.

     The Policy will be sold by individuals who, in addition to being licensed as life insurance agents for BMA, are also National Association of Securities Dealers (NASD) registered representatives. These persons will receive compensation for this sale.

     BMA has entered into a reinsurance arrangement with Conseco Variable Insurance Company ("Conseco Variable") whereby Conseco Variable will reinsure a portion of the risks associated with the Policy. Conseco Equity Sales, Inc. is an affiliate of Conseco Variable.

Administration

     We have hired NAVISYS (formerly GENELCO, Incorporated), 9735 Landmark Parkway Drive, St. Louis, Missouri to perform certain administrative services regarding the Policies. The administrative services include issuance of the Policy and maintenance of Policy records. Claims are handled jointly between BMA and NAVISYS.


Suspension of Payments or Transfers

     We may be required to suspend or postpone any payments or transfers involving an Investment Option for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Options is not reasonably practicable or BMA cannot reasonably value the shares of the Investment Options;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the Fixed Account for not more than six months.


Ownership

     Owner. You, as the Owner of the Policy, have all of the rights under the Policy. If You die while the Policy is still in force and the Primary Insured is living, ownership passes to a successor Owner or if none, then Your estate becomes the Owner.

     Joint Owner. The Policy can be owned by Joint Owners. Authorization of both Joint Owners is required for all Policy changes except for telephone transfers.

     Beneficiary. The Beneficiary is the person(s) or entity You name to receive any Death Proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, You can change the Beneficiary at any time before the insured dies. If there is an irrevocable Beneficiary, all Policy changes except Premium allocations and transfers require the consent of the Beneficiary.

     Assignment. You can assign the Policy.



                                     PART II

                     EXECUTIVE OFFICERS AND DIRECTORS OF BMA

     As of May 1, 1999 the directors and executive officers of BMA and their business experience for the past five years are as follows:

       Name and Principal                                Positions and Offices with Depositor and
        Business Address*                               Business Experience for the Past Five Years

Giorgio Balzer                          Director, Chairman of the Board and Chief Executive Officer of BMA; U.S.
                                        Representative-Generali-US Branch.

Robert Thomas Rakich                    Director, President and Chief Operating Officer of BMA from 1995 to present; President and Chief Executive Officer, Laurentian Capital Corp., 1988 to October, 1995.

Dennis Keith Cisler                     Senior Vice President-Information Systems of BMA from 1991-present.

David Lee Higley                        Senior Vice President and Chief Financial Officer of BMA from 1989-present.

Stephen Stanley Soden                   Senior Vice President-Financial Group of BMA from 1994 to present; President & Executive
                                        Vice President from 1985 to 1996, BMA Financial Services, Inc.

Michael Kent Deardorff                  Senior Vice President-Marketing BMA Financial Group from 1996- present; Vice President
                                        Annuity from 1994 to 1996; Vice President-Advance Markets from 1990 to 1994.

James Evan Kilmer                       Vice President-Taxes of BMA from 1986-present.

Edward Scott Ritter                     Senior Vice President-Insurance Services, Corporate Development & Communications of BMA
                                        from 1998 to present; Vice President from 1990 to 1998.

David Allen Gates                       Vice President and General Counsel of BMA from 1998 to present; Regulatory Affairs Vice
                                        President from 1991 to 1998.


Robert Noel Sawyer                      Director since 1997, Senior Vice President and Chief Investment Officer of BMA From 1990
                                        to present.

Vernon Wirt Voorhees II                 Director since 1995, Senior Vice President-Corporate Services and Secretary of BMA 1990
                                        to present; Senior Vice President-Finance 1983-1990

Margaret Mary Heidkamp                  Vice President-Operations, Variable and Asset Accumulation Products of BMA from 1998 to present; Vice President, Management Services from 1986 to 1998.

Jay Brian Kinnamon                      Vice President and Corporate Actuary of BMA from 1991 to present.

Susan Annette Sweeney                   Vice President-Treasurer & Controller of BMA from 1995 to present; Chief Financial
                                        Officer-Dean Machinery 1995; Manager of Finance-Jackson County, Missouri from 1991 to
                                        1995.

Gerald Wayne Selig                      Vice President and Actuary-Accumulation Products of BMA from 1998 to present;
                                        Actuary-Accumulation Products from 1996 to 1998; Actuary- Qualified Plan Services from
                                        1989 to 1996.


 Name and Principal                                       Positions and Offices with Depositor and
 Business Address*                                      Business Experience for the Past Five Years

Thomas Morton Bloch                     Director  of BMA since  1993;  Teacher,  St.  Francis  Xavier  School  from August 1995 to present; President and Chief Executive Officer-H & R Block, Inc. until 1995.

Mel G. Carvill                          Director of BMA since  March 9, 2000;  Managing  Director,  Generali  Worldwide  Insurance
                                        Company, Ltd., Channel. Islands - GUERNSEY.

William Thomas Grant II                 Director  of BMA since  1990;  President  and Chief  Executive  Officer,  Chairman  of the
                                        Board-LabOne,  from 1997 to present; Chairman and Chief Executive Officer Seafield Capital
                                        Corporation from 1993 to 1997.

Donald Joyce Hall, Jr                   Director  of BMA since 1990;  Hallmark  Vice  President-  Creative-Hallmark  Cards,  Inc.;
                                        Hallmark  Vice   President-   Product   Development-Hallmark;   Hallmark  Vice  President-
                                        Creative-Hallmark;  General Manager-Keepsakes-  Hallmark; Executive Assistant to Executive
                                        Vice President-Hallmark; Director, Specialty Store Development-Hallmark.

Renzo Isler                             Director of BMA since  December  31,  1999;  Joint-Manager  Life  Division,  Assicurazioni
                                        Generali,
                                        S.p.A., Trieste, Italy.

Allan Drue Jennings                     Director  of BMA  since  1990;  Chairman  of the  Board,  President  and  Chief  Executive
                                        Officer-Kansas City Power & Light Company.

David Woods Kemper                      Director  of BMA  since  1991;  Chairman  of the  Board,  President  and  Chief  Executive
                                        Officer-Commerce Bancshares, Inc.

John Kessander Lundberg                 Director of BMA since 1990; Retired.

John Pierre Mascotte                    Director of BMA since 1990;  President and Chief Executive  Officer-Blue Cross Blue Shield
                                        of Kansas  City,  Chairman-  Johnson &  Higgins  of  Missouri,  Inc.;  Chairman  and Chief
                                        Executive Officer-The Continental Corporation.

Andrea Rabusin                          Director of BMA since December 31, 1999; Manager, Pension Fund Investments
                                        Assicurazioni Generali, S.p.A., Tieste, Italy.

______________

     * Principal business address is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


                 OFFICERS AND DIRECTORS OF JONES & BABSON, INC.

     As of May 1, 2000, the following are the officers and directors of Jones & Babson, Inc. and their position with Jones & Babson, Inc.

=======================================================================================================================
                   Name and Principal
                    Business Address*                             Position with Jones & Babson, Inc.
=======================================================================================================================
            Stephen S. Soden...........................   President, Chairman and Chief Executive Officer
            P. Bradley Adams...........................   Vice President, Chief Financial Officer and Treasurer
            William G. Cooke...........................   Chief Compliance Officer
            Martin A. Cramer...........................   Legal and Regulatory Affairs-Vice President and Secretary
            Constance B. Martin........................   Assistant Vice President
            Giorgio Balzer.............................   Director
            Robert T. Rakich...........................   Director
            Edward S. Ritter...........................   Director
            Robert N. Sawyer...........................   Director
            Vernon W. Voorhees II......................   Director


______________

     * Principal business address is 700 Karnes Boulevard, Kansas City, Missouri 64108-3306.


              OFFICERS AND DIRECTORS OF CONSECO EQUITY SALES, INC.

     As of May 1, 2000, the following are the officers and directors of Conseco Equity Sales, Inc. and their position with Conseco Equity Sales, Inc.

=======================================================================================================================
                    Name and Principal
                    Business Address*                               Position with Conseco Equity Sales, Inc.
=======================================================================================================================
            L. Gregory Gloeckner.......................   President and Director
            William P. Kovacs..........................   Vice President, General Counsel, Secretary and Director
            James S. Adams.............................   Senior Vice President, Chief Accounting Officer, Treasurer and Director
            William T. Devanney, Jr....................   Senior Vice President, Corporate Taxes
            Christene H. Darnell.......................   Vice President, Management Reporting
            Donald B. Johnston..........................  Vice President, Director - Mutual Fund Sales and Marketing


______________

     * Principal business address is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.


                                     VOTING

     In accordance with Our view of present applicable law, We will vote the shares of the Investment Options at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. We will vote shares We own in the same proportion as We vote shares for which We have received instructions. The funds do not hold regular meetings of shareholders.

     If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of these laws should change, and as a result We determine that We are permitted to vote the shares of the funds in Our own right, We may elect to do so.

     The voting interests of the Owner in the funds will be determined as follows: Owners may cast one vote for each $100 of Accumulation Value of a Policy which is allocated to an Investment Option on the record date. Fractional votes are counted.

     We will determine the number of shares which a person has a right to vote as of the date to be chosen by Us not more than sixty (60) days prior to the meeting of the fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

     Each Owner having such a voting interest will receive periodic reports relating to the Investment Options in which he or she has an interest, proxy material and a form with which to give such voting instructions.

     Disregard of Voting Instructions. We may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause an Investment Option to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Option.

     We may also disapprove changes in the investment policy initiated by Owners or trustees of the funds, if such disapproval is reasonable and is based on a good faith determination by Us that the change would violate state or federal law or the change would not be consistent with the investment objectives of the Investment Options or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by Us or of an affiliated company. In the event We disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.


                                 LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.


                  REDUCTION OR ELIMINATION OF SURRENDER CHARGE

     We may reduce or eliminate the amount of the Surrender Charge on the Policies when sales of the Policies are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether the Surrender Charge will be reduced after We examine all the relevant factors such as:

     1. We will consider the size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Policies with fewer sales contacts.

     2. We will consider the total amount of Premiums to be received. Per Policy sales expenses are likely to be less on larger Premium payments than on smaller ones.

     3. We will consider any prior or existing relationship with Us. Per Policy sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Policy with fewer sales contacts.

     4. There may be other circumstances, of which We are not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, We determine that there will be a reduction in sales expenses, We may provide for a reduction or elimination of the Surrender Charge.

     We may eliminate the Surrender Charge when the Policies are issued to an officer, director or employee of BMA or any of Our affiliates. In no event will any reduction or elimination of the Surrender Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                               NET AMOUNT AT RISK

     Level Death Benefit. For the Level Death Benefit Option, the Net Amount at Risk is the greater of:

     1. the Specified Amount divided by 1.0032737 less the  Accumulation  Value;
and

     2. the Accumulation Value times the applicable Minimum Death Benefit Corridor Percentage (shown in Part I-Section-5 Death Benefit) divided by 1.0032737, less the Accumulation Value.

     Adjustable Death Benefit Option. For the Adjustable Death Benefit Option, the Net Amount at Risk is the greater of:

     1. the Specified Amount plus the Accumulation Value divided by 1.0032737, less the Accumulation Value, and

     2. the Accumulation Value times the applicable Minimum Death Benefit Corridor Percentage divided by 1.0032737, less the Accumulation Value.


                                  MATURITY DATE

     The Policy provides that We will pay the Accumulation Value of the Policy, less Indebtedness, to You on the Maturity Date if the Primary Insured is then living. Unless an extension is requested, the Maturity Date will be the Policy Anniversary Date nearest the Primary Insured's 100th birthday.

     At any time within the twelve calendar months prior to the Maturity Date, You may request that the Maturity Date be extended through the Extension of Maturity Date Rider. If We received Your written request prior to the Maturity Date and all past due Monthly Deductions have been paid, the Policy will continue in force beyond the Maturity Date until the earlier of the death of the Primary Insured or the date that We receive Your request to surrender the Policy.

     No rider will be extended past the original Policy Maturity Date.

     Once the Maturity Date extension is in place, the Death Benefit will be the Accumulation Value, less any Indebtedness. The Monthly Deduction will no longer be deducted and no new Premiums will be accepted. Interest or loans, if any, will continue to accrue and will be added to the total Indebtedness.

     Loan repayments will be accepted. There is no charge for this rider.


                           MISSTATEMENT OF AGE OR SEX

     The age of the Primary Insured is the Age nearest the Primary Insured's birthday on the Policy Date or Policy Anniversary. We determine this from the date of birth shown in the application. If the date of birth or sex shown on the Policy Schedule is not correct, we will adjust the Death Benefit to that which would be purchased by the most recent cost of insurance charge at the correct date of birth and sex.


                              OUR RIGHT TO CONTEST

     We cannot contest the validity of the Policy except in the case of fraud after it has been in effect during the Primary Insured's lifetime for two years from the Policy Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the Primary Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to Premiums paid less loans and less any surrenders.

                                 PAYMENT OPTIONS

     The Death Proceeds may be paid in a lump sum or may be applied to one of the following Payment Options:

     Option 1-Life Annuity

     Option 2-Life Annuity with 120 or 240 Monthly Annuity Payments Guaranteed

     Option 3-Joint and Last Survivor Annuity

     Option 4- Joint and Last Survivor Annuity with 120 or 240 Monthly Annuity Payments Guaranteed

     You or the Beneficiary can select to have the Payment Options payable on either a fixed or variable basis.


                               FEDERAL TAX STATUS

     NOTE: The following description is based upon Our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the Policies to be issued will qualify as "life insurance contracts" under
Section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

     Introduction. The discussion in this prospectus is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, this discussion is based upon Our understanding of current Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current Federal income tax laws or of the current interpretations by the Internal Revenue Service.

     BMA is taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from BMA and its operations form a part of BMA.

     Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as these Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

     On March 2, 1989, the Treasury  Department issued Regulations  (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:

     (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

     (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

     (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

     (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     BMA intends that each Investment Option underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the Owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy Owner was not the Owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the Owner of the assets of the Separate Account.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the Owner of the assets of the Separate Account.

     Due to the uncertainty in this area, BMA reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

     Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, BMA has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

     While BMA has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with BMA's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

     Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the Policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, BMA believes that the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

     Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

     Tax Treatment of Loans and Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

     Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

     Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

     If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the termination of the Policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions:

     (1) made on or after the date on which the taxpayer reaches age 59 1/2;

     (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

     (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

     If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

     Any loans from a Policy which is not classified as a MEC, will be treated as indebtedness of the Owner and not a distribution. Upon complete surrender or termination of the Policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Owner, the excess generally will be treated as ordinary income.

     Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under Policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

     You should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

     Tax Treatment of Payment Options. Under the Code, a portion of the Payment Option payments which are in excess of the death benefit proceeds are included in the Beneficiary's taxable income. Under a Payment Option payable for the lifetime of the Beneficiary, the death benefit proceeds are divided by the Beneficiary's life expectancy (or joint life expectancy in the case of a joint and survivor option) and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.

     Multiple Policies. The Code further provides that multiple MECs which are issued within a calendar year period to the same Owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

     Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the Owner of Your Policy.

     Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

     Income Tax Withholding. All distributions or the portion thereof which is includible in gross income of the Owner are subject to federal income tax withholding. However, the Owner in most cases may elect not to have taxes withheld. The Owner may be required to pay penalties under the estimated tax rules, if the Owner's withholding and estimated tax payments are insufficient.

                                REPORTS TO OWNERS

     We will at a minimum send to each Owner semi-annual and annual reports of the Investment Options. Within 30 days after each Policy Anniversary, an annual statement will be sent to each Owner. We may elect to send these more often. The statement will show:

     o    the current amount of Death Benefit payable under the Policy,

     o    the current Accumulation Value,

     o    the current Cash Surrender Value,

     o    current Loans, and

     o    all transactions previously confirmed.

     The statement will also show Premiums paid and all charges deducted during the Policy Year.

     Confirmations will be mailed to Policy Owners within seven days of the transaction of:

     o    the receipt of Premium;

     o    any transfer between Investment Options;

     o    any loan, interest repayment, or loan repayment;

     o    any surrender;

     o    exercise of the free look privilege; and

     o    payment of the Death Benefit under the Policy.

     Upon request You are entitled to a receipt of Premium payment.


                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account or the Co-Distributors are a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


                                     EXPERTS

     The financial statements of BMA Variable Life Account A at December 31, 1999, and the related statements of operations and changes in net assets for the year ended December 31, 1999 , and for the period from December 1, 1998 (inception) to December 31, 1998, and the consolidated financial statements of Business Men's Assurance Company of America at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

        The financial statements of the Separate Account and BMA follow.

                              FINANCIAL STATEMENTS
                          BMA VARIABLE LIFE ACCOUNT A

                          Year ended December 31, 1999
                        and period from December 1, 1998
                        (inception) to December 31, 1998
                      with Report of Independent Auditors

                          BMA VARIABLE LIFE ACCOUNT A

                              FINANCIAL STATEMENTS

                  Year ended December 31, 1999 and period from
               December 1, 1998 (inception) to December 31, 1998

                                    CONTENTS

Report of Independent Auditors.............................................  F-1

Audited Financial Statements

Statement of Assets and Liabilities........................................  F-2

Statements of Operations and Changes in Net Assets.........................  F-4

Notes to Financial Statements.............................................. F-18

                        REPORT OF INDEPENDENT AUDITORS

The Contract Owners
BMA Variable Life Account A
   and
The Board of Directors
Business Men's Assurance Company of America

   We have audited the accompanying statement of assets and liabilities of BMA Variable Life Account A (the Account) as of December 31, 1999, and the related statements of operations and changes in net assets for the year ended December 31, 1999 and the period from December 1, 1998 (inception) to December 31, 1998. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of BMA Variable Life Account A at December 31, 1999, and the results of its operations and changes in net assets for the year ended December 31, 1999 and the period from December 1, 1998 (inception) to December 31, 1998, in conformity with accounting principles generally accepted in the United States.

                                          Ernst & Young LLP

Kansas City, Missouri
February 3, 2000

                          BMA VARIABLE LIFE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                                                   December 31, 1999
                                         --------------------------------------
                                          Number   Share             Balance
                                         of Shares Value    Cost   Sheet Amount
                                         --------- ------ -------- ------------
Assets
Investments:
 Investors Mark Series Fund:
  Balanced..............................      116  $ 9.08 $  1,107  $    1,056
  Growth and Income.....................    2,331   12.65   29,821      29,486
  Large Cap Value.......................    4,495    9.40   48,520      42,249
  Small Cap Equity......................      597   13.20    5,514       7,883
  Large Cap Growth......................   11,450   18.03  165,395     206,437
  Intermediate Fixed Income.............      385    9.28    3,854       3,573
  Mid Cap Equity........................    4,067   11.29   44,457      46,142
  Money Market..........................  198,370    1.00  198,370     198,370
  Global Fixed Income...................      109    9.21    1,152       1,000
 Berger Institutional Products Trust:
  100 Fund..............................      298   19.22    4,143       5,720
  Growth and Income Fund................      681   26.45   13,473      18,006
  Small Company Growth Fund.............      615   23.51    8,062      14,449
  International Fund....................    1,885   14.63   22,776      27,580
 Conseco Series Trust:
  Asset Allocation Portfolio............    1,240   14.65   17,830      18,170
  Common Stock Portfolio................    1,165   23.18   27,239      27,001
  Corporate Bond Portfolio..............      172    9.39    1,705       1,611
  Government Securities Portfolio.......       89   10.96    1,080         972
 The Alger American Fund:
  Growth Portfolio......................    2,885   64.38  154,950     185,759
  Leveraged AllCap Portfolio............      958   57.97   43,003      55,563
  MidCap Growth Portfolio...............      611   32.23   16,642      19,677
  Small Capitalization Portfolio........      163   55.15    7,365       8,970
 American Century Variable Portfolios,
  Inc.:
  VP Income and Growth..................    7,320    8.00   53,825      58,562
  VP International......................      198   12.50    1,512       2,475
  VP Value..............................    3,573    5.95   22,453      21,261
 Dreyfus Socially Responsible Growth
  Fund, Inc.............................      456   39.07   16,360      17,825
 Dreyfus Stock Index Fund...............    1,829   38.45   66,015      70,324
 Dreyfus Variable Investment Fund:
  Disciplined Stock Fund................    1,364   26.92   32,974      36,708
  International Value Portfolio.........       84   15.67    1,192       1,322
 Federated Insurance Series:
  High-Income Bond Fund II..............    1,801   10.24   18,055      18,445
  International Equity Fund II..........      172   27.64    2,724       4,768
  Utility Fund II.......................      117   14.35    1,705       1,684
 Invesco Variable Investment Funds:
  High-Yield Portfolio..................      457   11.51    5,492       5,263
  Industrial Income Portfolio...........      378   21.01    7,394       7,951
 Lazard Retirement Series, Inc.:
  Retirement Equity Portfolio...........       98   11.53    1,043       1,133
  Retirement Small Cap Portfolio........      535    9.82    5,266       5,253
 Neuberger & Berman Advisors Management
  Trust:
  Limited Maturity Bond Portfolio.......      127   13.24    1,718       1,685
  Partners Portfolio....................      300   19.64    5,563       5,883
 Strong Opportunity Fund II.............      474   25.99   10,839      12,328
 Strong Variable Insurance Funds, Inc.:
  Growth Fund II........................      876   30.37   20,166      26,630
 Van Eck Worldwide Insurance Trust:
  Worldwide Bond Fund...................       87   10.69    1,056         932
  Worldwide Emerging Markets Fund.......      619   14.26    5,421       8,826
  Worldwide Hard Assets Fund............      521   10.96    5,556       5,715
  Worldwide Real Estate Fund............      108    9.15    1,021         992
Dividend receivable.....................                                   549
Receivable from BMA.....................                                 1,960
                                                                    ----------
Total assets............................                             1,238,148
Liability payable to BMA................                                   859
                                                                    ----------
Net assets..............................                            $1,237,289
                                                                    ==========

                          BMA VARIABLE LIFE ACCOUNT A

                                                          December 31, 1999
                                                      --------------------------
                                                      Number
                                                        of     Unit
                                                      Units   Value     Amount
                                                      ------ -------- ----------
Net assets are represented by:
 Accumulation units:
  Investors Mark Series Fund:
  Balanced..........................................     100 $10.5602 $    1,056
  Growth and Income.................................   2,454  12.0203     29,506
  Large Cap Value...................................   4,183  10.0961     42,228
  Small Cap Equity..................................     451  17.4223      7,859
  Large Cap Growth..................................  13,800  14.9596    206,426
  Intermediate Fixed Income.........................     357   9.9998      3,567
  Mid Cap Equity....................................   4,238  10.8833     46,131
  Money Market......................................  19,009  10.4967    199,531
  Global Fixed Income...............................     100   9.9999      1,000
  Berger Institutional Products Trust:
  100 Fund..........................................     354  16.0833      5,703
  Growth and Income Fund............................   1,024  17.6572     18,088
  Small Company Growth Fund.........................     662  21.7576     14,399
  International Fund................................   2,022  13.5278     27,350
  Conseco Series Trust:
  Asset Allocation Portfolio........................   1,312  13.8345     18,149
  Common Stock Portfolio............................   1,606  16.7040     26,826
  Corporate Bond Portfolio..........................     161  10.0021      1,611
  Government Securities Portfolio...................     100   9.7420        972
  The Alger American Fund:
  Growth Portfolio..................................  12,390  14.9975    185,818
  Leveraged AllCap Portfolio........................   2,686  20.7351     55,685
  MidCap Growth Portfolio...........................   1,335  14.8399     19,816
  Small Capitalization Portfolio....................     555  16.1693      8,973
  American Century Variable Portfolios, Inc.:
  VP Income and Growth..............................   4,683  12.5079     58,574
  VP International..................................     142  17.2891      2,456
  VP Value..........................................   2,153   9.8710     21,254
  Dreyfus Socially Responsible Growth Fund, Inc.....   1,283  14.0364     18,018
  Dreyfus Stock Index Fund..........................   5,500  12.7577     70,168
  Dreyfus Variable Investment Fund:
  Disciplined Stock Fund............................   2,892  12.7030     36,735
  International Value Portfolio.....................     101  13.0689      1,322
  Federated Insurance Series:
  High-Income Bond Fund II..........................   1,808  10.2025     18,445
  International Equity Fund II......................     241  19.9532      4,814
  Utility Fund II...................................     160  10.5351      1,683
  Invesco Variable Investment Funds:
  High-Yield Portfolio..............................     485  10.8317      5,263
  Industrial Income Portfolio.......................     685  11.8688      8,132
  Lazard Retirement Series, Inc.:
  Retirement Equity Portfolio.......................     100  11.3148      1,133
  Retirement Small Cap Portfolio....................     489  10.6940      5,253
  Neuberger & Berman Advisors Management Trust:
  Limited Maturity Bond Portfolio...................     166  10.1625      1,685
  Partners Portfolio................................     527  10.9925      5,785
  Strong Opportunity Fund II........................     906  14.1161     12,781
  Strong Variable Insurance Funds, Inc.:
  Growth Fund II....................................   1,243  21.4326     26,636
  Van Eck Worldwide Insurance Trust:
  Worldwide Bond Fund...............................     100   9.3626        932
  Worldwide Emerging Markets Fund...................     437  20.1697      8,814
  Worldwide Hard Assets Fund........................     484  11.8276      5,720
  Worldwide Real Estate Fund........................     101   9.8601        992
                                                                      ----------
Net assets..........................................                  $1,237,289
                                                                      ==========

                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                          Year ended December 31, 1999

                                           Investors Mark Series Fund
                          -----------------------------------------------------------------
                                   Growth    Large   Small    Large
                                     and      Cap     Cap      Cap     Intermediate Mid Cap
                          Balanced Income    Value   Equity   Growth   Fixed Income Equity
                          -------- -------  -------  ------  --------  ------------ -------
Net investment income:
  Dividend income.......   $   50  $   237  $   936  $   --  $     --     $  215    $   109
  Risk charge...........       --      (91)    (142)    (12)     (456)       (17)      (146)
                           ------  -------  -------  ------  --------     ------    -------
Net investment income...       50      146      794     (12)     (456)       198        (37)
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........        8    1,729    1,417      80       310        (13)       136
  Unrealized
   appreciation
   (depreciation) on
   investments..........       22     (353)  (6,240)  2,297    40,982       (221)     1,637
                           ------  -------  -------  ------  --------     ------    -------
Net realized and
 unrealized gain (loss)
 on investments.........       30    1,376   (4,823)  2,377    41,292       (234)     1,773
                           ------  -------  -------  ------  --------     ------    -------
Net increase (decrease)
 in net assets resulting
 from operations........       80    1,522   (4,029)  2,365    40,836        (36)     1,736
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............       --    5,045    1,536     799     1,835        176      3,701
  Transfers of
   surrenders and death
   benefits.............       --       --       --      --        --         --         --
  Transfers of cost of
   insurance and policy
   charges..............       --   (2,466)  (1,843)   (544)   (3,582)      (555)    (2,604)
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..       --   24,376   45,566   4,166   166,276      2,982     42,240
                           ------  -------  -------  ------  --------     ------    -------
Net increase in net
 assets resulting from
 capital share
 transactions...........       --   26,955   45,259   4,421   164,529      2,603     43,337
                           ------  -------  -------  ------  --------     ------    -------
Net increase (decrease)
 in net assets..........       80   28,477   41,230   6,786   205,365      2,567     45,073
Net assets at beginning
 of year................      976    1,029      998   1,073     1,061      1,000      1,058
                           ------  -------  -------  ------  --------     ------    -------
   Net assets at end of
    year................   $1,056  $29,506  $42,228  $7,859  $206,426     $3,567    $46,131
                           ======  =======  =======  ======  ========     ======    =======

                          BMA VARIABLE LIFE ACCOUNT A

                          Year ended December 31, 1999

                           Investors Mark
                            Series Fund      Berger Institutional Products Trust
                          -----------------  ---------------------------------------
                                                     Growth    Small
                                     Global            and    Company
                            Money    Fixed    100    Income   Growth   International
                           Market    Income   Fund    Fund     Fund        Fund
                          ---------  ------  ------  -------  -------  -------------
Net investment income:
  Dividend income.......  $   2,339  $   69  $    1  $    --  $    --     $   152
  Risk charge...........     (1,663)     --     (10)     (37)     (40)        (77)
                          ---------  ------  ------  -------  -------     -------
Net investment income...        676      69      (9)     (37)     (40)         75
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........         --      --      63      289       45         191
  Unrealized
   appreciation
   (depreciation) on
   investments..........         --     (72)  1,510    4,447    6,255       4,758
                          ---------  ------  ------  -------  -------     -------
Net realized and
 unrealized gain (loss)
 on investments.........                (72)  1,573    4,736    6,300       4,949
                          ---------  ------  ------  -------  -------     -------
Net increase (decrease)
 in net assets resulting
 from operations........        676      (3)  1,564    4,699    6,260       5,024
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............    986,922      --   1,023    3,647    2,398       5,278
  Transfers of
   surrenders and death
   benefits.............         --      --      --      (73)      --          --
  Transfers of cost of
   insurance and policy
   charges..............    (41,858)     --    (400)  (2,081)    (737)     (3,402)
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..   (747,209)     --   2,447   10,803    5,344      19,389
                          ---------  ------  ------  -------  -------     -------
Net increase in net
 assets resulting from
 capital share
 transactions...........    197,855      --   3,070   12,296    7,005      21,265
                          ---------  ------  ------  -------  -------     -------
Net increase (decrease)
 in net assets..........    198,531      (3)  4,634   16,995   13,265      26,289
Net assets at beginning
 of year................      1,000   1,003   1,069    1,093    1,134       1,061
                          ---------  ------  ------  -------  -------     -------
   Net assets at end of
    year................  $ 199,531  $1,000  $5,703  $18,088  $14,399     $27,350
                          =========  ======  ======  =======  =======     =======

                          BMA VARIABLE LIFE ACCOUNT A

                          Year ended December 31, 1999

                                                                         The Alger
                                    Conseco Series Trust               American Fund
                          ----------------------------------------- --------------------
                            Asset     Common   Corporate Government            Leveraged
                          Allocation   Stock     Bond    Securities  Growth     AllCap
                          Portfolio  Portfolio Portfolio Portfolio  Portfolio  Portfolio
                          ---------- --------- --------- ---------- ---------  ---------
Net investment income:
  Dividend income.......   $   254    $     2   $   88      $ 54    $     12    $    --
  Risk charge...........       (53)       (85)      (4)       --        (430)      (113)
                           -------    -------   ------      ----    --------    -------
Net investment income...       201        (83)      84        54        (418)      (113)
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........     2,900      7,689       (2)       22         889      1,924
  Unrealized
   appreciation
   (depreciation) on
   investments..........       300       (337)     (90)     (100)     30,707     12,422
                           -------    -------   ------      ----    --------    -------
Net realized and
 unrealized gain (loss)
 on investments.........     3,200      7,352      (92)      (78)     31,596     14,346
                           -------    -------   ------      ----    --------    -------
Net increase (decrease)
 in net assets resulting
 from operations........     3,401      7,269       (8)      (24)     31,178     14,233
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............    11,298      8,508      383        --      32,244     19,392
  Transfers of
   surrenders and death
   benefits.............        --       (329)      --        --        (961)      (965)
  Transfers of cost of
   insurance and policy
   charges..............    (2,270)    (2,173)     (97)       --     (10,092)    (7,034)
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..     4,672     12,451      332        --     132,347     28,921
                           -------    -------   ------      ----    --------    -------
Net increase in net
 assets resulting from
 capital share
 transactions...........    13,700     18,457      618        --     153,538     40,314
                           -------    -------   ------      ----    --------    -------
Net increase (decrease)
 in net assets..........    17,101     25,726      610       (24)    184,716     54,547
Net assets at beginning
 of year................     1,048      1,100    1,001       996       1,102      1,138
                           -------    -------   ------      ----    --------    -------
   Net assets at end of
    year................   $18,149    $26,826   $1,611      $972    $185,818    $55,685
                           =======    =======   ======      ====    ========    =======

                          BMA VARIABLE LIFE ACCOUNT A

                          Year ended December 31, 1999

                                 The Alger                 American Century
                               American Fund          Variable Portfolios, Inc.        Dreyfus
                          ------------------------ --------------------------------   Socially
                           MidCap       Small                                        Responsible
                           Growth   Capitalization VP Income       VP         VP       Growth
                          Portfolio   Portfolio    and Growth International  Value   Fund, Inc.
                          --------- -------------- ---------- ------------- -------  -----------
Net investment income:
  Dividend income.......   $    --      $   --      $    --      $   --     $    10    $     2
  Risk charge...........       (41)        (20)        (147)         (1)        (37)       (51)
                           -------      ------      -------      ------     -------    -------
Net investment income...       (41)        (20)        (147)         (1)        (27)       (49)
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........       327         498          326          11          62      1,159
  Unrealized
   appreciation
   (depreciation) on
   investments..........     2,917       1,491        4,694         884      (1,185)     1,444
                           -------      ------      -------      ------     -------    -------
Net realized and
 unrealized gain (loss)
 on investments.........     3,244       1,989        5,020         895      (1,123)     2,603
                           -------      ------      -------      ------     -------    -------
Net increase (decrease)
 in net assets resulting
 from operations........     3,203       1,969        4,873         894      (1,150)     2,554
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............     4,981       1,484       15,206         509       3,633      6,935
  Transfers of
   surrenders and death
   benefits.............      (316)         --          (65)         --          --       (208)
  Transfers of cost of
   insurance and policy
   charges..............    (2,655)       (513)      (5,277)       (232)       (673)    (2,764)
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..    13,485       4,919       42,789         206      18,451     10,440
                           -------      ------      -------      ------     -------    -------
Net increase in net
 assets resulting from
 capital share
 transactions...........    15,495       5,890       52,653         483      21,411     14,403
                           -------      ------      -------      ------     -------    -------
Net increase (decrease)
 in net assets..........    18,698       7,859       57,526       1,377      20,261     16,957
Net assets at beginning
 of year................     1,118       1,114        1,048       1,079         993      1,061
                           -------      ------      -------      ------     -------    -------
   Net assets at end of
    year................   $19,816      $8,973      $58,574      $2,456     $21,254    $18,018
                           =======      ======      =======      ======     =======    =======

                          BMA VARIABLE LIFE ACCOUNT A

                          Year ended December 31, 1999

                                       Dreyfus Variable
                                        Investment Fund       Federated Insurance Series
                                   ------------------------- ------------------------------
                          Dreyfus                             High-
                           Stock               International Income   International
                           Index   Disciplined     Value      Bond       Equity     Utility
                           Fund    Stock Fund    Portfolio   Fund II     Fund II    Fund II
                          -------  ----------- ------------- -------  ------------- -------
Net investment income:
  Dividend income.......  $   349    $   134      $   10     $    79     $   --     $   25
  Risk charge...........     (169)       (75)         --         (36)        (7)        (2)
                          -------    -------      ------     -------     ------     ------
Net investment income...      180         59          10          43         (7)        23
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........      695        387         102         (70)        44         50
  Unrealized
   appreciation
   (depreciation) on
   investments..........    4,265      3,678         176         393      1,950        (53)
                          -------    -------      ------     -------     ------     ------
Net realized and
 unrealized gain (loss)
 on investments.........    4,960      4,065         278         323      1,994         (3)
                          -------    -------      ------     -------     ------     ------
Net increase (decrease)
 in net assets resulting
 from operations........    5,140      4,124         288         366      1,987         20
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............   21,652        519          --          --        329        732
  Transfers of
   surrenders and death
   benefits.............       --         --          --          --         --         --
  Transfers of cost of
   insurance and policy
   charges..............   (4,938)    (2,281)         --        (892)      (152)      (277)
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..   47,267     33,312          --      17,974      1,556        176
                          -------    -------      ------     -------     ------     ------
Net increase in net
 assets resulting from
 capital share
 transactions...........   63,981     31,550          --      17,082      1,733        631
                          -------    -------      ------     -------     ------     ------
Net increase (decrease)
 in net assets..........   69,121     35,674         288      17,448      3,720        651
Net assets at beginning
 of year................    1,047      1,061       1,034         997      1,094      1,032
                          -------    -------      ------     -------     ------     ------
   Net assets at end of
    year................  $70,168    $36,735      $1,322     $18,445     $4,814     $1,683
                          =======    =======      ======     =======     ======     ======

                          BMA VARIABLE LIFE ACCOUNT A

                          Year ended December 31, 1999

                                                                     Neuberger & Berman
                            Invesco Variable     Lazard Retirement   Advisors Management
                            Investment Funds       Series, Inc.             Trust
                          -------------------- --------------------- -------------------
                                                                      Limited
                            High-   Industrial Retirement Retirement Maturity              Strong
                            Yield     Income     Equity   Small Cap    Bond    Partners  Opportunity
                          Portfolio Portfolio  Portfolio  Portfolio  Portfolio Portfolio   Fund II
                          --------- ---------- ---------- ---------- --------- --------- -----------
Net investment income:
  Dividend income.......   $  359     $   94     $    7     $    8    $   56    $   13     $   135
  Risk charge...........       (8)       (14)        --        (13)       (1)      (13)        (35)
                           ------     ------     ------     ------    ------    ------     -------
Net investment income...      351         80          7         (5)       55        --         100
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........       (3)        86         33        106        (6)       31         177
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (118)       583         46        (32)      (32)      301       1,448
                           ------     ------     ------     ------    ------    ------     -------
Net realized and
 unrealized gain (loss)
 on investments.........     (121)       669         79         74       (38)      332       1,625
                           ------     ------     ------     ------    ------    ------     -------
Net increase (decrease)
 in net assets resulting
 from operations........      230        749         86         69        17       332       1,725
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............       --         78         --        366       284     1,807       2,447
  Transfers of
   surrenders and death
   benefits.............       --         --         --         --        --        --        (139)
  Transfers of cost of
   insurance and policy
   charges..............      (37)      (436)        --       (382)     (109)     (667)     (1,114)
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..    4,077      6,715         --      4,181       494     3,294       8,819
                           ------     ------     ------     ------    ------    ------     -------
Net increase in net
 assets resulting from
 capital share
 transactions...........    4,040      6,357         --      4,165       669     4,434      10,013
                           ------     ------     ------     ------    ------    ------     -------
Net increase (decrease)
 in net assets..........    4,270      7,106         86      4,234       686     4,766      11,738
Net assets at beginning
 of year................      993      1,026      1,047      1,019       999     1,019       1,043
                           ------     ------     ------     ------    ------    ------     -------
   Net assets at end of
    year................   $5,263     $8,132     $1,133     $5,253    $1,685    $5,785     $12,781
                           ======     ======     ======     ======    ======    ======     =======

                          BMA VARIABLE LIFE ACCOUNT A

                          Year ended December 31, 1999

                            Strong
                           Variable
                           Insurance
                          Funds, Inc.    Van Eck Worldwide Insurance Trust
                          ----------- ---------------------------------------
                                                Worldwide Worldwide Worldwide
                                                Emerging    Hard      Real
                          Growth Fund Worldwide  Markets   Assets    Estate
                              II      Bond Fund   Fund      Fund      Fund      Total
                          ----------- --------- --------- --------- --------- ----------
Net investment income:
  Dividend income.......    $     2    $   39    $   --    $   15    $   21   $    5,876
  Risk charge...........        (36)       --       (11)      (12)       --       (4,105)
                            -------    ------    ------    ------    ------   ----------
Net investment income...        (34)       39       (11)        3        21        1,771
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........        415        17       100        47        --       22,271
  Unrealized
   appreciation
   (depreciation) on
   investments..........      6,338      (135)    3,382       170       (42)     130,487
                            -------    ------    ------    ------    ------   ----------
Net realized and
 unrealized gain (loss)
 on investments.........      6,753      (118)    3,482       217       (42)     152,758
                            -------    ------    ------    ------    ------   ----------
Net increase (decrease)
 in net assets resulting
 from operations........      6,719       (79)    3,471       220       (21)     154,529
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............      6,788        --       122         4        --    1,152,061
  Transfers of
   surrenders and death
   benefits.............        (75)       --        --        --        --       (3,131)
  Transfers of cost of
   insurance and policy
   charges..............     (2,675)       --      (302)     (441)       --     (108,555)
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..     14,753        --     4,500     4,948        --       (2,541)
                            -------    ------    ------    ------    ------   ----------
Net increase in net
 assets resulting from
 capital share
 transactions...........     18,791        --     4,320     4,511        --    1,037,834
                            -------    ------    ------    ------    ------   ----------
Net increase (decrease)
 in net assets..........     25,510       (79)    7,791     4,731       (21)   1,192,363
Net assets at beginning
 of year................      1,126     1,011     1,023       989     1,013       44,926
                            -------    ------    ------    ------    ------   ----------
   Net assets at end of
    year................    $26,636    $  932    $8,814    $5,720    $  992   $1,237,289
                            =======    ======    ======    ======    ======   ==========


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

         Period from December 1, 1998 (inception) to December 31, 1998

                                        Investors Mark Series Fund
                          --------------------------------------------------------
                                   Growth Large  Small  Large                Mid
                                    and    Cap    Cap    Cap   Intermediate  Cap
                          Balanced Income Value  Equity Growth Fixed Income Equity
                          -------- ------ -----  ------ ------ ------------ ------
Net investment income:
  Dividend income.......   $  49   $   11 $  28  $    1 $    1    $   60    $   10
  Risk charge...........      --       --    --      --     --        --        --
                           -----   ------ -----  ------ ------    ------    ------
Net investment income...      49       11    28       1      1        60        10
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........      --       --    --      --     --        --        --
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (73)      18   (30)     72     60       (60)       48
                           -----   ------ -----  ------ ------    ------    ------
Net realized and
 unrealized gain (loss)
 on investments.........     (73)      18   (30)     72     60       (60)       48
                           -----   ------ -----  ------ ------    ------    ------
Net increase (decrease)
 in net assets resulting
 from operations........     (24)      29    (2)     73     61        --        58
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............   1,000    1,000 1,000   1,000  1,000     1,000     1,000
  Transfers of
   surrenders and death
   benefits.............      --       --    --      --     --        --        --
  Transfers of cost of
   insurance and policy
   charges..............      --       --    --      --     --        --        --
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..      --       --    --      --     --        --        --
Net increase in net
 assets resulting from
 capital share
 transactions...........   1,000    1,000 1,000   1,000  1,000     1,000     1,000
                           -----   ------ -----  ------ ------    ------    ------
Net increase in net
 assets.................     976    1,029   998   1,073  1,061     1,000     1,058
Net assets at beginning
 of period..............      --       --    --      --     --        --        --
                           -----   ------ -----  ------ ------    ------    ------
   Net assets at end of
    period..............   $ 976   $1,029 $ 998  $1,073 $1,061    $1,000    $1,058
                           =====   ====== =====  ====== ======    ======    ======

                          BMA VARIABLE LIFE ACCOUNT A

         Period from December 1, 1998 (inception) to December 31, 1998

                                Investors
                               Mark Series
                                  Fund       Berger Institutional Products Trust
                              -------------  -----------------------------------
                                                    Growth  Small
                                     Global          and   Company
                              Money  Fixed    100   Income Growth  International
                              Market Income   Fund   Fund   Fund       Fund
                              ------ ------  ------ ------ ------- -------------
Net investment income:
  Dividend income...........  $   -- $   83  $    2 $    7 $   --     $   15
  Risk charge...............      --     --      --     --     --         --
                              ------ ------  ------ ------ ------     ------
Net investment income.......      --     83       2      7     --         15
Net realized and unrealized
 gain (loss) on investments:
  Net realized gain (loss)
   on investment
   transactions.............      --     --      --     --     --         --
  Unrealized appreciation
   (depreciation) on
   investments..............      --    (80)     67     86    134         46
                              ------ ------  ------ ------ ------     ------
Net realized and unrealized
 gain (loss) on investments.      --    (80)     67     86    134         46
                              ------ ------  ------ ------ ------     ------
Net increase (decrease) in
 net assets resulting from
 operations.................      --      3      69     93    134         61
Capital share transactions:
  Transfers of net variable
   contract deposits........   1,000  1,000   1,000  1,000  1,000      1,000
  Transfers of surrenders
   and death benefits.......      --     --      --     --     --         --
  Transfers of cost of
   insurance and policy
   charges..................      --     --      --     --     --         --
  Transfers between
   subaccounts, including
   fixed interest
   subaccount...............      --     --      --     --     --         --
                              ------ ------  ------ ------ ------     ------
  Net increase in net assets
   resulting from capital
   share transactions.......   1,000  1,000   1,000  1,000  1,000      1,000
                              ------ ------  ------ ------ ------     ------
Net increase in net assets..   1,000  1,003   1,069  1,093  1,134      1,061
Net assets at beginning of
 period.....................      --     --      --     --     --         --
                              ------ ------  ------ ------ ------     ------
   Net assets at end of
    period..................  $1,000 $1,003  $1,069 $1,093 $1,134     $1,061
                              ====== ======  ====== ====== ======     ======

                          BMA VARIABLE LIFE ACCOUNT A

         Period from December 1, 1998 (inception) to December 31, 1998

                                                                         The Alger
                                    Conseco Series Trust               American Fund
                          ----------------------------------------- -------------------
                            Asset     Common   Corporate Government           Leveraged
                          Allocation   Stock     Bond    Securities  Growth    AllCap
                          Portfolio  Portfolio Portfolio Portfolio  Portfolio Portfolio
                          ---------- --------- --------- ---------- --------- ---------
Net investment income:
  Dividend income.......    $    8    $    1    $    5     $    4    $   --    $   --
  Risk charge...........        --        --        --         --        --        --
                            ------    ------    ------     ------    ------    ------
Net investment income...         8         1         5          4        --        --
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........        --        --        --         --        --        --
  Unrealized
   appreciation
   (depreciation) on
   investments..........        40        99        (4)        (8)      102       138
                            ------    ------    ------     ------    ------    ------
Net realized and
 unrealized gain (loss)
 on investments.........        40        99        (4)        (8)      102       138
                            ------    ------    ------     ------    ------    ------
Net increase (decrease)
 in net assets resulting
 from operations........        48       100         1         (4)      102       138
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............     1,000     1,000     1,000      1,000     1,000     1,000
  Transfers of
   surrenders and death
   benefits.............        --        --        --         --        --        --
  Transfers of cost of
   insurance and policy
   charges..............        --        --        --         --        --        --
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..        --        --        --         --        --        --
                            ------    ------    ------     ------    ------    ------
Net increase in net
 assets resulting from
 capital share
 transactions...........     1,000     1,000     1,000      1,000     1,000     1,000
                            ------    ------    ------     ------    ------    ------
Net increase in net
 assets.................     1,048     1,100     1,001        996     1,102     1,138
Net assets at beginning
 of period..............        --        --        --         --        --        --
                            ------    ------    ------     ------    ------    ------
   Net assets at end of
    period..............    $1,048    $1,100    $1,001     $  996    $1,102    $1,138
                            ======    ======    ======     ======    ======    ======

                          BMA VARIABLE LIFE ACCOUNT A

         Period from December 1, 1998 (inception) to December 31, 1998

                                 The Alger         American Century Variable
                               American Fund            Portfolios, Inc.
                          ------------------------ --------------------------    Dreyfus
                                                     VP                         Socially
                           MidCap       Small      Income                      Responsible
                           Growth   Capitalization  and        VP        VP      Growth
                          Portfolio   Portfolio    Growth International Value  Fund, Inc.
                          --------- -------------- ------ ------------- -----  -----------
Net investment income:
  Dividend income.......   $   --       $   --     $    5    $   --     $  --    $   40
  Risk charge...........       --           --         --        --        --        --
                           ------       ------     ------    ------     -----    ------
Net investment income...       --           --          5        --        --        40
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........       --           --         --        --        --        --
  Unrealized
   appreciation
   (depreciation) on
   investments..........      118          114         43        79        (7)       21
                           ------       ------     ------    ------     -----    ------
Net realized and
 unrealized gain (loss)
 on investments.........      118          114         43        79        (7)       21
                           ------       ------     ------    ------     -----    ------
Net increase (decrease)
 in net assets resulting
 from operations........      118          114         48        79        (7)       61
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............    1,000        1,000      1,000     1,000     1,000     1,000
  Transfers of
   surrenders and death
   benefits.............       --           --         --        --        --        --
  Transfers of cost of
   insurance and policy
   charges..............       --           --         --        --        --        --
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..       --           --         --        --        --        --
                           ------       ------     ------    ------     -----    ------
Net increase in net
 assets resulting from
 capital share
 transactions...........    1,000        1,000      1,000     1,000     1,000     1,000
                           ------       ------     ------    ------     -----    ------
Net increase in net
 assets.................    1,118        1,114      1,048     1,079       993     1,061
Net assets at beginning
 of period..............       --           --         --        --        --        --
                           ------       ------     ------    ------     -----    ------
   Net assets at end of
    period..............   $1,118       $1,114     $1,048    $1,079     $ 993    $1,061
                           ======       ======     ======    ======     =====    ======

                          BMA VARIABLE LIFE ACCOUNT A

         Period from December 1, 1998 (inception) to December 31, 1998

                                      Dreyfus Variable
                                       Investment Fund       Federated Insurance Series
                                  ------------------------- ------------------------------
                          Dreyfus                            High-
                           Stock              International Income   International
                           Index  Disciplined     Value      Bond       Equity     Utility
                           Fund   Stock Fund    Portfolio   Fund II     Fund II    Fund II
                          ------- ----------- ------------- -------  ------------- -------
Net investment income:
  Dividend income.......  $    4    $    5       $   80     $   --      $   --     $   --
  Risk charge...........      --        --           --         --          --         --
                          ------    ------       ------     ------      ------     ------
Net investment income...       4         5           80         --          --         --
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........      --        --           --         --          --         --
  Unrealized
   appreciation
   (depreciation) on
   investments..........      43        56          (46)        (3)         94         32
                          ------    ------       ------     ------      ------     ------
Net realized and
 unrealized gain (loss)
 on investments.........      43        56          (46)        (3)         94         32
                          ------    ------       ------     ------      ------     ------
Net increase (decrease)
 in net assets resulting
 from operations........      47        61           34         (3)         94         32
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............   1,000     1,000        1,000      1,000       1,000      1,000
  Transfers of
   surrenders and death
   benefits.............      --        --           --         --          --         --
  Transfers of cost of
   insurance and policy
   charges..............      --        --           --         --          --         --
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..      --        --           --         --          --         --
                          ------    ------       ------     ------      ------     ------
Net increase in net
 assets resulting from
 capital share
 transactions...........   1,000     1,000        1,000      1,000       1,000      1,000
                          ------    ------       ------     ------      ------     ------
Net increase in net
 assets.................   1,047     1,061        1,034        997       1,094      1,032
Net assets at beginning
 of period..............      --        --           --         --          --         --
                          ------    ------       ------     ------      ------     ------
   Net assets at end of
    period..............  $1,047    $1,061       $1,034     $  997      $1,094     $1,032
                          ======    ======       ======     ======      ======     ======

                          BMA VARIABLE LIFE ACCOUNT A

         Period from December 1, 1998 (inception) to December 31, 1998

                                                                     Neuberger & Berman
                            Invesco Variable     Lazard Retirement   Advisors Management
                            Investment Funds       Series, Inc.             Trust
                          -------------------- --------------------- -------------------
                                                                      Limited
                            High-   Industrial Retirement Retirement Maturity              Strong
                            Yield     Income     Equity   Small Cap    Bond    Partners  Opportunity
                          Portfolio Portfolio  Portfolio  Portfolio  Portfolio Portfolio   Fund II
                          --------- ---------- ---------- ---------- --------- --------- -----------
Net investment income:
  Dividend income.......    $ 104     $   52     $    3     $   --     $  --    $   --     $    2
  Risk charge...........       --         --         --         --        --        --         --
                            -----     ------     ------     ------     -----    ------     ------
Net investment income...      104         52          3         --        --        --          2
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........       --         --         --         --        --        --         --
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (111)       (26)        44         19        (1)       19         41
                            -----     ------     ------     ------     -----    ------     ------
Net realized and
 unrealized gain (loss)
 on investments.........     (111)       (26)        44         19        (1)       19         41
                            -----     ------     ------     ------     -----    ------     ------
Net increase (decrease)
 in net assets resulting
 from operations........       (7)        26         47         19        (1)       19         43
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............    1,000      1,000      1,000      1,000     1,000     1,000      1,000
  Transfers of
   surrenders and death
   benefits.............       --         --         --         --        --        --         --
  Transfers of cost of
   insurance and policy
   charges..............       --         --         --         --        --        --         --
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..       --         --         --         --        --        --         --
                            -----     ------     ------     ------     -----    ------     ------
Net increase in net
 assets resulting from
 capital share
 transactions...........    1,000      1,000      1,000      1,000     1,000     1,000      1,000
                            -----     ------     ------     ------     -----    ------     ------
Net increase in net
 assets.................      993      1,026      1,047      1,019       999     1,019      1,043
Net assets at beginning
 of period..............       --         --         --         --        --        --         --
                            -----     ------     ------     ------     -----    ------     ------
   Net assets at end of
    period..............    $ 993     $1,026     $1,047     $1,019     $ 999    $1,019     $1,043
                            =====     ======     ======     ======     =====    ======     ======

                          BMA VARIABLE LIFE ACCOUNT A

         Period from December 1, 1998 (inception) to December 31, 1998

                            Strong
                           Variable
                           Insurance
                          Funds, Inc.    Van Eck Worldwide Insurance Trust
                          ----------- ---------------------------------------
                                                Worldwide Worldwide Worldwide
                                                Emerging    Hard      Real
                          Growth Fund Worldwide  Markets   Assets    Estate
                              II      Bond Fund   Fund      Fund      Fund     Total
                          ----------- --------- --------- --------- --------- -------
Net investment income:
  Dividend income.......    $   --     $   --    $   --     $  --    $   --   $   580
  Risk charge...........        --         --        --        --        --        --
                            ------     ------    ------     -----    ------   -------
Net investment income...        --         --        --        --        --       580
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) on investment
   transactions.........        --         --        --        --        --        --
  Unrealized
   appreciation
   (depreciation) on
   investments..........       126         11        23       (11)       13     1,346
                            ------     ------    ------     -----    ------   -------
Net realized and
 unrealized gain (loss)
 on investments.........       126         11        23       (11)       13     1,346
                            ------     ------    ------     -----    ------   -------
Net increase (decrease)
 in net assets resulting
 from operations........       126         11        23       (11)       13     1,926
Capital share
 transactions:
  Transfers of net
   variable contract
   deposits.............     1,000      1,000     1,000     1,000     1,000    43,000
  Transfers of
   surrenders and death
   benefits.............        --         --        --        --        --        --
  Transfers of cost of
   insurance and policy
   charges..............        --         --        --        --        --        --
  Transfers between
   subaccounts,
   including fixed
   interest subaccount..        --         --        --        --        --        --
                            ------     ------    ------     -----    ------   -------
Net increase in net
 assets resulting from
 capital share
 transactions...........     1,000      1,000     1,000     1,000     1,000    43,000
                            ------     ------    ------     -----    ------   -------
Net increase in net
 assets.................     1,126      1,011     1,023       989     1,013    44,926
Net assets at beginning
 of period..............        --         --        --        --        --        --
                            ------     ------    ------     -----    ------   -------
   Net assets at end of
    period..............    $1,126     $1,011    $1,023     $ 989    $1,013   $44,926
                            ======     ======    ======     =====    ======   =======


                            See accompanying notes.

                          BMA VARIABLE LIFE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1998

1. Summary of Significant Accounting Policies

 Organization

   BMA Variable Life Account A (the Account) is a separate account of Business Men's Assurance Company of America (BMA) established to fund flexible premium variable life insurance policies. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

   Deposits received by the Account are invested in 43 separate subaccounts, each of which invests solely in the various funds (mutual funds not otherwise available to the public) as directed by the owners. Amounts may be invested in shares of the following portfolios:

    Investors Mark Series Fund: Balanced, Growth and Income, Large Cap Value, Small Cap Equity, Large Cap Growth, Intermediate Fixed Income, Mid Cap Equity, Money Market and Global Fixed Income.

    Berger Institutional Products Trust (Berger IPT): 100 Fund, Growth and Income Fund, Small Company Growth Fund and International Fund.

    Conseco Series Trust: Asset Allocation Portfolio, Common Stock Portfolio, Corporate Bond Portfolio and Government Securities
    Portfolio.

    The Alger American Fund: Growth Portfolio, Leveraged AllCap Portfolio, MidCap Growth Portfolio and Small Capitalization Portfolio.

    American Century Variable Portfolios, Inc.: VP Income and Growth, VP International and VP Value.

    Dreyfus Socially Responsible Growth Fund, Inc.

    Dreyfus Stock Index Fund.

    Dreyfus Variable Investment Fund: Disciplined Stock Fund and
    International Value Portfolio.

    Federated Insurance Series: High-Income Bond Fund II, International Equity Fund II and Utility Fund II.

    Invesco Variable Investment Funds: High-Yield Portfolio and Industrial Income Portfolio.

    Lazard Retirement Series, Inc.: Retirement Equity Portfolio and Retirement Small Cap Portfolio.

    Neuberger & Berman Advisors Management Trust: Limited Maturity Bond Portfolio and Partners Portfolio.

    Strong Opportunity Fund II.

    Strong Variable Insurance Funds, Inc.: Growth Fund II.

    Van Eck Worldwide Insurance Trust: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund.

   Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds of Investors Mark Series Fund are made by Investors Mark Series Fund, LLC (IMSF, LLC), which is owned by Jones & Babson, Inc., a wholly-owned subsidiary of BMA. IMSF, LLC has engaged Standish, Ayer & Wood, Inc. to provide subadvisory services for the Intermediate Fixed Income Portfolio, the Mid Cap Equity Portfolio and the Money Market Portfolio. IMSF, LLC has engaged Standish International Management Company, L.P. to

                          BMA VARIABLE LIFE ACCOUNT A
provide subadvisory services for the Global Fixed Income Portfolio. IMSF, LLC has engaged Stein Roe & Farnam, Incorporated to provide subadvisory services for the Small Cap Equity Portfolio and the Large Cap Growth Portfolio. IMSF, LLC has engaged David L. Babson & Co., Inc. to provide subadvisory services for the Large Cap Value Portfolio. IMSF, LLC has engaged Lord, Abbett & Co. to provide subadvisory services for the Growth and Income Portfolio. IMSF, LLC has engaged Kornitzer Capital Management, Inc. to provide subadvisory services for the Balanced Portfolio.

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Associates is the investment advisor to all portfolios except the Berger/BIAM IPT--International Fund. BBOI Worldwide LLC is the advisor to the Berger/BIAM IPT--International Fund. BBOI Worldwide LLC has retained Bank of Ireland Asset Management (U.S.) Limited (BIAM) as subadvisor.

   Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Capital Management, Inc. is the investment advisor to the portfolios.

   The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as investment advisor.

   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment advisor and to provide day-to-day management of the fund's investments. The Dreyfus Corporation serves as the Dreyfus Stock Index Fund's manager. Dreyfus has hired an affiliate, Mellon Equity Associates, to serve as the fund's index fund manager and to provide day-to-day management of the fund's investments. The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment advisor.

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Advisors is the investment advisor.

   Invesco Variable Investment Fund is a mutual fund with multiple portfolios. Invesco Funds Group, Inc. is the investment advisor.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio.

   Each portfolio of Neuberger & Berman Advisers Management Trust invests in a corresponding series of Advisors Managers Trust. All series of Advisors Managers Trust are managed by Neuberger & Berman Management Incorporated.

   Strong Opportunity Fund II is a mutual fund managed by Strong Capital Management, Inc. Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor.

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios managed by Van Eck Associates Corporation.

                          BMA VARIABLE LIFE ACCOUNT A

 Investment Valuation

   Investments in mutual fund shares are carried in the statement of assets and liabilities at market value (net asset value of the underlying mutual fund). The first-in, first-out method is used to determine gains and losses. Security transactions are accounted for on the trade date, and dividend income from the funds to the Account is recorded on the ex-dividend date and reinvested upon receipt. Capital gain distributions from the mutual funds to the Account also are reinvested upon receipt.

   The cost of investments purchased and proceeds from investment securities sold by each subaccount were as follows:

                                              Period from
                                              December 1,
                                                  1998
                                              (inception)
                                                   to
                               Year ended     December 31,
                           December 31, 1999      1998
                           ------------------ ------------
                           Purchases  Sales    Purchases
                           --------- -------- ------------
Investors Mark Series
 Fund:
  Balanced................ $     71  $     13    $1,049
  Growth and Income.......   32,099     3,564     1,011
  Large Cap Value.........   49,030     1,549     1,028
  Small Cap Equity........    4,833       399     1,000
  Large Cap Growth........  167,221     3,137     1,001
  Intermediate Fixed
   Income.................    3,363       534     1,060
  Mid Cap Equity..........   45,061     1,617     1,010
  Money Market............  900,334   702,964     1,000
  Global Fixed Income.....       69        --     1,083
Berger Institutional
 Products Trust:
  100 Fund................    3,415       337     1,002
  Growth and Income Fund..   13,257     1,080     1,007
  Small Company Growth
   Fund...................    7,181       165     1,000
  International Fund......   23,408     1,838     1,015
Conseco Series Trust:
  Asset Allocation
   Portfolio..............   19,427     2,661     1,008
  Common Stock Portfolio..   26,985       868     1,001
  Corporate Bond
   Portfolio..............      725        24     1,005
  Government Securities
   Portfolio..............       76        --     1,004
The Alger American Fund:
  Growth Portfolio........  165,414    11,557     1,000
  Leveraged AllCap
   Portfolio..............   51,728    11,523     1,000
  MidCap Growth Portfolio.   16,859     1,268     1,000
  Small Capitalization
   Portfolio..............    6,694       367     1,000
American Century Variable
 Portfolios, Inc.:
  VP Income and Growth....   57,994     5,501     1,005
  VP International........      536        35     1,000
  VP Value................   21,759       274     1,000
Dreyfus Socially
 Responsible Growth Fund,
 Inc......................   22,033     7,277     1,005
Dreyfus Stock Index Fund..   72,270     7,616     1,004
Dreyfus Variable
 Investment Fund:
  Disciplined Stock Fund..   33,580     1,777     1,005
  International Value
   Portfolio..............      112        --     1,080

                          BMA VARIABLE LIFE ACCOUNT A

                                                                   Period from
                                                                   December 1,
                                                                       1998
                                                                   (inception)
                                                                        to
                                                   Year ended      December 31,
                                                December 31, 1999      1998
                                               ------------------- ------------
                                               Purchases   Sales    Purchases
                                               ---------- -------- ------------
Federated Insurance Series:
  High-Income Bond Fund II.................... $   18,059 $    928   $ 1,000
  International Equity Fund II................      1,746       35     1,000
  Utility Fund II.............................        737       31     1,000
Invesco Variable Investment Funds:
  High-Yield Portfolio........................      4,436       45     1,104
  Industrial Income Portfolio.................      6,897      597     1,052
Lazard Retirement Series, Inc.:
  Retirement Equity Portfolio.................         39       --     1,004
  Retirement Small Cap Portfolio..............      4,559      313     1,000
Neuberger & Berman Advisors Management Trust:
  Limited Maturity Bond Portfolio.............        833      111     1,000
  Partners Portfolio..........................      5,040      484     1,000
Strong Opportunity Fund II....................     11,508    1,848     1,002
Strong Variable Insurance Funds, Inc.:
  Growth Fund II..............................     19,958    1,211     1,000
Van Eck Worldwide Insurance Trust:
  Worldwide Bond Fund.........................         56       --     1,000
  Worldwide Emerging Markets Fund.............      4,606      286     1,000
  Worldwide Hard Assets Fund..................      4,964      455     1,000
  Worldwide Real Estate Fund..................         21       --     1,000
                                               ---------- --------   -------
    Total..................................... $1,828,993 $774,289   $43,545
                                               ========== ========   =======

   There were no sales of investments during the period from December 1, 1998 (inception) to December 31, 1998.

 Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the operations of BMA, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account's net investment income or net realized gain on investments. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by BMA in the future, a charge to the Account may be assessed.

 Use of Estimates

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                          BMA VARIABLE LIFE ACCOUNT A

2. Variable Life Contract Charges

   The Account pays BMA certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by BMA.

   Premium Charges: BMA deducts a premium charge from each premium payment of 5.5% of all premiums in the first through the 10th policy year and 4.0% of all premiums in the 11th and later policy years.

   Risk Charge: BMA deducts a risk charge each month of .80%, on an annual basis, of the accumulation value in the separate account for the first through 10th policy year and .40%, on an annual basis, of the accumulation value in the separate account for the 11th policy year and thereafter.

   Policy Charges: BMA deducts a policy charge of $25 per month in the first policy year and $5 per month thereafter.

   Cost of Insurance: A deduction for cost of insurance and cost of any riders also is made monthly. This charge will depend on the specified amount, the accumulation value and the sex, age and rate class of the primary insured.

   Surrender Charge: A surrender charge will be imposed in the event of a partial or full surrender in excess of 10% of the unloaned accumulation value. The surrender charge will depend on the sex, age and rate class of the primary insured. In addition, a fee of $25 will be assessed for partial surrender in excess of 10% of the unloaned accumulation values.

   Charges retained by BMA from the proceeds of sales of variable life contracts aggregated $4,105 during the year ended December 31, 1999 and were not significant during 1998.

3. Summary of Unit Transactions

   Transactions in units of each subaccount were as follows:

                                                        Units   Units     Net
                                                         Sold  Redeemed Increase
                                                        ------ -------- --------
Year ended December 31, 1999
Investors Mark Series Fund:
  Balanced.............................................     --      --       --
  Growth and Income....................................  2,577     223    2,354
  Large Cap Value......................................  4,274     191    4,083
  Small Cap Equity.....................................    394      43      351
  Large Cap Growth..................................... 14,020     319   13,701
  Intermediate Fixed Income............................    313      56      257
  Mid Cap Equity.......................................  4,408     269    4,139
  Money Market......................................... 95,438  76,529   18,909
  Global Fixed Income..................................     --      --       --
Berger Institutional Products Trust:
  100 Fund.............................................    288      33      255
  Growth and Income Fund...............................  1,081     155      926
  Small Company Growth Fund............................    613      51      562
  International Fund...................................  2,221     302    1,919

                          BMA VARIABLE LIFE ACCOUNT A

                                                        Units   Units     Net
                                                         Sold  Redeemed Increase
                                                        ------ -------- --------
Conseco Series Trust:
  Asset Allocation Portfolio...........................  1,436   223      1,213
  Common Stock Portfolio...............................  1,704   196      1,508
  Corporate Bond Portfolio.............................     71    10         61
  Government Securities Portfolio......................     --    --         --
The Alger American Fund:
  Growth Portfolio..................................... 13,167   875     12,292
  Leveraged AllCap Portfolio...........................  3,087   499      2,588
  MidCap Growth Portfolio..............................  1,476   240      1,236
  Small Capitalization Portfolio.......................    498    42        456
American Century Variable Portfolios, Inc.:
  VP Income and Growth.................................  5,060   476      4,584
  VP International.....................................     58    18         40
  VP Value.............................................  2,122    69      2,053
Dreyfus Socially Responsible Growth Fund, Inc..........  1,428   243      1,185
Dreyfus Stock Index Fund...............................  5,859   458      5,401
Dreyfus Variable Investment Fund:
  Disciplined Stock Fund...............................  2,994   201      2,793
  International Value Portfolio........................     --    --         --
Federated Insurance Series:
  High-Income Bond Fund II.............................  1,800    92      1,708
  International Equity Fund II.........................    151    11        140
  Utility Fund II......................................     86    26         60
Invesco Variable Investment Funds:
  High-Yield Portfolio.................................    390     5        385
  Industrial Income Portfolio..........................    624    38        586
Lazard Retirement Series, Inc.:
  Retirement Equity Portfolio..........................     --    --         --
  Retirement Small Cap Portfolio.......................    428    37        391
Neuberger & Berman Advisors Management Trust:
  Limited Maturity Bond Portfolio......................     77    11         66
  Partners Portfolio...................................    492    65        427
Strong Opportunity Fund II.............................    910   104        806
Strong Variable Insurance Funds, Inc.:
  Growth Fund II.......................................  1,308   165      1,143
Van Eck Worldwide Insurance Trust:
  Worldwide Bond Fund..................................     --    --         --
  Worldwide Emerging Markets Fund......................    356    21        335
  Worldwide Hard Assets Fund...........................    423    40        383
  Worldwide Real Estate Fund...........................     --    --         --

                                                                           Units
                                                                           Sold
                                                                           -----
Period from December 1, 1998 (inception) to December 31, 1998
Investors Mark Series Fund:
  Balanced................................................................  100
  Growth and Income.......................................................  100
  Large Cap Value.........................................................  100
  Small Cap Equity........................................................  100
  Large Cap Growth........................................................   99
  Intermediate Fixed Income...............................................  100

                          BMA VARIABLE LIFE ACCOUNT A

                                                                         Units
                                                                         Sold
                                                                         -----
Period from December 1, 1998 (inception) to December 31, 1998--
 (Continued)
  Mid Cap Equity........................................................   99
  Money Market..........................................................  100
  Global Fixed Income...................................................  100
Berger Institutional Products Trust:
  100 Fund..............................................................   99
  Growth and Income Fund................................................   98
  Small Company Growth Fund.............................................  100
  International Fund....................................................  103
Conseco Series Trust:
  Asset Allocation Portfolio............................................   99
  Common Stock Portfolio................................................   98
  Corporate Bond Portfolio..............................................  100
  Government Securities Portfolio.......................................  100
The Alger American Fund:
  Growth Portfolio......................................................   98
  Leveraged AllCap Portfolio............................................   98
  MidCap Growth Portfolio...............................................   99
  Small Capitalization Portfolio........................................   99
American Century Variable Portfolios, Inc.:
  VP Income and Growth..................................................   99
  VP International......................................................  102
  VP Value..............................................................  100
Dreyfus Socially Responsible Growth Fund, Inc...........................   98
Dreyfus Stock Index Fund................................................   99
Dreyfus Variable Investment Fund:
  Disciplined Stock Fund................................................   99
  International Value Portfolio.........................................  101
Federated Insurance Series:
  High-Income Bond Fund II..............................................  100
  International Equity Fund II..........................................  101
  Utility Fund II.......................................................  100
Invesco Variable Investment Funds:
  High-Yield Portfolio..................................................  100
  Industrial Income Portfolio...........................................   99
Lazard Retirement Series, Inc.:
  Retirement Equity Portfolio...........................................  100
  Retirement Small Cap Portfolio........................................  100
Neuberger & Berman Advisors Management Trust:
  Limited Maturity Bond Portfolio.......................................  100
  Partners Portfolio....................................................  100
Strong Opportunity Fund II..............................................  100
Strong Variable Insurance Funds, Inc.:
  Growth Fund II........................................................  100
Van Eck Worldwide Insurance Trust:
  Worldwide Bond Fund...................................................  100
  Worldwide Emerging Markets Fund.......................................  102
  Worldwide Hard Assets Fund............................................  101
  Worldwide Real Estate Fund............................................  101

                       CONSOLIDATED FINANCIAL STATEMENTS
                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                  Years ended December 31, 1999, 1998 and 1997
                      with Report of Independent Auditors

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                       CONSOLIDATED FINANCIAL STATEMENTS

                  Years ended December 31, 1999, 1998 and 1997

                                    CONTENTS

Report of Independent Auditors..............................................   1

Audited Consolidated Financial Statements

Consolidated Balance Sheets.................................................   2

Consolidated Statements of Operations.......................................   3

Consolidated Statements of Comprehensive Income (Loss)......................   4

Consolidated Statements of Stockholder's Equity.............................   5

Consolidated Statements of Cash Flows.......................................   6

Notes to Consolidated Financial Statements..................................   7

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Business Men's Assurance Company of America

   We have audited the accompanying consolidated balance sheets of Business Men's Assurance Company of America (an ultimate subsidiary of Assicurazioni Generali, S.p.A.) (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Business Men's Assurance Company of America at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                      /s/  Ernst & Young LLP


Kansas City, Missouri
February 3, 2000

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                          CONSOLIDATED BALANCE SHEETS

                                                                December 31
                                                           ---------------------
                                                              1999       1998
                                                           ---------- ----------
                                                              (In Thousands)
Assets
Investments (Notes 1 and 3):
  Securities available-for-sale, at fair value:
   Fixed maturities (amortized cost--$1,284,919,000 in
    1999 and
    $1,257,705,000 in 1998)..............................  $1,231,419 $1,277,121
   Equity securities (cost--$45,102,000 in 1999 and
    $36,214,000 in 1998).................................      43,204     40,373
  Mortgage loans on real estate, net of allowance for
   credit losses of $10,385,000 in 1999
   and $9,185,000 in 1998................................     875,882    875,117
  Policy loans...........................................      57,935     59,780
  Short-term investments.................................       7,476     10,779
  Other (Note 3).........................................      32,444     44,084
                                                           ---------- ----------
   Total investments.....................................   2,248,360  2,307,254
Cash.....................................................      97,678     30,567
Accrued investment income................................      20,054     18,078
Premium and other receivables............................      20,271     12,017
Deferred policy acquisition costs........................     134,343    112,311
Property, equipment and software (Note 6)................      14,798     16,276
Reinsurance recoverables:
  Paid benefits..........................................       2,441      6,549
  Benefits and claim reserves ceded......................     111,515     95,476
Other assets (Note 1)....................................      13,099     14,852
Assets held in separate accounts (Note 1)................     415,077    300,366
                                                           ---------- ----------
   Total assets..........................................  $3,077,636 $2,913,746
                                                           ========== ==========
Liabilities and stockholder's equity
Future policy benefits:
  Life and annuity (Notes 4 and 10)......................  $1,294,708 $1,253,531
  Health.................................................      89,539     78,527
Contract account balances (Note 4).......................     681,958    677,444
Policy and contract claims...............................      72,163     62,953
Unearned revenue reserve.................................      10,056      9,924
Other policyholder funds.................................      14,155     14,671
Current income taxes payable (Note 7)....................         486      2,300
Deferred income taxes (Note 7)...........................       7,936     10,650
Payable to affiliate (Note 10)...........................         627        771
Other liabilities (Note 12)..............................      80,831     84,183
Liabilities related to separate accounts (Notes 1 and 4).     415,077    300,366
                                                           ---------- ----------
Total liabilities........................................   2,667,536  2,495,320
Commitments and contingencies (Note 5)
Stockholder's equity (Notes 2 and 11):
  Preferred stock of $1 par value per share; authorized
   3,000,000 shares, none issued and outstanding.........          --         --
  Common stock of $1 par value per share; authorized
   24,000,000 shares, 12,000,000 shares issued and
   outstanding...........................................      12,000     12,000
  Paid-in capital........................................      40,106     40,106
  Accumulated other comprehensive income (loss)              (41,667)     10,730
  Retained earnings......................................     399,661    355,590
                                                           ---------- ----------
   Total stockholder's equity............................     410,100    418,426
                                                           ---------- ----------
   Total liabilities and stockholder's equity............  $3,077,636 $2,913,746
                                                           ========== ==========

                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                     Year ended December 31
                                                   ---------------------------
                                                     1999      1998     1997
                                                   --------  -------- --------
                                                         (In Thousands)
Revenues:
  Premiums (Note 9):
    Life and annuity.............................. $131,667  $115,863 $108,816
    Health........................................    4,863    10,828   17,035
  Other insurance considerations..................   33,788    37,599   37,928
  Net investment income (Note 3)..................  185,521   176,085  162,478
  Realized gains, net (Note 3)....................    8,458    10,556    5,121
  Other income....................................   37,242    43,886   35,548
                                                   --------  -------- --------
      Total revenues..............................  401,539   394,817  366,926
Benefits and expenses:
  Life and annuity benefits.......................   99,280   107,033   95,286
  Health benefits.................................      938     3,021    6,533
  Increase in policy liabilities including
   interest credited to account balances..........  115,785   103,298  103,012
  Commissions.....................................   50,568    43,949   45,019
  (Increase) decrease in deferred policy
   acquisition costs..............................      330    11,271   (1,229)
  Taxes, licenses and fees........................    2,417     2,579    3,329
  Other operating costs and expenses..............   63,019    71,991   76,782
                                                   --------  -------- --------
      Total benefits and expenses.................  332,337   343,142  328,732
                                                   --------  -------- --------
Income from continuing operations before income
 tax expense......................................   69,202    51,675   38,194
Income tax expense (Note 7).......................   23,119    15,876    2,353
                                                   --------  -------- --------
Income from continuing operations.................   46,083    35,799   35,841
Discontinued operations (Note 13):
  Earnings (loss) from discontinued operations,
   net of income tax benefit of $994,000 in 1999
   and expense of $929,000 in 1998 and $179,000 in
   1997...........................................   (2,012)    2,527      348
                                                   --------  -------- --------
Income (loss) from discontinued operations........   (2,012)    2,527      348
                                                   --------  -------- --------
      Net income.................................. $ 44,071  $ 38,326 $ 36,189
                                                   ========  ======== ========

                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                     Year ended December 31
                                                     -------------------------
                                                      1999     1998     1997
                                                     -------  -------  -------
                                                         (In Thousands)
Net income.......................................... $44,071  $38,326  $36,189
Other comprehensive income (loss):
  Unrealized holding gains (losses) arising during
   period........................................... (76,822)   2,597   25,009
  Less realized gains included in net income........  12,473    6,760    1,868
                                                     -------  -------  -------
    Net unrealized gains (losses)................... (89,295)  (4,163)  23,141
Effect on deferred policy acquisition costs.........  22,362   (1,483)  (7,189)
Effect on unearned revenue reserve..................  (1,370)      55      474
Related deferred income taxes.......................  15,906    1,957   (5,748)
                                                     -------  -------  -------
Other comprehensive income (loss)................... (52,397)  (3,634)  10,678
                                                     -------  -------  -------
    Comprehensive income (loss)..................... $(8,326) $34,692  $46,867
                                                     =======  =======  =======


                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                      Year ended December 31
                                                    ----------------------------
                                                      1999      1998      1997
                                                    --------  --------  --------
                                                          (In Thousands)
Common stock:
  Balance at beginning and end of year............. $ 12,000  $ 12,000  $ 12,000
Paid-in capital:
  Balance at beginning and end of year.............   40,106    40,106    40,106
Accumulated other comprehensive income (loss):
  Balance at beginning of year.....................   10,730    14,364     3,686
    Net change in net unrealized gains (losses)....  (52,397)   (3,634)   10,678
                                                    --------  --------  --------
  Balance at end of year...........................  (41,667)   10,730    14,364
Retained earnings:
  Balance at beginning of year.....................  355,590   317,264   281,075
    Net income.....................................   44,071    38,326    36,189
                                                    --------  --------  --------
  Balance at end of year...........................  399,661   355,590   317,264
                                                    --------  --------  --------
Total stockholder's equity......................... $410,100  $418,426  $383,734
                                                    ========  ========  ========


                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                   Year ended December 31
                                                -------------------------------
                                                  1999       1998       1997
                                                ---------  ---------  ---------
                                                       (In Thousands)
Operating activities
Net income....................................  $  44,071  $  38,326  $  36,189
Adjustments to reconcile net income to net
 cash provided by operating activities:
 Deferred income tax expense (benefit)........     13,192        363     (8,416)
 Realized gains, net..........................     (8,458)   (10,556)    (5,121)
 Premium amortization (discount accretion),
  net.........................................        193     (1,618)      (975)
 Policy loans lapsed in lieu of surrender
  benefits....................................      2,858      3,740      1,021
 Depreciation.................................      2,469      2,524      3,778
 Amortization.................................        782        782        782
 Changes in assets and liabilities:
   (Increase) decrease in accrued investment
    income....................................     (1,976)       442         19
   Increase in receivables and reinsurance
    recoverables (net of $505,000 realized
    loss in 1999).............................    (20,834)   (24,876)   (15,425)
   Policy acquisition costs deferred..........    (25,451)   (22,484)   (28,449)
   Policy acquisition costs amortized.........     25,781     33,755     27,220
   Increase (decrease) in income taxes
    payable...................................     (1,814)       142     (2,187)
   Increase in accrued policy benefits, claim
    reserves, unearned revenues and
    policyholder funds........................     41,215     19,189     30,777
   Interest credited to policyholder accounts.     80,499     77,358     79,312
   (Increase) decrease in other assets and
    other liabilities, net....................    (18,030)     2,344      7,269
 Other, net...................................        391         19       (433)
                                                ---------  ---------  ---------
Net cash provided by operating activities.....    134,888    119,450    125,361
Investing activities
Purchases of investments:
 Securities available-for-sale:
   Fixed maturities...........................   (558,982)  (603,142)  (464,419)
   Equity securities..........................    (48,088)   (12,969)   (31,625)
 Mortgage and policy loans....................   (172,625)  (310,127)  (237,990)
 Other........................................    (19,572)   (41,118)        --
Sales, calls or maturities of investments:
 Maturities and calls of securities
  available-for-sale:
   Fixed maturities...........................    225,728    305,013    167,000
 Sales of securities available-for-sale:
   Fixed maturities...........................    312,069    360,296    284,124
   Equity securities..........................     44,158     22,632     14,379
 Mortgage and policy loans....................    169,498    277,325     98,554
 Real estate..................................         --         --      5,854
Purchase of property, equipment and software..     (1,331)    (1,805)    (1,949)
Net (increase) decrease in short-term
 investments..................................      3,303     (3,623)    (1,456)
Distributions from unconsolidated related
 parties......................................     30,793      1,466      1,514
                                                ---------  ---------  ---------
Net cash used in investing activities.........    (15,049)    (6,052)  (166,014)
Financing activities
Deposits from interest sensitive and
 investment-type contracts....................    290,119    245,620    323,487
Withdrawals from interest sensitive and
 investment-type contracts....................   (347,673)  (375,459)  (295,633)
Net proceeds from reverse repurchase
 borrowing....................................    143,200     30,189     40,925
Retirement of reverse repurchase borrowing....   (144,989)   (20,863)   (20,062)
Net proceeds from other borrowing.............      6,615         --         --
                                                ---------  ---------  ---------
Net cash provided by (used in) financing
 activities...................................    (52,728)  (120,513)    48,717
                                                ---------  ---------  ---------
Net increase (decrease) in cash...............     67,111     (7,115)     8,064
Cash at beginning of year.....................     30,567     37,682     29,618
                                                ---------  ---------  ---------
Cash at end of year...........................  $  97,678  $  30,567  $  37,682
                                                =========  =========  =========
Supplemental disclosures of cash flow
 information
For purposes of the statements of cash flows,
 Business Men's Assurance Company of America
 considers only cash on hand and demand
 deposits to be cash equivalents
Cash paid during the year for:
 Income taxes.................................  $  10,747  $  16,300  $  13,135
                                                =========  =========  =========
 Interest paid on reverse repurchase and
  other borrowings............................  $   1,884  $     299  $     369
                                                =========  =========  =========
Supplemental schedule of noncash investing and
 financing activities
Real estate acquired through foreclosure......  $      --  $      --  $   1,236
                                                =========  =========  =========

                            See accompanying notes.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                               December 31, 1999

1. Summary of Significant Accounting Policies

 Organization

   Business Men's Assurance Company of America (the Company) is a Missouri-domiciled life insurance company licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual and group insurance and investment products both directly, primarily distributed through general agencies, and through reinsurance assumptions. Assicurazioni Generali S.p.A. (Generali), an Italian insurer, is the ultimate parent company.

 Principles of Consolidation and Basis of Presentation

   The accompanying consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

 Use of Estimates

   The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

 Investments

   The Company's entire investment portfolio is designated as available-for-sale. Changes in fair values of available-for-sale securities, after adjustment of deferred policy acquisition costs (DPAC) unearned revenue reserve (URR) and related deferred income taxes, are reported as unrealized gains or losses directly in accumulated other comprehensive income (loss). The DPAC and URR offsets to the unrealized gains or losses represents valuation adjustments or reinstatements of DPAC and URR that would have been required as a charge or credit to operations had such unrealized amounts been realized.

   The amortized cost of fixed maturity investments classified as available-for-sale is adjusted for amortization of premiums and accretion of discounts. That amortization or accretion is included in net investment income.

   Mortgage loans and mortgage-backed securities are carried at unpaid balances adjusted for accrual of discount and allowances for other than temporary decline in value. Policy loans are carried at unpaid balances.

   Real estate is stated at the lower of cost or fair value. At December 31, 1999 and 1998, no real estate was owned. Profit is recognized on real estate sales when down payment, continuing investment and transfer of risk criteria have been satisfied. Property, equipment and software and the home office building are generally valued at cost, including development costs, less allowances for depreciation and other than temporary declines in value.

   Property, equipment and software are being depreciated over the estimated useful lives of the assets, principally on a straight-line basis. Depreciation rates on these assets are set forth in Note 6.

   Realized gains and losses on sales of investments and declines in value considered to be other than temporary are recognized in net income on the specific identification basis.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


 Impairment of Loans

   The Financial Accounting Standards Board's (FASB) Statement of Financial Accounting Standards (SFAS) No. 114, "Accounting by Creditors for Impairment of a Loan," and SFAS No. 118, "Accounting by Creditors for Impairment of a Loan--Income Recognition and Disclosures," require that an impaired mortgage loan's fair value be measured based on the present value of future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or at the fair value of the collateral if the loan is collateral dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as an allowance for mortgage loan losses. The change in the allowance for mortgage loan losses is reported with realized gains or losses on investments. Interest income on impaired loans is recognized on a cash basis.

 Deferred Policy Acquisition Costs

   Certain commissions, expenses of the policy issue and underwriting departments and other variable policy issue expenses have been deferred. For limited payment and other traditional life insurance policies, these deferred acquisition costs are being amortized over a period of not more than 25 years in proportion to the ratio of the expected annual premium revenue to the expected total premium revenue. Expected premium revenue was estimated with the same assumptions used for computing liabilities for future policy benefits for these policies.

   For universal life-type insurance and investment-type products, the deferred policy acquisition costs are amortized over a period of not more than 25 years in relation to the present value of estimated gross profits arising from estimates of mortality, interest, expense and surrender experience. The estimates of expected gross profits are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings.

   Deferred policy acquisition costs are evaluated to determine that the unamortized portion of such costs does not exceed recoverable amounts after considering anticipated investment income.

 Recognition of Insurance Revenue and Related Expenses

   For limited payment and other traditional life insurance policies, premium income is reported as earned when due, with past-due premiums being reserved. Profits are recognized over the life of these contracts by associating benefits and expenses with insurance in force for limited payment policies and with earned premiums for other traditional life policies. This association is accomplished by a provision for liability for future policy benefits and the amortization of policy acquisition costs. Accident and health premium revenue is recognized on a pro rata basis over the terms of the policies.

   For universal life and investment-type policies, contract charges for mortality, surrender and expense, other than front-end expense charges, are reported as other insurance considerations revenue when charged to policyholders' accounts. Expenses consist primarily of benefit payments in excess of policyholder account values and interest credited to policyholder accounts. Profits are recognized over the life of universal life-type contracts through the amortization of policy acquisition costs and deferred front-end expense charges with estimated gross profits from mortality, interest, surrender and expense.

 Policy Liabilities and Contract Values

   The liability for future policy benefits for limited payment and other traditional life insurance contracts has been computed primarily by a net level premium reserve method based on estimates of future investment yield, mortality and withdrawals made at the time gross premiums were calculated. Assumptions used in computing

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)

future policy benefits are as follows: interest rates range from 3.25% to 8.50%, depending on the year of issue; withdrawal rates for individual life policies issued in 1966 and after are based on Company experience, and policies issued prior to 1966 are based on industry tables; and mortality rates are based on mortality tables that consider Company experience. The liability for future policy benefits is graded to reserves stipulated by the policy over a period of 20 to 25 years or the end of the premium paying period, if less.

   For universal life and investment-type contracts, the account value before deduction of any surrender charges is held as the policy liability. An additional liability is established for deferred front-end expense charges on universal life-type policies. These expense charges are recognized in income as insurance considerations using the same assumptions as are used to amortize deferred policy acquisition costs.

   Claims and benefits payable for reported disability income claims have been computed as the present value of expected future benefit payments based on estimates of future investment yields and claim termination rates. The amount of benefits payable included in the future policy benefit reserves and policy and contract claims for December 31, 1999 and 1998 was $32,791,000 and $30,262,000, respectively. Interest rates used in the calculation of future investment yields vary based on the year the claim was incurred and range from 3% to 8.75%. Claim termination rates are based on industry tables.

   Other accident and health claims and benefits payable for reported claims and incurred but not reported claims are estimated using prior experience. The methods of calculating such estimates and establishing the related liabilities are periodically reviewed and updated. Any adjustments needed as a result of periodic reviews are reflected in current operations.

 Federal Income Taxes

   Deferred federal income taxes have been provided in the consolidated financial statements to recognize temporary differences between the financial reporting and tax bases of assets and liabilities measured using enacted tax rates and laws (see Note 7). Temporary differences are principally related to deferred policy acquisition costs, the provision for future policy benefits, accrual of discounts on investments, accrued expenses, accelerated depreciation and unrealized investment gains and losses.

 Separate Accounts

   These accounts arise from four lines of business--variable annuities, variable universal life, variable 401(k) and MBIA insured guaranteed investment contracts (GICs). The separate account assets are legally segregated and are not subject to the claims which may arise from any other business of the Company.

   The assets and liabilities of the variable lines of business are reported at fair value since the underlying investment risks are assumed by the policyowners. Investment income and gains or losses arising from the variable line of business accrue directly to the policyowners and are, therefore, not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from variable products consist primarily of contract maintenance charges and administration fees. Separate account assets and liabilities for the variable lines of business totaled $6,297,000 on December 31, 1999 and $3,409,000 on December 31, 1998.

   The assets of the MBIA GIC line of business are maintained at an amount equal to the related liabilities. These assets related to the MBIA GIC line of business include securities available-for-sale reported at fair value and mortgage loans carried at unpaid balances. Changes in fair values of available-for-sale securities, net of deferred income taxes, are reported as unrealized gains or losses directly in accumulated other comprehensive income
(loss).

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The liabilities are reported at the original deposit amount plus accrued interest guaranteed to the contractholders. Investment income and gains or losses arising from MBIA GIC investments are included in investment income in the accompanying consolidated statements of operations. The guaranteed interest payable is included in the increase in policy liabilities in the accompanying consolidated statements of operations. Separate account assets and liabilities for the MBIA GIC line of business totaled $408,780,000 on December 31, 1999 and $296,957,000 on December 31, 1998.

 Intangible Assets

   At December 31, 1999, goodwill of $10,759,000 (1998--$11,541,000), net of accumulated amortization of $4,889,000 (1998--$4,107,000) resulting from the acquisition of a subsidiary, is included in other assets. Goodwill is being amortized over a period of 20 years on a straight-line basis, and amortization amounted to $782,000 for each of the years ended December 31, 1999, 1998 and 1997.

 Fair Values of Financial Instruments

   SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following represents the carrying amount and fair value of significant assets and liabilities at December 31, 1999 and 1998:

                                       December 31, 1999     December 31, 1998
                                     --------------------- ---------------------
                                      Carrying              Carrying
                                       Amount   Fair Value   Amount   Fair Value
                                     ---------- ---------- ---------- ----------
                                                   (In Thousands)
Fixed maturities (Note 3)..........  $1,231,419 $1,231,419 $1,277,121 $1,277,121
Equity securities (Note 3).........      43,204     43,204     40,373     40,373
Mortgage loans on real estate......     875,882    852,238    875,117    934,712
Policy loans.......................      57,935     53,844     59,780     55,579
Short-term investments.............       7,476      7,476     10,779     10,779
Cash...............................      97,678     97,678     30,567     30,567
Reinsurance recoverables:
  Paid benefits....................       2,441      2,441      6,549      6,549
  Benefits and claim reserves
   ceded...........................     111,515    111,515     95,476     95,476
Assets held in separate accounts...     415,077    406,474    300,366    302,549
Investment-type insurance contracts
 (Note 4)..........................   1,603,965  1,559,623  1,456,634  1,453,909

   The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


     Investment securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

     Off-balance-sheet instruments: The fair value for outstanding loan commitments approximates the amount committed, as all loan commitments were made within the last 60 days of the year.

     Mortgage loans on real estate and policy loans: The fair value for mortgage loans on real estate and policy loans is estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amount of accrued interest approximates its fair value.

     Reinsurance recoverables: The carrying values of reinsurance recoverables approximate their fair values.

     Liabilities for flexible and single premium deferred annuities: The cash surrender value of flexible and single premium deferred annuities approximates their fair value.

     Liabilities for guaranteed investment contracts: The fair value for the Company's liabilities under guaranteed investment contracts is estimated using discounted cash flow analyses, using interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Financial Instruments with Off-Balance-Sheet Risk

   In the normal course of business, the Company becomes a party to various financial transactions to reduce its exposure to fluctuations in interest rates. The Company has entered into interest rate swap contracts for the purpose of converting either the variable interest rate characteristics of certain investments to fixed rates or from fixed rates to variable rates. The purpose of these swaps is to better match the invested assets of the Company with the related insurance liabilities (guaranteed investment contracts) that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income as incurred. The notional amount of these contracts was $40,000,000 at December 31, 1999 and 1998.

 Postretirement Benefits

   The projected future cost of providing postretirement benefits, such as health care and life insurance, is recognized as an expense as employees render service. See Note 8 for further disclosures with respect to postretirement benefits other than pensions.

 Comprehensive Income (Loss)

   Unrealized gains and losses on our available-for-sale securities are included in other comprehensive income (loss) in stockholder's equity. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts, which have been measured through the beginning of the year, are net of income taxes and adjustments to deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


 Reclassifications

   Certain amounts for 1998 and 1997 have been reclassified to conform to the current year presentation.

2. Dividend Limitations

   Missouri has legislation that requires prior reporting of all dividends to the Director of Insurance. The Company, as a regulated life insurance company, may pay a dividend from unassigned surplus without the approval of the Missouri Department of Insurance if the aggregate of all dividends paid during the preceding 12-month period does not exceed the greater of 10% of statutory stockholder's equity at the end of the preceding calendar year or the statutory net gain from operations for the preceding calendar year. A portion of the statutory equity of the Company that is available for dividends would be subject to additional federal income taxes should distribution be made from "policyholders' surplus" (see Note 7).

   As of December 31, 1999 and 1998, the Company's statutory stockholder's equity was $250,774,000 and $226,345,000, respectively. Statutory net gain from operations before realized capital gains and net income for each of the three years in the period ended December 31, 1999 were as follows:

                                                        Year ended December 31
                                                        -----------------------
                                                         1999    1998    1997
                                                        ------- ------- -------
                                                            (In Thousands)
      Net gain from operations before realized capital
       gains..........................................  $29,369 $36,305 $18,545
      Net income......................................   32,915  44,692  14,540

3. Investment Operations

   The Company's investments in securities available-for-sale are summarized as follows:

                                                 December 31, 1999
                                    -------------------------------------------
                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized
                                       Cost      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (In Thousands)
Fixed maturities:
  Bonds:
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies..... $   74,125   $   --    $ (4,591) $   69,534
    Obligations of states and
     political subdivisions........      8,165       --        (121)      8,044
    Debt securities issued by
     foreign governments...........      3,560       29        (133)      3,456
    Corporate securities...........    417,899      593     (14,941)    403,551
    Mortgage-backed securities.....    761,504      356     (33,191)    728,669
    Redeemable preferred stocks....     19,666       --      (1,501)     18,165
                                    ----------   ------    --------  ----------
Total fixed maturities.............  1,284,919      978     (54,478)  1,231,419
Equity securities..................     45,102    2,221      (4,119)     43,204
                                    ----------   ------    --------  ----------
                                    $1,330,021   $3,199    $(58,597) $1,274,623
                                    ==========   ======    ========  ==========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


                                                 December 31, 1998
                                    -------------------------------------------
                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized
                                       Cost      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (In Thousands)
Fixed maturities:
  Bonds:
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies..... $   83,444  $ 1,848    $  (159)  $   85,133
    Obligations of states and
     political subdivisions........     27,093    2,160         --       29,253
    Debt securities issued by
     foreign governments...........      4,416       82       (24)        4,474
    Corporate securities...........    411,490   12,676     (2,877)     421,289
    Mortgage-backed securities.....    712,853    9,028     (3,833)     718,048
    Redeemable preferred stocks....     18,409      524         (9)      18,924
                                    ----------  -------    -------   ----------
Total fixed securities.............  1,257,705   26,318     (6,902)   1,277,121
Equity securities..................     36,214    5,981     (1,822)      40,373
                                    ----------  -------    -------   ----------
                                    $1,293,919  $32,299    $(8,724)  $1,317,494
                                    ==========  =======    =======   ==========

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities have not been set forth in the following table, as such securities are not due at a single maturity date:

                                                          Amortized
                                                             Cost    Fair Value
                                                          ---------- ----------
                                                             (In Thousands)
      Due in one year or less............................ $   15,545 $   15,573
      Due after one year through five years..............    224,803    219,427
      Due after five years through 10 years..............    175,009    166,123
      Due after 10 years.................................    108,058    101,627
                                                          ---------- ----------
                                                             523,415    502,750
      Mortgage-backed securities.........................    761,504    728,669
                                                          ---------- ----------
      Total fixed maturity securities.................... $1,284,919 $1,231,419
                                                          ========== ==========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The majority of the Company's mortgage loan portfolio is secured by real estate. The following table presents information about the location of the real estate that secures mortgage loans in the Company's portfolio:

                                                                Carrying Amount
                                                               as of December 31
                                                               -----------------
                                                                 1999     1998
                                                               -------- --------
                                                                (In Thousands)
      State:
        Missouri.............................................. $ 74,922 $ 62,462
        California............................................   67,674   69,913
        Arizona...............................................   66,812   65,135
        Texas.................................................   62,166   59,900
        Florida...............................................   50,246   49,789
        Utah..................................................   48,450   44,110
        Oklahoma..............................................   39,410   38,394
        Washington............................................   33,674   38,136
        Kansas................................................   32,485   38,509
        Other.................................................  400,043  408,769
                                                               -------- --------
                                                               $875,882 $875,117
                                                               ======== ========

   The following table lists the Company's investment in impaired mortgage loans and related allowance for credit losses at December 31. The table also includes the average recorded investment in impaired loans and interest income on impaired loans:

                                                               1999 1998  1997
                                                               ---- ---- ------
                                                                (In Thousands)
      Impaired mortgage loans................................  $--  $ -- $1,069
      Allowance for credit losses............................   --    --    244
                                                               ---  ---- ------
      Net recorded investment in impaired loans..............  $--  $ -- $  825
                                                               ===  ==== ======
      Average recorded investment in impaired loans..........  $--  $413 $1,325
                                                               ===  ==== ======
      Interest income on impaired loans......................  $--  $ -- $   57
                                                               ===  ==== ======

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   Bonds, mortgage loans, preferred stocks and common stocks approximating $3,840,000 and $4,900,000 were on deposit with regulatory authorities at December 31, 1999 and 1998, respectively.

   Set forth below is a summary of consolidated net investment income for the years ended December 31:

                                                       Year ended December 31
                                                     --------------------------
                                                       1999     1998     1997
                                                     -------- -------- --------
                                                           (In Thousands)
      Fixed maturities:
        Bonds....................................... $102,990 $ 94,975 $ 92,741
        Redeemable preferred stocks.................    1,917    1,603    1,309
      Equity securities:
        Common stocks...............................      957      702      793
        Nonredeemable preferred stocks..............       43      237      541
      Mortgage loans on real estate.................   78,462   75,768   66,053
      Real estate...................................       11       18      612
      Policy loans..................................    3,486    3,667    3,906
      Short-term investments........................    3,115    4,334    2,955
      Other.........................................    2,898    2,685    1,223
                                                     -------- -------- --------
                                                      193,879  183,989  170,133
      Less:
        Net investment income from discontinued
         operations.................................    5,681    5,443    5,480
        Investment expenses.........................    2,677    2,461    2,175
                                                     -------- -------- --------
      Net investment income from continuing
       operations................................... $185,521 $176,085 $162,478
                                                     ======== ======== ========

   Realized gains (losses) on securities disposed of during 1999, 1998 and 1997 consisted of the following:

                                                    Year ended December 31
                                                    -------------------------
                                                     1999     1998     1997
                                                    -------  -------  -------
                                                        (In Thousands)
      Fixed maturity securities:
        Gross realized gains....................... $ 6,615  $ 5,149  $10,499
        Gross realized losses......................  (1,636)  (1,420)  (4,690)
      Equity securities:
        Gross realized gains.......................   6,299    7,395    3,204
        Gross realized losses......................    (744)  (1,636)    (777)
      Other investments............................  (2,076)   1,068   (3,115)
                                                    -------  -------  -------
      Net realized gains........................... $ 8,458  $10,556  $ 5,121
                                                    =======  =======  =======

   Sales of investments in securities in 1999, 1998 and 1997, excluding maturities and calls, resulted in gross realized gains of $12,338,000, $10,980,000 and $8,362,000 and gross realized losses of $2,318,000, $2,304,500 and $1,017,000, respectively.

   There were no nonincome producing investments at December 31, 1999 and 1998.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The Company began investing in the Cypress Tree Investment Fund LLC during 1998. At December 31, 1999 and 1998, the Company has invested $18 million and $40 million, respectively, in the partnership, which primarily invests in senior secured loans. The Company's portion of the investment is approximately 16% and 43% of the total fund value at December 31, 1999 and 1998, respectively, and has been recorded under the guidelines of equity accounting. This investment is classified in other investments on the balance sheets, with unrealized gains and losses being reflected in accumulated other comprehensive income (loss).

4. Investment Contracts

   The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (included with future policy benefits, contract account balances and separate accounts in the balance sheets) at December 31 are as follows:

                                                    December 31
                                    -------------------------------------------
                                            1999                  1998
                                    --------------------- ---------------------
                                     Carrying              Carrying
                                      Amount   Fair Value   Amount   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (In Thousands)
      Guaranteed investment
       contracts................... $  645,619 $  629,240 $  640,137 $  651,809
      Flexible and single premium
       deferred annuities..........    543,269    523,519    516,131    495,873
      Separate accounts............    415,077    406,864    300,366    306,227
                                    ---------- ---------- ---------- ----------
      Total investment-type
       insurance contracts......... $1,603,965 $1,559,623 $1,456,634 $1,453,909
                                    ========== ========== ========== ==========

   Fair values of the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

5. Commitments and Contingencies

   The Company leases equipment and certain office facilities from others under operating leases through April 2004. Certain other equipment and facilities are rented monthly. Rental expense amounted to $781,000, $1,364,000 and $2,137,000 for the years ended December 31, 1999, 1998 and 1997, respectively. As of December 31, 1999, the minimum future payments under noncancelable operating leases for each of the next five years are as follows (in thousands):

            Year ending December 31
            -----------------------
               2000........................... $  773
               2001...........................    611
               2002...........................    362
               2003...........................    116
               2004...........................     10
                                               ------
                 Total........................ $1,872
                                               ======

   Total outstanding commitments to fund mortgage loans were $11,632,500 and $32,275,000 atDecember 31, 1999 and 1998, respectively.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1999 and 1998, the Company accrued $350,000 and $541,000, respectively, for guaranty fund assessments. Expenses incurred for guaranty fund assessments were $333,000, $417,000 and $445,000 in 1999, 1998 and 1997, respectively.

   The Company and its subsidiaries are parties to certain claims and legal actions arising during the ordinary course of business. In the opinion of management, these matters will not have a materially adverse effect on the operations or financial position of the Company.

6. Property, Equipment and Software

   A summary of property, equipment and software and their respective depreciation rates is as follows:

                                                               December 31
                                                 Rate of    ------------------
                                               Depreciation   1999      1998
                                               ------------ --------  --------
                                                       (In Thousands)
      Home office building, including land
       with a cost of $425,000...............       2%      $ 23,218  $ 23,158
      Other real estate not held-for-sale or
       rental................................       4%           208       820
      Less accumulated depreciation..........                (13,667)  (13,097)
                                                            --------  --------
                                                               9,759    10,881
      Equipment and software.................     5%-33%      20,785    21,701
      Less accumulated depreciation..........                (15,746)  (16,306)
                                                            --------  --------
                                                               5,039     5,395
                                                            --------  --------
      Total property, equipment and software.               $ 14,798  $ 16,276
                                                            ========  ========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


7. Federal Income Taxes

   The Company and its subsidiaries file a consolidated federal tax return. Under a written agreement approved by the Board of Directors, the Company collects from, or refunds to, the subsidiaries the amount of taxes or benefits determined as if the Company and the subsidiaries filed separate returns.

   The components of the provision for income taxes and the temporary differences generating deferred income taxes are as follows:

                                                     Year ended December 31
                                                    --------------------------
                                                     1999     1998      1997
                                                    -------  -------  --------
                                                         (In Thousands)
      Current...................................... $ 8,933  $16,442  $ 10,948
      Deferred:
        Deferred policy acquisition costs..........    (204)  (3,385)      143
        Future policy benefits.....................   9,501    6,620     3,783
        Accrual of discount........................     438      560       197
        Tax on realized gains greater than book....    (780)  (1,610)      571
        Recognition of tax effect previously
         deferred on sale of affiliate stock in
         prior period..............................      --   (1,311)  (11,169)
        Employee benefit plans.....................   3,002   (2,014)   (2,206)
        Prior year taxes...........................   1,698    1,018        --
        Other, net.................................    (463)     485       265
                                                    -------  -------  --------
                                                     13,192      363    (8,416)
                                                    -------  -------  --------
      Total income tax expense.....................  22,125   16,805     2,532
      Less income tax expense (benefit) from
       discontinued operations.....................    (994)     929       179
                                                    -------  -------  --------
      Total income tax expense from continuing
       operations.................................. $23,119  $15,876  $  2,353
                                                    =======  =======  ========

   At December 31, 1999, the Company recorded an $8,000,000 valuation allowance against deferred tax assets resulting from cumulative unrealized losses on available-for-sale securities. The Company did not record any valuation allowances against deferred tax assets at December 31, 1998 or 1997.

   Total income taxes vary from the amounts computed by applying the federal income tax rate of 35% to income before income tax expense for the following reasons:

                                                      Year ended December 31
                                                     --------------------------
                                                      1999     1998      1997
                                                     -------  -------  --------
                                                          (In Thousands)
      Application of statutory rate to income
       before taxes on income......................  $23,168  $19,296  $ 13,552
      Tax-exempt municipal bond interest and
       dividends received deductions...............     (171)    (287)     (361)
      Recognition of tax effect previously deferred
       on sale of affiliate stock in a prior
       period......................................       --   (1,311)  (11,169)
      Other........................................     (872)    (893)      510
                                                     -------  -------  --------
                                                     $22,125  $16,805  $  2,532
                                                     =======  =======  ========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The significant components comprising the Company's deferred income tax assets and liabilities as of December 31, 1999 and 1998 are as follows:

                                                                  December 31
                                                                ---------------
                                                                 1999    1998
                                                                ------- -------
                                                                (In Thousands)
      Deferred income tax liabilities:
        Deferred policy acquisition costs...................... $26,142 $26,340
        Unrealized investment gains............................      --   5,778
        Other..................................................   9,754   9,860
                                                                ------- -------
      Total deferred income tax liability......................  35,896  41,978
      Deferred income tax assets:
        Reserve for future policy benefits.....................   6,142  15,093
        Unrealized investment losses, net of valuation
         allowance of $8,000 in 1999...........................  10,128      --
        Accrued expenses.......................................   6,642  10,969
        Other..................................................   5,048   5,266
                                                                ------- -------
      Total deferred income tax assets.........................  27,960  31,328
                                                                ------- -------
      Net deferred income tax liability........................ $ 7,936 $10,650
                                                                ======= =======

   Certain amounts that were not currently taxed under pre-1984 tax law were credited to a "policyholders' surplus" account. This account is frozen under the 1984 Tax Act and is taxable only when distributed to stockholders at which time it is taxed at regular corporate rates. The policyholders' surplus of the Company approximates $87,000,000. The Company has no present plan for distributing the amount in policyholders' surplus. Consequently, no provision has been made in the consolidated financial statements for the taxes thereon. However, if such taxes were assessed, the amount of taxes payable would be approximately $30,000,000.

   Earnings taxed on a current basis are accumulated in a "shareholder's surplus" account and can be distributed to the shareholder without tax. The shareholder's surplus amounted to approximately $297,000,000 at December 31, 1999.

8. Benefit Plans

 Trusteed Employee Retirement Plan

   The Company has a trusteed employee retirement plan for the benefit of salaried employees who have reached age 21 and who have completed one year of service. The plan, which is administered by an Employees' Retirement Committee consisting of at least three officers appointed by the Board of Directors of the Company, provides for normal retirement at age 65 or earlier retirement based on minimum age and service requirements. Retirement may be deferred to age 70. Upon retirement, the retirees receive monthly benefit payments from the plan's BMA group pension investment contract. During 1999, approximately $3.4 million of annual benefits were covered by a group pension investment contract issued by the Company. Assets of the plan, primarily equities, are held by three trustees appointed by the Board of Directors.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The following table sets forth the plan's funded status at December 31:

                                                               December 31
                                                            ------------------
                                                              1999      1998
                                                            --------  --------
                                                             (In Thousands)
      Change in benefit obligations:
        Benefit obligation at beginning of year............ $ 66,944  $ 62,683
        Service cost.......................................    1,835     1,873
        Interest cost......................................    4,556     4,557
        Plan participants' contributions...................       --         1
        Actuarial (gains) losses...........................   (5,626)    1,249
        Benefits paid......................................   (3,313)   (3,419)
                                                            --------  --------
      Benefit obligation at end of year....................   64,396    66,944
      Change in plan assets:
        Fair value of plan assets at beginning of year.....   95,175    85,605
        Actual return on plan assets.......................   18,537    12,988
        Plan participant's contributions...................       --         1
        Benefits paid......................................   (3,313)   (3,419)
                                                            --------  --------
      Fair value of plan assets at end of year.............  110,399    95,175
                                                            --------  --------
      Funded status of the plan............................   46,003    28,231
      Unrecognized net actuarial loss......................  (41,634)  (26,877)
      Unrecognized prior service cost......................      650     1,342
      Unrecognized net asset at January 1, 1987 being
       recognized over 15 years............................     (589)     (883)
      Adjustment to recognized minimum liability...........       --        (2)
                                                            --------  --------
      Prepaid pension cost................................. $  4,430  $  1,811
                                                            ========  ========

   The additional minimum pension liability noted above results from the pension plan for the Company's subsidiary, BMA Financial Services, Inc. Net pension cost included the following components:

                                                    Year ended December 31
                                                   --------------------------
                                                     1999     1998     1997
                                                   --------  -------  -------
                                                        (In Thousands)
      Service cost--benefits earned during the
       period..................................... $  1,835  $ 1,873  $ 1,767
      Interest cost on projected benefit
       obligation.................................    4,556    4,557    4,374
      Actual return on plan assets................  (18,537) (12,988) (10,316)
      Net amortization and deferral...............    9,529    5,005    2,812
                                                   --------  -------  -------
      Net pension benefit......................... $ (2,617) $(1,553) $(1,363)
                                                   ========  =======  =======

   In determining the actuarial present value of the projected benefit obligation, the weighted-average discount rate utilized was 7.75% for 1999, 7% for 1998 and 7.5% for 1997. The rate of increase in future compensation levels used for 1999 was 7.5% for employees at the younger attained ages grading to 3.5% for older employees, the rate was 7% grading to 3% for 1998 and 5% for 1997. The expected long-term rate of return on assets was 8% in 1999, 1998 and 1997.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


 Supplemental Retirement Programs and Deferred Compensation Plan

   The Company has supplemental retirement programs for senior executive officers and for group sales managers and group sales persons who are participants in the trusteed retirement plan. These programs are not qualified under Section 401(a) of the Internal Revenue Code and are not prefunded. Benefits are paid directly by the Company as they become due. Benefits are equal to an amount computed on the same basis as under the trusteed retirement plan (except incentive compensation is included and limitations under Sections 401 and 415 of the Internal Revenue Code are not considered) less the actual benefit payable under the trusteed plan.

   The Company also has a deferred compensation plan for the Company's managers that provides retirement benefits based on renewal premium income at retirement resulting from the sales unit developed by the manager. This program is not qualified under Section 401(a) of the Internal Revenue Code and is not prefunded. As of January 1, 1987, the plan was frozen with respect to new entrants. Currently, there are two managers who have not retired and will be entitled to future benefits under the program. The actuarial present value of benefits shown below includes these active managers, as well as all managers who have retired and are entitled to benefits under the program.

   The following table sets forth the combined supplemental retirement programs' and deferred compensation plan's funded status at:

                                                               December 31
                                                            ------------------
                                                              1999      1998
                                                            --------  --------
                                                             (In Thousands)
      Change in benefit obligations:
        Benefit obligation at beginning of year............ $ 12,512  $ 11,281
        Service cost.......................................      292       235
        Interest cost......................................      844       813
        Actuarial losses...................................      563     1,085
        Benefits paid......................................     (938)     (902)
                                                            --------  --------
      Benefit obligation at end of year....................   13,273    12,512
      Change in plan assets:
        Fair value of plan assets at beginning and end of
         year..............................................       --        --
                                                            --------  --------
      Funded status of the plan (underfunded)..............  (13,273)  (12,512)
      Unrecognized net actuarial loss......................    3,460     3,164
      Unrecognized prior service cost......................      429       659
      Unrecognized net asset at January 1, 1987 being
       recognized over 15 years............................      260       389
      Adjustment to recognized minimum liability...........   (2,212)   (2,789)
                                                            --------  --------
      Accrued pension cost.................................  (11,336)  (11,089)
      Accrued benefit liability............................   10,648    10,041
      Intangible asset.....................................      688     1,048
                                                            --------  --------
      Net amount recognized................................ $     --  $     --
                                                            ========  ========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   Net pension cost included the following components:

                                                           Year ended December
                                                                    31
                                                           --------------------
                                                            1999   1998   1997
                                                           ------ ------ ------
                                                              (In Thousands)
      Service cost--benefits earned during the period..... $  292 $  235 $  190
      Interest cost on projected benefit obligation.......    844    813    783
      Net amortization and deferral.......................    626    541    469
                                                           ------ ------ ------
      Net pension cost.................................... $1,762 $1,589 $1,442
                                                           ====== ====== ======

   In determining the actuarial present value of the projected benefit obligation, the weighted-average discount rate utilized was 7.75% for 1999, 7% for 1998 and 7.5% for 1997. The rate of increase in future compensation levels used was 5.25% for 1999, 4.5% for 1998 and 5% for 1997.

 Savings and Investment Plans

   The Company has savings and investment plans qualifying under Section 401(k) of the Internal Revenue Code. Employees and sales representatives are eligible to participate after one year of service. Participant contributions are invested by the trustees for the plans at the direction of the participant in any one or more of four investment funds. The Company makes matching contributions in varying amounts. The Company's matching contributions amounted to $1,086,000 in 1999, $1,153,000 in 1998 and $1,099,000 in 1997.
Participants are fully vested in the Company match after five years of service.

   The Company has a field force retirement plan for the benefit of agents and managers. The plan is a defined contribution plan with contributions made entirely by the Company. Each agent or manager under a standard contract with one year of service with the Company is eligible to participate. The Company makes an annual contribution for each participant equal to 3% of eligible earnings up to the Social Security wage base and 6% of eligible earnings which are in excess of the Social Security wage base. Each participant is fully vested in his retirement account after five years of service. Assets of the plan are deposited in a retirement trust fund and maintained by the plan trustees who are appointed by the Company. The Company incurred no costs related to this plan in 1999, $33,000 in 1998 and $230,000 in 1997.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


 Defined Benefit Health Care Plan

   In addition to the Company's other benefit plans, the Company sponsors an unfunded defined benefit health care plan that provides postretirement medical benefits to full-time employees for whom the sum of the employee's age and years of service equals or exceeds 75, with a minimum age requirement of 50 and at least 10 years of service. The plan is contributory, with retiree contributions adjusted annually, and contains other cost-sharing features such as deductibles and coinsurance. The accounting for the plan anticipates a future cost-sharing arrangement with retirees that is consistent with the Company's past practices.

   The following table presents the plan's funded status:

                                                               December 31
                                                            ------------------
                                                              1999      1998
                                                            --------  --------
                                                             (In Thousands)
      Change in benefit obligations:
        Projected benefit obligation at beginning of year.  $ 11,401  $ 11,490
        Service cost......................................       112       108
        Interest cost.....................................       760       777
        Actuarial (gains) losses..........................       (73)      260
        Benefits paid.....................................    (1,545)   (1,234)
                                                            --------  --------
      Projected benefit obligation at end of year.........    10,655    11,401
      Change in plan assets:
        Fair value of plan assets at beginning and end of
         year.............................................        --        --
                                                            --------  --------
      Funded status of the plan (underfunded).............   (10,655)  (11,401)
      Unrecognized net actuarial loss.....................       455       529
      Unrecognized prior service cost.....................     1,921     2,215
      Unrecognized transition obligation..................     3,814     4,107
                                                            --------  --------
      Accrued pension cost................................    (4,465)   (4,550)
      Accrued benefit liability...........................     4,465     4,550
                                                            --------  --------
      Net amount recognized...............................  $     --  $     --
                                                            ========  ========

   Net periodic postretirement benefit cost includes the following components:

                                                            Year ended December
                                                                     31
                                                            --------------------
                                                             1999   1998   1997
                                                            ------ ------ ------
                                                               (In Thousands)
      Service cost........................................  $  112 $  108 $  122
      Interest cost.......................................     760    777    878
      Amortization of transition obligation over 20 years.     293    293    327
      Amortization of past service costs..................     294    295    407
                                                            ------ ------ ------
      Net periodic benefit cost...........................   1,459  1,473  1,734
      Plan curtailment adjustment.........................      --    770     --
                                                            ------ ------ ------
      Final periodic postretirement benefit cost..........  $1,459 $2,243 $1,734
                                                            ====== ====== ======

   The weighted-average annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) varies per year, equal to the maximum contractual increase of the Company's contribution. Because the Company's future contributions are contractually limited as discussed above, an increase in the health care cost trend rate has a minimal impact on expected benefit payments.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)


   The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.75%, 7.00% and 7.25% at December 31, 1999, 1998 and 1997, respectively.

   As part of the 1998 net periodic postretirement benefit cost, a curtailment loss was recognized. The curtailment resulted from closing certain field locations in March 1998.

9. Reinsurance

   The Company actively solicits reinsurance from other companies. The Company also cedes portions of the insurance it writes as described in the next paragraph. The effect of reinsurance on premiums earned from continuing operations was as follows:

                                                   Year ended December 31
                                                 -----------------------------
                                                   1999       1998      1997
                                                 ---------  --------  --------
                                                       (In Thousands)
      Direct.................................... $ 144,224  $118,315  $118,192
      Assumed...................................   174,794   152,844   134,541
      Ceded.....................................   (78,023)  (73,466)  (54,613)
                                                 ---------  --------  --------
      Total net premium.........................   240,995   197,693   198,120
      Less net premium from discontinued
       operations...............................  (104,465)  (71,002)  (72,269)
                                                 ---------  --------  --------
      Total net premium from continuing
       operations............................... $ 136,530  $126,691  $125,851
                                                 =========  ========  ========

   The Company reinsures with other companies portions of the insurance it writes, thereby limiting its exposure on larger risks. Normal retentions without reinsurance are $750,000 on an individual life policy, $1,000,000 on individual life insurance assumed and $200,000 on an individual life insured under a single group life policy. As of December 31, 1999, the Company had ceded to other life insurance companies individual life insurance in force of approximately $33.1 billion and group life of approximately $1.2 billion.

   Benefits and reserves ceded to other insurers amounted to $73,536,000, $54,670,000 and $42,069,000 during the years ended December 31, 1999, 1998 and
1997, respectively. At December 31, 1999 and 1998, policy reserves ceded to other insurers were $89,362,000 and $77,460,000, respectively. Claim reserves ceded amounted to $22,153,000 and $18,016,000 at December 31, 1999 and 1998,
respectively. The Company remains contingently liable on all reinsurance ceded by it to others. This contingent liability would become an actual liability in the event an assuming reinsurer should fail to perform its obligations under its reinsurance agreement with the Company.

10. Related-Party Transactions

   The Company reimburses Generali's U.S. branch for certain expenses incurred on the Company's behalf. These expenses were not material in 1999, 1998 or 1997. The Company retrocedes a portion of the life insurance it assumes to Generali. In accordance with this agreement, the Company ceded premiums of $575,000, $756,000 and $873,000 during 1999, 1998 and 1997, respectively. The
Company ceded claims of $121,000 during 1999, $240,000 during 1998 and no claims during 1997.

   In 1995, the Company entered into a modified coinsurance agreement with Generali to cede 50% of certain single-premium deferred annuity contracts issued. In accordance with this agreement, $9 million, $8 million and $35 million in account balances were ceded to Generali in 1999, 1998 and 1997, respectively, and Generali loaned such amounts back to the Company. Account balances ceded and loaned back at December 31, 1999 and

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                 (A Member of the Generali Group of Companies)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)

1998 were $184 million and $196 million, respectively. The recoverable amount from Generali was offset against the loan. The net expense related to this agreement was $2,034,000, $1,564,000 and $1,895,000 for the years ended December 31, 1999, 1998 and 1997, respectively. The Company held payables to Generali of $627,000 and $771,000 at December 31, 1999 and 1998, respectively.

11. Stockholder's Equity

   The changes in net unrealized gains (losses) that have been included in the balance sheet caption "other accumulated comprehensive income (loss)" in stockholder's equity are summarized as follows:

                                                              December 31
                                                          ----------------------
                                                            1999     1998
                                                          --------  -------
                                                           (In Thousands)
      Net unrealized gains (losses) on securities:
        Fixed maturities................................. $(53,500) $19,416
        Equity securities................................   (1,898)   4,159
        Securities held in separate account..............   (9,315)   1,593
        Other............................................      148     (438)
                                                          --------  -------
      Net unrealized gains (losses)......................  (64,565)  24,730
      Adjustment to deferred policy acquisition costs....   13,655   (8,707)
      Adjustment to unearned revenue reserve.............     (885)     485
      Deferred income taxes..............................   10,128   (5,778)
                                                          --------  -------
      Net unrealized gains (losses)...................... $(41,667) $10,730
                                                          ========  =======

12. Borrowed Money

   The Company has an outstanding liability for borrowed money in the amount of $35,015,000 as of December 31, 1999, which is included in other liabilities. This includes $28,400,000 that is a 90-day reverse repurchase agreement due February 11, 2000 at a rate of 5.70%. Pledged collateral for this debt consists of GNMA and FNMA securities with a face amount of $36,509,000. On the trade date of this agreement, November 10, 1999, these securities had a market value of $31,710,000. The remaining $6,615,000 are two separate longer term items through the Federal Home Loan Bank: $3,535,000 is due January 16, 2002 at a rate of 6.36% and $3,080,000 is due August 2, 2001 at a rate of 6.33%. The Company has the ability to borrow up to $80 million from the Federal Home Loan Bank. The Company's intent is to take advantage of investment opportunities by matching borrowing maturities to asset maturities that have a favorable interest rate spread.

13. Discontinued Operations

   In October of 1999, the Company adopted a plan to dispose of its group insurance line of business. Accordingly, the group line of business was considered a discontinued operation during the year ended 1999 and the consolidated statement of operations for 1999, 1998 and 1997 separately reported the operating results of the discontinued operations, net of related income taxes.

   The Company reached an agreement to sell the group line of business in January 2000 and expects to close the sale in 2000. The Company estimates that a gain on the disposal of this line of business will be realized and recognized in 2000.

                        APPENDIX A - VERSION A

                    ILLUSTRATION OF POLICY VALUES

     In order to show You how the Policy works, We created some hypothetical examples. We chose two males ages 45 and 55 and a female age 50. Our hypothetical insureds are in good health, do not smoke and qualify for preferred non-tobacco rates. The initial and Planned Premiums are shown in the upper portion of each illustration. The Death Proceeds, Accumulation Values and Cash Surrender Values would be lower if the Primary Insured was in a standard non-tobacco, tobacco or special Rate Class since the cost of insurance charges would increase.

     There are three illustrations-all of which are based on the above. We also assumed that the underlying Investment Option had gross rates of return of 0%, 6%, 12%. This means that the underlying Investment Option would earn these rates of return before the deduction of the operating expenses (including the management fee). When these costs are taken into account, the net annual investment return rates (net of an average of approximately .91% for these charges) are approximately -.91%, 5.09% and 11.09%.

     It is important to be aware that this illustration assumes a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long_ term investment results of Your Policy. In order to properly show You how the Policy actually works, We calculated values for the Accumulation Value, Cash Surrender Value and the Death Proceeds. The Death Proceeds are the Death Benefit minus any outstanding loans and loan interest accrued.

     We used the charges We described in the Expenses Section of the Prospectus. These charges are: (1) Premium Charge; (2) Policy Charge; and (3) Risk Charge. We also deducted for the cost of insurance based on both the current charges and the guaranteed charges. The values also assume that each Investment Option will incur expenses annually which are assumed to be approximately .91% of the average net assets of the Investment Option. This is the average of the fees and expenses of the Investment Options in 1999. The expenses of .91% reflect the voluntary waiver of certain advisory fees and/or the reimbursement of operating expenses for certain Investment Options (as noted under "Expenses-Investment Option Expenses" in Part I of this prospectus). If the advisory fees had not been waived and/or if expenses had not been reimbursed, the average expenses would have been approximately 1.66%. The investment advisers currently anticipate that the current waiver and/or reimbursement arrangements will continue through at least May 1, 2001 to the extent necessary to maintain competitive total annual portfolio expense levels as described under "Expenses-Investment Option Expenses." However, certain advisers have the right to terminate waivers and/or reimbursements at any time at their sole discretion. If the waiver and/or reimbursement arrangements were not in effect, the Death Proceeds, Accumulation Values and the Cash Surrender Values shown in the illustrations below would be lower. The illustrations assume no loans were taken.

     There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the Premium grows if it was invested at 5% per year.

     We will furnish You, upon request, a comparable personalized illustration reflecting the proposed insured's Age, Rate Class, Specified Amount, the Planned Premiums, and reflecting both the current cost of insurance and the guaranteed cost of insurance.





                                                      BMA
                                        Clarity Variable Universal Life
                                       Male Age 45 Preferred Non-Tobacco
                                       Initial Specified Amount: $150,000
                                             Planned Premium: $1,980
                                           Assuming Guaranteed Charges
                                           Death Benefit Option: Level
 .




                                  Death Proceeds                       Accumulation Value               Cash Surrender Value
          Premiums         Assuming Hypothetical Gross             Assuming Hypothetical Gross      Assuming Hypothetical Gross
         Accumulated       Annual Investment Return of             Annual Investment Return of      Annual Investment Return of
End of      at 5%
Policy   Interest   0% Gross  6% Gross     12% Gross    0% Gross     6% Gross     12% Gross       0% Gross     6% Gross    12% Gross
 Year    Per Year   (-0.91%)  (5.09% Net)  (11.09% Net) (-0.91%)   (5.09% Net)   (11.09% Net)   (-0.91% Net)  (5.09% Net)  (11.09%)


   1        2,079       150,000      150,000      150,000       1,054       1,140         1,227            0         0           0
   2        4,262       150,000      150,000      150,000       2,233       2,477         2,732            0         2          257
   3        6,554       150,000      150,000      150,000       3,355       3,832         4,352           880      1,357       1,877
   4        8,961       150,000      150,000      150,000       4,416       5,205         6,097          1,941     2,730       3,622
   5       11,488       150,000      150,000      150,000       5,414       6,590         7,975          3,360     4,536       5,921
   6       14,141       150,000      150,000      150,000       6,347       7,987         10,000         4,689     6,329       8,342
   7       16,927       150,000      150,000      150,000       7,206       9,387         12,179         5,969     8,150      10,941
   8       19,853       150,000      150,000      150,000       7,984       10,782        14,519         7,167     9,965      13,702
   9       22,924       150,000      150,000      150,000       8,672       12,164        17,033         8,252    11,743      16,612
  10       26,149       150,000      150,000      150,000       9,262       13,522        19,729         9,262    13,522      19,729
  11       29,536       150,000      150,000      150,000       9,815       14,939        22,750         9,815    14,939      22,750
  12       33,092       150,000      150,000      150,000      10,252       16,323        26,010         10,252   16,323      26,010
  13       36,825       150,000      150,000      150,000      10,568       17,667        29,538         10,568   17,667      29,538
  14       40,746       150,000      150,000      150,000      10,754       18,961        33,362         10,754   18,961      33,362
  15       44,862       150,000      150,000      150,000      10,794       20,188        37,510         10,794   20,188      37,510
  16       49,184       150,000      150,000      150,000      10,671       21,333        42,016         10,671   21,333      42,016
  17       53,722       150,000      150,000      150,000      10,366       22,374        46,919         10,366   22,374      46,919
  18       58,487       150,000      150,000      150,000       9,854       23,284        52,263         9,854    23,284      52,263
  19       63,491       150,000      150,000      150,000       9,103       24,031        58,097         9,103    24,031      58,097
  20       68,744       150,000      150,000      150,000       8,076       24,577        64,483         8,076    24,577      64,483


     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender
Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.




                                                                BMA
                                                  Clarity Variable Universal Life
                                                 Male Age 45 Preferred Non-Tobacco
                                                 Initial Specified Amount: $150,000
                                                      Planned Premium: $1,980
                                                      Assuming Current Charges
                                                    Death Benefit Option: Level


                                 Death Proceeds                        Accumulation Value                     Cash Surrender Value
          Premiums         Assuming Hypothetical Gross             Assuming Hypothetical Gross           Assuming Hypothetical Gross
         Accumulated       Annual Investment Return of             Annual Investment Return of           Annual Investment Return of
 End of     at 5%
 Policy   Interest   0% Gross   6% Gross   12% Gross    0% Gross     6% Gross     12% Gross       0% Gross     6% Gross   12% Gross
  Year   Per Year  (-0.91% Net) (5.09% Net) (11.09% Net) (-0.91%)  (5.09% Net)  (11.09% Net)   (-0.91% Net)  (5.09%)    (11.09% Net)


   1        2,079      150,000       150,000      150,000       1,079       1,166         1,253            0       0           0
   2        4,262      150,000       150,000      150,000       2,361       2,610         2,871            0      135         396
   3        6,554      150,000       150,000      150,000       3,603       4,098         4,635          1,128   1,623       2,160
   4        8,961      150,000       150,000      150,000       4,806       5,631         6,563          2,331   3,156       4,088
   5       11,488      150,000       150,000      150,000       5,969       7,212         8,671          3,915   5,157       6,617
   6       14,141      150,000       150,000      150,000       7,094       8,842         10,979         5,436   7,184       9,321
   7       16,927      150,000       150,000      150,000       8,179       10,523        13,507         6,941   9,285       12,269
   8       19,853      150,000       150,000      150,000       9,222       12,255        16,276         8,405   11,438      15,459
   9       22,924      150,000       150,000      150,000      10,223       14,038        19,311         9,802   13,618      18,890
   10      26,149      150,000       150,000      150,000      11,177       15,872        22,638         11,177  15,872      22,638
   11      29,536      150,000       150,000      150,000      12,159       17,858        26,423         12,159  17,858      26,423
   12      33,092      150,000       150,000      150,000      13,090       19,904        30,592         13,090  19,904      30,592
   13      36,825      150,000       150,000      150,000      13,962       22,007        35,183         13,962  22,007      35,183
   14      40,746      150,000       150,000      150,000      14,779       24,173        40,248         14,779  24,173      40,248
   15      44,862      150,000       150,000      150,000      15,535       26,402        45,840         15,535  26,402      45,840
   16      49,184      150,000       150,000      150,000      16,165       28,636        51,972         16,165  28,636      51,972
   17      53,722      150,000       150,000      150,000      16,725       30,931        58,757         16,725  30,931      58,757
   18      58,487      150,000       150,000      150,000      17,222       33,297        66,283         17,222  33,297      66,283
   19      63,491      150,000       150,000      150,000      17,645       35,731        74,635         17,645  35,731      74,635
   20      68,744      150,000       150,000      150,000      17,994       38,237        83,919         17,994  38,237      83,919


     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender
Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                                                BMA
                                                  Clarity Variable Universal Life
                                                 Male Age 55 Preferred Non-Tobacco
                                                 Initial Specified Amount: $150,000
                                                      Planned Premium: $3,654
                                                    Assuming Guaranteed Charges
                                                    Death Benefit Option: Level


                               Death Proceeds                    Accumulation Value                 Cash Surrender Value
          Premiums       Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
        Accumulated      Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
End of     at 5%
Policy    Interest    0% Gross    6% Gross   12% Gross    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross    12% Gross
 Year     Per Year    (-0.91%)    (5.09%)   (11.09% Net)  (-0.91%)    (5.09% Net)  (11.09%)    (-0.91%)   (5.09% Net)  (11.09%)


   1       3,837       150,000    150,000     150,000       2,262       2,432       2,602         0           0           0
   2       7,865       150,000    150,000     150,000       4,676       5,164       5,674       1,022       1,510       2,020
   3       12,095      150,000    150,000     150,000       7,000       7,966       9,014       3,346       4,312       5,360
   4       16,537      150,000    150,000     150,000       9,235      10,840      12,652       5,581       7,186       8,998
   5       21,200      150,000    150,000     150,000      11,376      13,784      16,616       8,344      10,751      13,583
   6       26,097      150,000    150,000     150,000      13,426      16,805      20,945      10,978      14,357      18,497
   7       31,238      150,000    150,000     150,000      15,376      19,899      25,675      13,549      18,072      23,848
   8       36,637      150,000    150,000     150,000      17,227      23,071      30,853      16,021      21,865      29,647
   9       42,306      150,000    150,000     150,000      18,970      26,316      36,525      18,348      25,695      35,904
  10       48,258      150,000    150,000     150,000      20,591      29,629      42,741      20,591      29,629      42,741
  11       54,507      150,000    150,000     150,000      22,210      33,182      49,811      22,210      33,182      49,811
  12       61,069      150,000    150,000     150,000      23,717      36,844      57,640      23,717      36,844      57,640
  13       67,959      150,000    150,000     150,000      25,109      40,621      66,330      25,109      40,621      66,330
  14       75,194      150,000    150,000     150,000      26,384      44,525      76,001      26,384      44,525      76,001
  15       82,790      150,000    150,000     150,000      27,521      48,552      86,779      27,521      48,552      86,779
  16       90,767      150,000    150,000     150,000      28,214      52,458      98,675      28,214      52,458      98,675
  17       99,142      150,000    150,000     150,000      28,710      56,467      112,024     28,710      56,467      112,024
  18      107,936      150,000    150,000     150,000      29,045      60,625      127,071     29,045      60,625      127,071
  19      117,169      150,000    150,000     157,014      29,202      64,943      144,050     29,202      64,943      144,050
  20      126,864      150,000    150,000     174,324      29,142      69,421      162,920     29,142      69,421      162,920



     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender
Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                                                   BMA
                                                  Clarity Variable Universal Life
                                                 Male Age 55 Preferred Non-Tobacco
                                                 Initial Specified Amount: $150,000
                                                      Planned Premium: $3,654
                                                      Assuming Current Charges
                                                    Death Benefit Option: Level


                               Death Proceeds                    Accumulation Value                 Cash Surrender Value
          Premiums       Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
        Accumulated      Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
End of     at 5%
Policy    Interest    0% Gross    6% Gross   12% Gross    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross    12% Gross
 Year     Per Year    (-0.91%)   (5.09%)    (11.09% Net)  (-0.91%)   (5.09% Net)  (11.09%)    (-0.91%)   (5.09% Net)  (11.09%)


   1       3,837       150,000    150,000     150,000       2,262       2,432       2,602         0           0           0
   2       7,865       150,000    150,000     150,000       4,676       5,164       5,674       1,022       1,510       2,020
   3       12,095      150,000    150,000     150,000       7,000       7,966       9,014       3,346       4,312       5,360
   4       16,537      150,000    150,000     150,000       9,235      10,840      12,652       5,581       7,186       8,998
   5       21,200      150,000    150,000     150,000      11,376      13,784      16,616       8,344      10,751      13,583
   6       26,097      150,000    150,000     150,000      13,426      16,805      20,945      10,978      14,357      18,497
   7       31,238      150,000    150,000     150,000      15,376      19,899      25,675      13,549      18,072      23,848
   8       36,637      150,000    150,000     150,000      17,227      23,071      30,853      16,021      21,865      29,647
   9       42,306      150,000    150,000     150,000      18,970      26,316      36,525      18,348      25,695      35,904
  10       48,258      150,000    150,000     150,000      20,591      29,629      42,741      20,591      29,629      42,741
  11       54,507      150,000    150,000     150,000      22,210      33,182      49,811      22,210      33,182      49,811
  12       61,069      150,000    150,000     150,000      23,717      36,844      57,640      23,717      36,844      57,640
  13       67,959      150,000    150,000     150,000      25,109      40,621      66,330      25,109      40,621      66,330
  14       75,194      150,000    150,000     150,000      26,384      44,525      76,001      26,384      44,525      76,001
  15       82,790      150,000    150,000     150,000      27,521      48,552      86,779      27,521      48,552      86,779
  16       90,767      150,000    150,000     150,000      28,214      52,458      98,675      28,214      52,458      98,675
  17       99,142      150,000    150,000     150,000      28,710      56,467      112,024     28,710      56,467      112,024
  18      107,936      150,000    150,000     150,000      29,045      60,625      127,071     29,045      60,625      127,071
  19      117,169      150,000    150,000     157,014      29,202      64,943      144,050     29,202      64,943      144,050
  20      126,864      150,000    150,000     174,324      29,142      69,421      162,920     29,142      69,421      162,920



     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender
Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                                                BMA
                                                  Clarity Variable Universal Life
                                                Female Age 50 Preferred Non-Tobacco
                                                 Initial Specified Amount: $150,000
                                                      Planned Premium: $2,232
                                                    Assuming Guaranteed Charges
                                                    Death Benefit Option: Level


                               Death Proceeds                    Accumulation Value                 Cash Surrender Value
          Premiums       Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
        Accumulated      Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
End of     at 5%
Policy    Interest    0% Gross    6% Gross   12% Gross    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross    12% Gross
 Year     Per Year    (-0.91%)   (5.09%)    (11.09% Net)  (-0.91%)   (5.09% Net)  (11.09%)    (-0.91%)   (5.09% Net)  (11.09%)


   1       2,344       150,000    150,000     150,000       1,161       1,257       1,354         0        0           0
   2       4,804       150,000    150,000     150,000       2,441       2,712       2,995         0          201         484
   3       7,388       150,000    150,000     150,000       3,654       4,182       4,757       1,143       1,671       2,246
   4       10,101      150,000    150,000     150,000       4,793       5,662       6,647       2,282       3,151       4,136
   5       12,950      150,000    150,000     150,000       5,858       7,152       8,678       3,774       5,068       6,594
   6       15,941      150,000    150,000     150,000       6,848       8,648      10,862       5,166       6,966       9,180
   7       19,082      150,000    150,000     150,000       7,762      10,152      13,218       6,506       8,897      11,962
   8       22,379      150,000    150,000     150,000       8,602      11,665      15,765       7,773      10,837      14,936
   9       25,842      150,000    150,000     150,000       9,372      13,192      18,531       8,945      12,765      18,104
  10       29,478      150,000    150,000     150,000      10,069      14,730      21,537      10,069      14,730      21,537
  11       33,295      150,000    150,000     150,000      10,763      16,374      24,943      10,763      16,374      24,943
  12       37,303      150,000    150,000     150,000      11,364      18,021      28,659      11,364      18,021      28,659
  13       41,512      150,000    150,000     150,000      11,849      19,651      32,706      11,849      19,651      32,706
  14       45,931      150,000    150,000     150,000      12,192      21,237      37,102      12,192      21,237      37,102
  15       50,572      150,000    150,000     150,000      12,367      22,754      41,878      12,367      22,754      41,878


  16       55,444      150,000    150,000     150,000      12,360      24,190      47,080      12,360      24,190      47,080
  17       60,559      150,000    150,000     150,000      12,157      25,531      52,763      12,157      25,531      52,763
  18       65,931      150,000    150,000     150,000      11,755      26,771      59,003      11,755      26,771      59,003
  19       71,571      150,000    150,000     150,000      11,149      27,906      65,887      11,149      27,906      65,887
  20       77,493      150,000    150,000     150,000      10,324      28,920      73,509      10,324      28,920      73,509

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender
Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                                                BMA
                                                  Clarity Variable Universal Life
                                                Female Age 50 Preferred Non-Tobacco
                                                 Initial Specified Amount: $150,000
                                                      Planned Premium: $2,232
                                                      Assuming Current Charges
                                                    Death Benefit Option: Level


                               Death Proceeds                    Accumulation Value                 Cash Surrender Value
          Premiums       Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
        Accumulated      Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
End of     at 5%
Policy    Interest    0% Gross    6% Gross   12% Gross    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross    12% Gross
 Year     Per Year    (-0.91%)   (5.09%)    (11.09% Net)  (-0.91%)   (5.09% Net)  (11.09%)    (-0.91%)   (5.09% Net)  (11.09%)


   1       2,344       150,000    150,000     150,000       1,227       1,326       1,424         0           0           0
   2       4,804       150,000    150,000     150,000       2,657       2,939       3,233        146         428         722
   3       7,388       150,000    150,000     150,000       4,047       4,605       5,212       1,536       2,094       2,701
   4       10,101      150,000    150,000     150,000       5,394       6,324       7,375       2,883       3,813       4,864
   5       12,950      150,000    150,000     150,000       6,697       8,097       9,741       4,613       6,013       7,657
   6       15,941      150,000    150,000     150,000       7,958       9,926      12,334       6,276       8,244      10,651
   7       19,082      150,000    150,000     150,000       9,178      11,817      15,178       7,922      10,562      13,923
   8       22,379      150,000    150,000     150,000      10,358      13,773      18,303       9,530      12,944      17,474
   9       25,842      150,000    150,000     150,000      11,508      15,805      21,747      11,081      15,379      21,320
  10       29,478      150,000    150,000     150,000      12,625      17,917      25,544      12,625      17,917      25,544
  11       33,295      150,000    150,000     150,000      13,798      20,225      29,888      13,798      20,225      29,888


  12       37,303      150,000    150,000     150,000      14,937      22,631      34,698      14,937      22,631      34,698
  13       41,512      150,000    150,000     150,000      16,034      25,131      40,020      16,034      25,131      40,020
  14       45,931      150,000    150,000     150,000      17,074      27,716      45,900      17,074      27,716      45,900
  15       50,572      150,000    150,000     150,000      18,071      30,404      52,418      18,071      30,404      52,418
  16       55,444      150,000    150,000     150,000      18,967      33,150      59,605      18,967      33,150      59,605
  17       60,559      150,000    150,000     150,000      19,821      36,009      67,587      19,821      36,009      67,587
  18       65,931      150,000    150,000     150,000      20,628      38,988      76,459      20,628      38,988      76,459
  19       71,571      150,000    150,000     150,000      21,401      42,104      86,336      21,401      42,104      86,336
  20       77,493      150,000    150,000     150,000      22,141      45,367      97,338      22,141      45,367      97,338


     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender
Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                        APPENDIX A - VERSION B

                    ILLUSTRATION OF POLICY VALUES

     In order to show You how the Policy works, We created some hypothetical examples. We chose two males ages 45 and 55 and a female age 50. Our hypothetical insureds are in good health, do not smoke and qualify for preferred non-tobacco rates. The initial and Planned Premiums are shown in the upper portion of each illustration. The Death Proceeds, Accumulation Values and Cash Surrender Values would be lower if the Primary Insured was in a standard non-tobacco, tobacco or special Rate Class since the cost of insurance charges would increase.

     There are three illustrations-all of which are based on the above. We also assumed that the underlying Investment Option had gross rates of return of 0%, 6%, 12%. This means that the underlying Investment Option would earn these rates of return before the deduction of the operating expenses (including the management fee). When these costs are taken into account, the net annual investment return rates (net of an average of approximately .97% for these charges) are approximately -.97%, 5.03% and 11.03%.

     It is important to be aware that this illustration assumes a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of Your Policy. In order to properly show You how the Policy actually works, We calculated values for the Accumulation Value, Cash Surrender Value and the Death Proceeds. The Death Proceeds are the Death Benefit minus any outstanding loans and loan interest accrued.

     We used the charges We described in the Expenses Section of the Prospectus. These charges are: (1) Premium Charge; (2) Policy Charge; and (3) Risk Charge. We also deducted for the cost of insurance based on both the current charges and the guaranteed charges. The values also assume that each Investment Option will incur expenses annually which are assumed to be approximately .97% of the average net assets of the Investment Option. This is the average of the fees and expenses of the Investment Options in 1999. The expenses of .97% reflect the voluntary waiver of certain advisory fees and/or the reimbursement of operating expenses for certain Investment Options (as noted under Expenses-Investment Option Expenses in Part I of this prospectus). If the advisory fees had not been waived and/or if expenses had not been reimbursed, the average expenses would have been approximately 1.57%. The investment advisers currently anticipate that the current waiver and/or reimbursement arrangements will continue through at least May 1, 2001 to the extent necessary to maintain competitive total annual portfolio expense levels as described under Expenses-Investment Option Expenses. However, certain advisers have the right to terminate waivers and/or reimbursements at any time at their sole discretion. If the waiver and/or reimbursement arrangements were not in effect, the Death Proceeds, Accumulation Values and the Cash Surrender Values shown in the illustrations below would be lower. The illustrations assume no loans were taken.

     There is also a column labeled Premiums Accumulated at 5% Interest Per Year. This shows how the Premium grows if it was invested at 5% per year.

     We will furnish You, upon request, a comparable personalized illustration reflecting the proposed insured's Age, Rate Class, Specified Amount, the Planned Premiums, and reflecting both the current cost of insurance and the guaranteed cost of insurance.

A-6

                                                          BMA
                                         Advantage Variable Universal Life
                                         Male Age 45 Preferred Non-Tobacco
                                        Initial Specified Amount: $150,000
                                              Planned Premium: $1,980
                                            Assuming Guaranteed Charges
                                            Death Benefit Option: Level

=================================================================================================================================

=================================================================================================================================
=================================================================================================================================
                               Death Proceeds                    Accumulation Value                 Cash Surrender Value
=================================================================================================================================
=================================================================================================================================
          Premiums       Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
=================================================================================================================================
=================================================================================================================================
        Accumulated      Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
=================================================================================================================================
=================================================================================================================================
End of     at 5%
=================================================================================================================================
=================================================================================================================================
Policy    Interest    0% Gross    6% Gross   12% Gross    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross    12% Gross
=================================================================================================================================
=================================================================================================================================
 Year     Per Year    (-0.97%)   (5.03%)    (11.03% Net)  (-0.97%)   (5.03% Net)  (11.03%)    (-0.97%)   (5.03% Net)  (11.03%)
=================================================================================================================================
=================================================================================================================================
   1       2,079       150,000    150,000     150,000       1,054       1,140       1,226         0           0           0
=================================================================================================================================
=================================================================================================================================
   2       4,262       150,000    150,000     150,000       2,231       2,475       2,729         0           0          254
=================================================================================================================================
=================================================================================================================================
   3       6,554       150,000    150,000     150,000       3,350       3,827       4,346        875        1,352       1,871
=================================================================================================================================
=================================================================================================================================
   4       8,961       150,000    150,000     150,000       4,409       5,196       6,087       1,934       2,721       3,612
=================================================================================================================================
=================================================================================================================================
   5       11,488      150,000    150,000     150,000       5,403       6,577       7,960       3,349       4,523       5,906
=================================================================================================================================
=================================================================================================================================
   6       14,141      150,000    150,000     150,000       6,332       7,969       9,978       4,674       6,311       8,320
=================================================================================================================================
=================================================================================================================================
   7       16,927      150,000    150,000     150,000       7,187       9,363      12,147       5,949       8,125      10,910
=================================================================================================================================
=================================================================================================================================
   8       19,853      150,000    150,000     150,000       7,959      10,750      14,476       7,143       9,933      13,659
=================================================================================================================================
=================================================================================================================================
   9       22,924      150,000    150,000     150,000       8,643      12,123      16,976       8,222      11,702      16,555
=================================================================================================================================
=================================================================================================================================
  10       26,149      150,000    150,000     150,000       9,227      13,471      19,655       9,227      13,471      19,655
=================================================================================================================================
=================================================================================================================================
  11       29,536      150,000    150,000     150,000       9,774      14,877      22,654       9,774      14,877      22,654
=================================================================================================================================
=================================================================================================================================
  12       33,092      150,000    150,000     150,000      10,205      16,247      25,889      10,205      16,247      25,889
=================================================================================================================================
=================================================================================================================================
  13       36,825      150,000    150,000     150,000      10,514      17,576      29,387      10,514      17,576      29,387
=================================================================================================================================
=================================================================================================================================
  14       40,746      150,000    150,000     150,000      10,693      18,854      33,174      10,693      18,854      33,174
=================================================================================================================================
=================================================================================================================================
  15       44,862      150,000    150,000     150,000      10,726      20,063      37,279      10,726      20,063      37,279
=================================================================================================================================
=================================================================================================================================
  16       49,184      150,000    150,000     150,000      10,596      21,187      41,734      10,596      21,187      41,734
=================================================================================================================================
=================================================================================================================================
  17       53,722      150,000    150,000     150,000      10,285      22,206      46,578      10,285      22,206      46,578
=================================================================================================================================
=================================================================================================================================
  18       58,487      150,000    150,000     150,000       9,766      23,092      51,851       9,766      23,092      51,851
=================================================================================================================================
=================================================================================================================================
  19       63,491      150,000    150,000     150,000       9,007      23,812      57,601       9,007      23,812      57,601
=================================================================================================================================
=================================================================================================================================
  20       68,744      150,000    150,000     150,000       7,975      24,328      63,889       7,975      24,328      63,889
=================================================================================================================================

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds,
Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                                        BMA
                                         Advantage Variable Universal Life
                                         Male Age 45 Preferred Non-Tobacco
                                        Initial Specified Amount: $150,000
                                              Planned Premium: $1,980
                                             Assuming Current Charges
                                            Death Benefit Option: Level

=================================================================================================================================
                               Death Proceeds                    Accumulation Value                 Cash Surrender Value
=================================================================================================================================
=================================================================================================================================
          Premiums       Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
=================================================================================================================================
=================================================================================================================================
        Accumulated      Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
=================================================================================================================================
=================================================================================================================================
End of     at 5%
=================================================================================================================================
=================================================================================================================================
Policy    Interest    0% Gross    6% Gross   12% Gross    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross    12% Gross
=================================================================================================================================
=================================================================================================================================
 Year     Per Year    (-0.97%)   (5.03%)    (11.03% Net)  (-0.97%)   (5.03% Net)  (11.03%)    (-0.97%)    (5.03% Net)  (11.03%)
=================================================================================================================================
=================================================================================================================================
   1       2,079       150,000    150,000     150,000       1,078       1,165       1,252         0           0           0
=================================================================================================================================
=================================================================================================================================
   2       4,262       150,000    150,000     150,000       2,359       2,608       2,868         0          133         393
=================================================================================================================================
=================================================================================================================================
   3       6,554       150,000    150,000     150,000       3,598       4,093       4,630       1,123       1,618       2,155
=================================================================================================================================
=================================================================================================================================
   4       8,961       150,000    150,000     150,000       4,798       5,623       6,553       2,323       3,148       4,078
=================================================================================================================================
=================================================================================================================================
   5       11,488      150,000    150,000     150,000       5,957       7,198       8,655       3,903       5,144       6,601
=================================================================================================================================
=================================================================================================================================
   6       14,141      150,000    150,000     150,000       7,078       8,823      10,956       5,420       7,165       9,298
=================================================================================================================================
=================================================================================================================================
   7       16,927      150,000    150,000     150,000       8,158      10,497      13,473       6,920       9,259      12,236
=================================================================================================================================
=================================================================================================================================
   8       19,853      150,000    150,000     150,000       9,196      12,220      16,230       8,379      11,403      15,413
=================================================================================================================================
=================================================================================================================================
   9       22,924      150,000    150,000     150,000      10,191      13,994      19,249       9,770      13,573      18,829
=================================================================================================================================
=================================================================================================================================
  10       26,149      150,000    150,000     150,000      11,138      15,816      22,557      11,138      15,816      22,557
=================================================================================================================================
=================================================================================================================================
  11       29,536      150,000    150,000     150,000      12,113      17,788      26,319      12,113      17,788      26,319
=================================================================================================================================
=================================================================================================================================
  12       33,092      150,000    150,000     150,000      13,037      19,819      30,460      13,037      19,819      30,460
=================================================================================================================================
=================================================================================================================================
  13       36,825      150,000    150,000     150,000      13,900      21,905      35,016      13,900      21,905      35,016
=================================================================================================================================
=================================================================================================================================
  14       40,746      150,000    150,000     150,000      14,708      24,052      40,041      14,708      24,052      40,041
=================================================================================================================================
=================================================================================================================================
  15       44,862      150,000    150,000     150,000      15,455      26,259      45,584      15,455      26,259      45,584
=================================================================================================================================
=================================================================================================================================
  16       49,184      150,000    150,000     150,000      16,075      28,469      51,659      16,075      28,469      51,659
=================================================================================================================================
=================================================================================================================================
  17       53,722      150,000    150,000     150,000      16,625      30,737      58,376      16,625      30,737      58,376
=================================================================================================================================
=================================================================================================================================
  18       58,487      150,000    150,000     150,000      17,112      33,073      65,822      17,112      33,073      65,822
=================================================================================================================================
=================================================================================================================================
  19       63,491      150,000    150,000     150,000      17,525      35,473      74,080      17,525      35,473      74,080
=================================================================================================================================
=================================================================================================================================
  20       68,744      150,000    150,000     150,000      17,863      37,943      83,253      17,863      37,943      83,253
=================================================================================================================================


     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds,
Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                                        BMA
                                         Advantage Variable Universal Life
                                         Male Age 55 Preferred Non-Tobacco
                                        Initial Specified Amount: $150,000
                                              Planned Premium: $3,654
                                            Assuming Guaranteed Charges
                                            Death Benefit Option: Level

=================================================================================================================================
                               Death Proceeds                    Accumulation Value                 Cash Surrender Value
=================================================================================================================================
=================================================================================================================================
          Premiums       Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
=================================================================================================================================
=================================================================================================================================
        Accumulated      Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
=================================================================================================================================
=================================================================================================================================
End of     at 5%
=================================================================================================================================
=================================================================================================================================
Policy    Interest    0% Gross    6% Gross   12% Gross    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross    12% Gross
=================================================================================================================================
=================================================================================================================================
 Year     Per Year    (-0.97%)   (5.03%)    (11.03% Net)  (-0.97%)   (5.03% Net)  (11.03%)    (-0.97%)   (5.03% Net)  (11.03%)
=================================================================================================================================
=================================================================================================================================
   1       3,837       150,000    150,000     150,000       1,954       2,114       2,274         0           0           0
=================================================================================================================================
=================================================================================================================================
   2       7,865       150,000    150,000     150,000       3,951       4,398       4,865        297         744        1,211
=================================================================================================================================
=================================================================================================================================
   3       12,095      150,000    150,000     150,000       5,806       6,671       7,614       2,152       3,017       3,960
=================================================================================================================================
=================================================================================================================================
   4       16,537      150,000    150,000     150,000       7,515       8,928      10,532       3,861       5,274       6,878
=================================================================================================================================
=================================================================================================================================
   5       21,200      150,000    150,000     150,000       9,063      11,154      13,628       6,031       8,121      10,595
=================================================================================================================================
=================================================================================================================================
   6       26,097      150,000    150,000     150,000      10,440      13,335      16,912       7,992      10,887      14,463
=================================================================================================================================
=================================================================================================================================
   7       31,238      150,000    150,000     150,000      11,631      15,456      20,394       9,804      13,629      18,567
=================================================================================================================================
=================================================================================================================================
   8       36,637      150,000    150,000     150,000      12,614      17,495      24,084      11,409      16,289      22,878
=================================================================================================================================
=================================================================================================================================
   9       42,306      150,000    150,000     150,000      13,365      19,424      27,991      12,744      18,803      27,369
=================================================================================================================================
=================================================================================================================================
  10       48,258      150,000    150,000     150,000      13,856      21,214      32,125      13,856      21,214      32,125
=================================================================================================================================
=================================================================================================================================
  11       54,507      150,000    150,000     150,000      14,177      22,993      36,722      14,177      22,993      36,722
=================================================================================================================================
=================================================================================================================================
  12       61,069      150,000    150,000     150,000      14,192      24,597      41,646      14,192      24,597      41,646
=================================================================================================================================
=================================================================================================================================
  13       67,959      150,000    150,000     150,000      13,869      25,996      46,944      13,869      25,996      46,944
=================================================================================================================================
=================================================================================================================================
  14       75,194      150,000    150,000     150,000      13,177      27,158      52,673      13,177      27,158      52,673
=================================================================================================================================
=================================================================================================================================
  15       82,790      150,000    150,000     150,000      12,073      28,040      58,902      12,073      28,040      58,902
=================================================================================================================================
=================================================================================================================================
  16       90,767      150,000    150,000     150,000      10,489      28,577      65,705      10,489      28,577      65,705
=================================================================================================================================
=================================================================================================================================
  17       99,142      150,000    150,000     150,000       8,253      28,609      73,124       8,253      28,609      73,124
=================================================================================================================================
=================================================================================================================================
  18      107,936      150,000    150,000     150,000       5,420      28,173      81,370       5,420      28,173      81,370
=================================================================================================================================
=================================================================================================================================
  19      117,169      150,000    150,000     150,000       1,761      27,059      90,552       1,761      27,059      90,552
=================================================================================================================================
=================================================================================================================================
  20      126,864       Lapse     150,000     150,000       Lapse      25,104      100,883      Lapse      25,104      100,883
=================================================================================================================================


     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds,
Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                                          BMA
                                         Advantage Variable Universal Life
                                         Male Age 55 Preferred Non-Tobacco
                                        Initial Specified Amount: $150,000
                                              Planned Premium: $3,654
                                             Assuming Current Charges
                                            Death Benefit Option: Level


=================================================================================================================================

=================================================================================================================================
=================================================================================================================================
                               Death Proceeds                    Accumulation Value                 Cash Surrender Value
=================================================================================================================================
=================================================================================================================================
          Premiums       Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
=================================================================================================================================
=================================================================================================================================
        Accumulated      Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
=================================================================================================================================
=================================================================================================================================
End of     at 5%
=================================================================================================================================
=================================================================================================================================
Policy    Interest    0% Gross    6% Gross   12% Gross    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross    12% Gross
=================================================================================================================================
=================================================================================================================================
 Year     Per Year    (-0.97%)   (5.03%)    (11.03% Net)  (-0.97%)   (5.03% Net)  (11.03%)    (-0.97%)   (5.03% Net)  (11.03%)
=================================================================================================================================
=================================================================================================================================
   1       3,837       150,000    150,000     150,000       2,261       2,430       2,600         0           0           0
=================================================================================================================================
=================================================================================================================================
   2       7,865       150,000    150,000     150,000       4,671       5,159       5,668       1,017       1,505       2,014
=================================================================================================================================
=================================================================================================================================
   3       12,095      150,000    150,000     150,000       6,991       7,956       9,003       3,337       4,302       5,349
=================================================================================================================================
=================================================================================================================================
   4       16,537      150,000    150,000     150,000       9,220      10,822      12,633       5,566       7,168       8,979
=================================================================================================================================
=================================================================================================================================
   5       21,200      150,000    150,000     150,000      11,354      13,758      16,586       8,321      10,725      13,553
=================================================================================================================================
=================================================================================================================================
   6       26,097      150,000    150,000     150,000      13,395      16,768      20,900      10,947      14,319      18,452
=================================================================================================================================
=================================================================================================================================
   7       31,238      150,000    150,000     150,000      15,336      19,848      25,610      13,509      18,021      23,783
=================================================================================================================================
=================================================================================================================================
   8       36,637      150,000    150,000     150,000      17,177      23,004      30,764      15,971      21,798      29,558
=================================================================================================================================
=================================================================================================================================
   9       42,306      150,000    150,000     150,000      18,908      26,230      36,405      18,286      25,609      35,784
=================================================================================================================================
=================================================================================================================================
  10       48,258      150,000    150,000     150,000      20,517      29,521      42,584      20,517      29,521      42,584
=================================================================================================================================
=================================================================================================================================
  11       54,507      150,000    150,000     150,000      22,122      33,049      49,608      22,122      33,049      49,608
=================================================================================================================================
=================================================================================================================================
  12       61,069      150,000    150,000     150,000      23,614      36,680      57,381      23,614      36,680      57,381
=================================================================================================================================
=================================================================================================================================
  13       67,959      150,000    150,000     150,000      24,990      40,424      66,004      24,990      40,424      66,004
=================================================================================================================================
=================================================================================================================================
  14       75,194      150,000    150,000     150,000      26,248      44,289      75,593      26,248      44,289      75,593
=================================================================================================================================
=================================================================================================================================
  15       82,790      150,000    150,000     150,000      27,368      48,273      86,273      27,368      48,273      86,273
=================================================================================================================================
=================================================================================================================================
  16       90,767      150,000    150,000     150,000      28,041      52,130      98,051      28,041      52,130      98,051
=================================================================================================================================
=================================================================================================================================
  17       99,142      150,000    150,000     150,000      28,519      56,083      111,257     28,519      56,083      111,257
=================================================================================================================================
=================================================================================================================================
  18      107,936      150,000    150,000     150,000      28,833      60,179      126,134     28,833      60,179      126,134
=================================================================================================================================
=================================================================================================================================
  19      117,169      150,000    150,000     155,783      28,969      64,427      142,920     28,969      64,427      142,920
=================================================================================================================================
=================================================================================================================================
  20      126,864      150,000    150,000     172,896      28,887      68,826      161,585     28,887      68,826      161,585
=================================================================================================================================



     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds,
Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                                        BMA
                                         Advantage Variable Universal Life
                                        Female Age 50 Preferred Non-Tobacco
                                        Initial Specified Amount: $150,000
                                              Planned Premium: $2,232
                                            Assuming Guaranteed Charges
                                            Death Benefit Option: Level

=================================================================================================================================
                               Death Proceeds                    Accumulation Value                 Cash Surrender Value
=================================================================================================================================
=================================================================================================================================
          Premiums       Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
=================================================================================================================================
=================================================================================================================================
        Accumulated      Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
=================================================================================================================================
=================================================================================================================================
End of     at 5%
=================================================================================================================================
=================================================================================================================================
Policy    Interest    0% Gross    6% Gross   12% Gross    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross    12% Gross
=================================================================================================================================
=================================================================================================================================
 Year     Per Year    (-0.97%)   (5.03%)    (11.03% Net)  (-0.97%)   (5.03% Net)  (11.03%)    (-0.97%)   (5.03% Net)  (11.03%)
=================================================================================================================================
=================================================================================================================================
   1       2,344       150,000    150,000     150,000       1,160       1,256       1,353         0           0           0
=================================================================================================================================
=================================================================================================================================
   2       4,804       150,000    150,000     150,000       2,438       2,709       2,992         0          198         481
=================================================================================================================================
=================================================================================================================================
   3       7,388       150,000    150,000     150,000       3,649       4,177       4,751       1,138       1,666       2,240
=================================================================================================================================
=================================================================================================================================
   4       10,101      150,000    150,000     150,000       4,785       5,653       6,637       2,274       3,142       4,126
=================================================================================================================================
=================================================================================================================================
   5       12,950      150,000    150,000     150,000       5,847       7,138       8,661       3,762       5,054       6,577
=================================================================================================================================
=================================================================================================================================
   6       15,941      150,000    150,000     150,000       6,832       8,628      10,838       5,149       6,946       9,155
=================================================================================================================================
=================================================================================================================================
   7       19,082      150,000    150,000     150,000       7,741      10,125      13,183       6,485       8,870      11,928
=================================================================================================================================
=================================================================================================================================
   8       22,379      150,000    150,000     150,000       8,576      11,630      15,718       7,747      10,801      14,889
=================================================================================================================================
=================================================================================================================================
   9       25,842      150,000    150,000     150,000       9,340      13,147      18,468       8,913      12,720      18,041
=================================================================================================================================
=================================================================================================================================
  10       29,478      150,000    150,000     150,000      10,031      14,674      21,456      10,031      14,674      21,456
=================================================================================================================================
=================================================================================================================================
  11       33,295      150,000    150,000     150,000      10,718      16,305      24,838      10,718      16,305      24,838
=================================================================================================================================
=================================================================================================================================
  12       37,303      150,000    150,000     150,000      11,312      17,938      28,527      11,312      17,938      28,527
=================================================================================================================================
=================================================================================================================================
  13       41,512      150,000    150,000     150,000      11,790      19,551      32,539      11,790      19,551      32,539
=================================================================================================================================
=================================================================================================================================
  14       45,931      150,000    150,000     150,000      12,125      21,119      36,896      12,125      21,119      36,896
=================================================================================================================================
=================================================================================================================================
  15       50,572      150,000    150,000     150,000      12,292      22,616      41,624      12,292      22,616      41,624
=================================================================================================================================
=================================================================================================================================
  16       55,444      150,000    150,000     150,000      12,276      24,029      46,769      12,276      24,029      46,769
=================================================================================================================================
=================================================================================================================================
  17       60,559      150,000    150,000     150,000      12,066      25,344      52,385      12,066      25,344      52,385
=================================================================================================================================
=================================================================================================================================
  18       65,931      150,000    150,000     150,000      11,655      26,557      58,545      11,655      26,557      58,545
=================================================================================================================================
=================================================================================================================================
  19       71,571      150,000    150,000     150,000      11,042      27,661      65,335      11,042      27,661      65,335
=================================================================================================================================
=================================================================================================================================
  20       77,493      150,000    150,000     150,000      10,209      28,642      72,846      10,209      28,642      72,846
=================================================================================================================================


     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds,
Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.


                                                        BMA
                                         Advantage Variable Universal Life
                                        Female Age 50 Preferred Non-Tobacco
                                        Initial Specified Amount: $150,000
                                              Planned Premium: $2,232
                                             Assuming Current Charges
                                            Death Benefit Option: Level

=================================================================================================================================
                               Death Proceeds                    Accumulation Value                 Cash Surrender Value
=================================================================================================================================
=================================================================================================================================
          Premiums       Assuming Hypothetical Gross         Assuming Hypothetical Gross         Assuming Hypothetical Gross
=================================================================================================================================
=================================================================================================================================
        Accumulated      Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
=================================================================================================================================
=================================================================================================================================
End of     at 5%
=================================================================================================================================
=================================================================================================================================
Policy    Interest    0% Gross    6% Gross   12% Gross    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross    12% Gross
=================================================================================================================================
=================================================================================================================================
 Year     Per Year    (-0.97%)   (5.03%)    (11.03% Net)  (-0.97%)   (5.03% Net)  (11.03%)    (-0.97%)   (5.03% Net)  (11.03%)
=================================================================================================================================
=================================================================================================================================
   1       2,344       150,000    150,000     150,000       1,226       1,325       1,424         0           0           0
=================================================================================================================================
=================================================================================================================================
   2       4,804       150,000    150,000     150,000       2,655       2,936       3,230        144         425         719
=================================================================================================================================
=================================================================================================================================
   3       7,388       150,000    150,000     150,000       4,042       4,599       5,205       1,531       2,088       2,694
=================================================================================================================================
=================================================================================================================================
   4       10,101      150,000    150,000     150,000       5,385       6,314       7,363       2,874       3,803       4,852
=================================================================================================================================
=================================================================================================================================
   5       12,950      150,000    150,000     150,000       6,684       8,082       9,724       4,600       5,998       7,639
=================================================================================================================================
=================================================================================================================================
   6       15,941      150,000    150,000     150,000       7,940       9,905      12,307       6,258       8,222      10,625
=================================================================================================================================
=================================================================================================================================
   7       19,082      150,000    150,000     150,000       9,155      11,787      15,140       7,899      10,532      13,885
=================================================================================================================================
=================================================================================================================================
   8       22,379      150,000    150,000     150,000      10,329      13,734      18,251       9,500      12,905      17,422
=================================================================================================================================
=================================================================================================================================
   9       25,842      150,000    150,000     150,000      11,472      15,755      21,678      11,045      15,328      21,251
=================================================================================================================================
=================================================================================================================================
  10       29,478      150,000    150,000     150,000      12,582      17,853      25,453      12,582      17,853      25,453
=================================================================================================================================
=================================================================================================================================
  11       33,295      150,000    150,000     150,000      13,746      20,147      29,771      13,746      20,147      29,771
=================================================================================================================================
=================================================================================================================================
  12       37,303      150,000    150,000     150,000      14,876      22,536      34,548      14,876      22,536      34,548
=================================================================================================================================
=================================================================================================================================
  13       41,512      150,000    150,000     150,000      15,964      25,016      39,832      15,964      25,016      39,832
=================================================================================================================================
=================================================================================================================================
  14       45,931      150,000    150,000     150,000      16,993      27,579      45,666      16,993      27,579      45,666
=================================================================================================================================
=================================================================================================================================
  15       50,572      150,000    150,000     150,000      17,980      30,243      52,128      17,980      30,243      52,128
=================================================================================================================================
=================================================================================================================================
  16       55,444      150,000    150,000     150,000      18,865      32,960      59,250      18,865      32,960      59,250
=================================================================================================================================
=================================================================================================================================
  17       60,559      150,000    150,000     150,000      19,707      35,788      67,155      19,707      35,788      67,155
=================================================================================================================================
=================================================================================================================================
  18       65,931      150,000    150,000     150,000      20,502      38,733      75,936      20,502      38,733      75,936
=================================================================================================================================
=================================================================================================================================
  19       71,571      150,000    150,000     150,000      21,263      41,811      85,706      21,263      41,811      85,706
=================================================================================================================================
=================================================================================================================================
  20       77,493      150,000    150,000     150,000      21,990      45,031      96,582      21,990      45,031      96,582
=================================================================================================================================


     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds,
Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.



                                   VERSION A (Clarity)

                           APPENDIX B-RATES OF RETURN

     From time to time, We may report different types of historical performance for the Investment Options available under the Policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Separate Account or Policy level for Risk Charges and Policy expenses, which, if included, would reduce performance. See Section 4.-Expenses for a discussion of the charges and deductions from a Policy.

     At the request of a purchaser, BMA will accompany the returns of the funds with at least one of the following: (i) returns, for the same periods as shown for the funds, which include deductions under the Separate Account for the Risk Charge in addition to the deductions of fund expenses, but does not include other charges under the Policy; or (ii) an illustration of Accumulation Values and Cash Surrender Values as of the performance reporting date for a hypothetical Insured of given age, gender, risk classification, Premium level and initial Specified Amount. The illustration will be based either on actual historic fund performance or on a hypothetical investment return between 0% and 12% as requested by the purchaser. The Cash Surrender Value figures will assume all fund charges, the Risk Charge, and all other Policy charges are deducted.
The Accumulation Value figures will assume all charges except the Surrender Charges are deducted.

     We also may distribute sales literature comparing the percentage change in the net asset values of the funds or in the Accumulation Unit Values for any of the Investment Options to established market indices, such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We also may make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the Investment Options being compared.

     The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after deduction of investment management fees and direct operating expenses of the funds). These rates do not reflect the Risk Charge assessed. The rates do not reflect deductions from Premiums or Monthly Deductions assessed against the Accumulation Value of the Policy, nor do they reflect the Policy's Surrender Charges. (For a discussion of these charges, please see Section 4.-Expenses.) Therefore, these rates are not illustrative of how actual investment performance will affect the benefits under the Policy (see, however, Appendix A-Illustration of Policy Values). The rates of return shown are not indicative of future performance. These rates of return may be considered, however, in assessing the competence and performance of the investment advisers.

=======================================================================================================================

                                                                          Portfolio                       10 Years/
Investment Option                                                         Inception                         Since
                                                                          Date       1 Year    5 Years   Inception
=======================================================================================================================
=======================================================================================================================
INVESTORS MARK SERIES FUND, INC.
=======================================================================================================================
=======================================================================================================================
     Intermediate Fixed Income.........................................     11/13/97   -0.19%      N/A       2.91%
=======================================================================================================================
=======================================================================================================================
     Mid Cap Equity....................................................     11/13/97    2.26%      N/A       6.78%
=======================================================================================================================
=======================================================================================================================
     Money Market......................................................     11/13/97    4.60%      N/A       4.87%
=======================================================================================================================
=======================================================================================================================
     Global Fixed Income...............................................     11/13/97   -0.27%      N/A       4.02%
=======================================================================================================================
=======================================================================================================================
     Small Cap Equity..................................................     11/13/97   62.16%      N/A      13.94%
=======================================================================================================================
=======================================================================================================================
     Large Cap Growth..................................................     11/13/97   35.46%      N/A      31.90%
=======================================================================================================================
=======================================================================================================================
     Large Cap Value...................................................      12/2/97    0.79%      N/A       1.26%
=======================================================================================================================
=======================================================================================================================
     Growth & Income...................................................     11/12/97   16.65%      N/A      15.59%
=======================================================================================================================
=======================================================================================================================
     Balanced..........................................................     11/17/97    8.21%      N/A       0.88%
=======================================================================================================================
=======================================================================================================================
BERGER INSTITUTIONAL PRODUCTS TRUST
=======================================================================================================================
=======================================================================================================================
     Berger/BIAM IPT-International....................                        8/1/97   31.24%      N/A      16.17%
=======================================================================================================================

=======================================================================================================================
THE ALGER AMERICAN FUND
=======================================================================================================================
=======================================================================================================================
     Alger American Growth................................................    1/9/89     33.74%   30.94%     23.05%
=======================================================================================================================
=======================================================================================================================
     Alger American Leveraged AllCap......................................   1/25/95     78.06%      N/A     46.44%
=======================================================================================================================
=======================================================================================================================
     Alger American MidCap Growth.........................................    5/3/93     31.85%   25.48%     24.72%
=======================================================================================================================
=======================================================================================================================
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
=======================================================================================================================
=======================================================================================================================
     VP Income & Growth...................................................  10/30/97     18.02%      N/A     24.69%
=======================================================================================================================
=======================================================================================================================
     VP Value.............................................................    5/1/96     -0.85%      N/A     11.10%
=======================================================================================================================
=======================================================================================================================
DREYFUS STOCK INDEX FUND..................................................   9/29/89     20.60%   28.07%     17.70%
=======================================================================================================================
=======================================================================================================================
DREYFUS VARIABLE INVESTMENT FUND
=======================================================================================================================
=======================================================================================================================
     Dreyfus VIF Disciplined Stock........................................    5/1/96     18.45%      N/A     26.61%
=======================================================================================================================
=======================================================================================================================
VARIABLE INSURANCE PRODUCTS FUND and VARIABLE INSURANCE PRODUCTS FUND II
=======================================================================================================================
=======================================================================================================================
     Fidelity VIP Overseas Portfio * ......................................  1/28/87    42.39%   17.32%     10.89%
=======================================================================================================================
=======================================================================================================================
     Fidelity VIP Growth Portfolio * ......................................  10/09/86   37.29%   29.68%     18.74%
=======================================================================================================================
=======================================================================================================================
     Fidelity VIP II Contrafund Portfolio * ...............................  1/03/95    24.15%      N/A     27.69%
=======================================================================================================================
=======================================================================================================================
INVESCO VARIABLE INVESTMENT FUNDS, INC.
=======================================================================================================================
=======================================================================================================================
     INVESCO VIF-High Yield...............................................   5/27/94      9.20%   12.65%     11.38%
=======================================================================================================================
=======================================================================================================================
     INVESCO VIF-Equity Income............................................   8/10/94     14.84%   21.81%     20.34%
=======================================================================================================================
=======================================================================================================================
LAZARD RETIREMENT SERIES, INC.
=======================================================================================================================
=======================================================================================================================
     Lazard Retirement Small Cap..........................................   11/4/97      5.13%      N/A      0.13%
=======================================================================================================================

* Available under the Policy as of June 19, 2000

     The figures shown in this chart do not reflect any charges at the Separate Account or the Policy level.


                                   VERSION B (Advantage)

                           APPENDIX B-RATES OF RETURN

     From time to time, We may report different types of historical performance for the Investment Options available under the Policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Separate Account or Policy level for Risk Charges and Policy expenses, which, if included, would reduce performance. See Section 4.-Expenses for a discussion of the charges and deductions from a Policy.

     At the request of a purchaser,  BMA will accompany the returns of the funds with at least one of the following:  (i) returns,  for the same periods as shown for the funds,  which include deductions under the Separate Account for the Risk
Charge in  addition to the  deductions  of fund  expenses,  but does not include other charges under the Policy;  or (ii) an illustration of Accumulation  Values
and  Cash  Surrender  Values  as  of  the  performance   reporting  date  for  a
hypothetical  Insured of given age, gender, risk  classification,  Premium level and initial  Specified  Amount.  The illustration will be based either on actual historic fund performance or on a hypothetical  investment return between 0% and
12% as requested by the purchaser.  The Cash Surrender Value figures will assume all fund charges,  the Risk Charge,  and all other Policy  charges are deducted.
The  Accumulation  Value  figures will assume all charges  except the  Surrender
Charges are deducted.

     We also may distribute sales literature comparing the percentage change in the net asset values of the funds or in the Accumulation Unit Values for any of the Investment Options to established market indices, such as the Standard &
Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We also may make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the Investment Options being compared.

     The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after deduction of investment management fees and direct operating expenses of the funds). These rates do not reflect the Risk Charge assessed. The rates do not reflect deductions from Premiums or Monthly Deductions assessed against the Accumulation Value of the Policy, nor do they reflect the Policy's Surrender Charges. (For a discussion of these charges, please see Section 4.-Expenses.) Therefore, these rates are not illustrative of how actual investment performance will affect the benefits under the Policy (see, however, Appendix A-Illustration of Policy Values). The rates of return shown are not indicative of future performance. These rates of return may be considered, however, in assessing the competence and performance of the investment advisers.

============================================================================================================================
                                                                          Portfolio
                                                                          Inception                           10 Years/
Investment Option                                                         Date      1 Year        5 Years Since Inception
============================================================================================================================
============================================================================================================================
INVESTORS MARK SERIES FUND, INC.
============================================================================================================================
============================================================================================================================
     Intermediate Fixed Income.........................................     11/13/97      -0.19%      N/A         2.91%
============================================================================================================================
============================================================================================================================
     Mid Cap Equity....................................................     11/13/97       2.26%      N/A         6.78%
============================================================================================================================
============================================================================================================================
     Money Market......................................................     11/13/97       4.60%      N/A         4.87%
============================================================================================================================
============================================================================================================================
     Global Fixed Income...............................................     11/13/97      -0.27%      N/A         4.02%
============================================================================================================================
============================================================================================================================
     Small Cap Equity..................................................     11/13/97      62.16%      N/A        13.94%
============================================================================================================================
============================================================================================================================
     Large Cap Growth..................................................     11/13/97      35.46%      N/A        31.90%
============================================================================================================================
============================================================================================================================
     Large Cap Value...................................................      12/2/97       0.79%      N/A         1.26%
============================================================================================================================
============================================================================================================================
     Growth & Income...................................................     11/12/97      16.65%      N/A        15.59%
============================================================================================================================
============================================================================================================================
     Balanced..........................................................     11/17/97       8.21%      N/A         0.88%
============================================================================================================================
============================================================================================================================
BERGER INSTITUTIONAL PRODUCTS TRUST
============================================================================================================================
============================================================================================================================
     Berger IPT-Growth.................................................       5/1/96      49.13%      N/A        21.60%
============================================================================================================================
============================================================================================================================
     Berger IPT-Growth and Income......................................       5/1/96      59.05%      N/A        31.98%
============================================================================================================================
============================================================================================================================
     Berger IPT-Small Company Growth...................................       5/1/96      91.45%      N/A        26.24%
============================================================================================================================
============================================================================================================================
     Berger/BIAM IPT-International....................                        8/1/97      31.24%      N/A        16.17%
============================================================================================================================


=================================================================================================================================
                                                                          Portfolio
                                                                          Inception                           10 Years/
Investment Option                                                         Date      1 Year        5 Years Since Inception
=================================================================================================================================
=================================================================================================================================
CONSECO SERIES TRUST
=================================================================================================================================
=================================================================================================================================
     Balanced...................................................................      5/1/87     30.83%    24.85%      16.85%
=================================================================================================================================
=================================================================================================================================
     Equity.....................................................................     8/20/84     50.28%    35.08%      21.18%
=================================================================================================================================
=================================================================================================================================
     Fixed Income...............................................................      5/1/93     -0.44%     7.92%       6.23%
=================================================================================================================================
=================================================================================================================================
     Government Securities......................................................    10/19/83     -2.48%     6.61%       7.30%
=================================================================================================================================
=================================================================================================================================
THE ALGER AMERICAN FUND
=================================================================================================================================
=================================================================================================================================
     Alger American Growth......................................................      1/9/89     33.74%    30.94%      23.05%
=================================================================================================================================
=================================================================================================================================
     Alger American Leveraged AllCap............................................     1/25/95     78.06%       N/A      46.44%
=================================================================================================================================
=================================================================================================================================
     Alger American MidCap Growth...............................................      5/3/93     31.85%    25.48%      24.72%
=================================================================================================================================
=================================================================================================================================
     Alger American Small Capitalization........................................     9/21/88     43.42%    22.64%      20.86%
=================================================================================================================================
=================================================================================================================================
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
=================================================================================================================================
=================================================================================================================================
     VP Income & Growth.........................................................    10/30/97     18.02%       N/A      24.69%
=================================================================================================================================
=================================================================================================================================
     VP International...........................................................      5/1/94     64.04%    24.28%      20.07%
=================================================================================================================================
=================================================================================================================================
     VP Value...................................................................      5/1/96     -0.85%       N/A      11.10%
=================================================================================================================================
=================================================================================================================================
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC...............................    10/7/93      30.08%    28.66%      24.11%
=================================================================================================================================
=================================================================================================================================
DREYFUS STOCK INDEX FUND........................................................     9/29/89     20.60%    28.07%      17.70%
=================================================================================================================================
=================================================================================================================================
DREYFUS VARIABLE INVESTMENT FUND
=================================================================================================================================
=================================================================================================================================
     Dreyfus VIF Disciplined Stock..............................................      5/1/96     18.45%       N/A      26.61%
=================================================================================================================================
=================================================================================================================================
     Dreyfus VIF International Value............................................      5/1/96     27.82%       N/A      12.93%
=================================================================================================================================
=================================================================================================================================
FEDERATED INSURANCE SERIES
=================================================================================================================================
=================================================================================================================================
     Federated High Income Bond II..............................................      3/1/94      2.31%    10.48%       8.22%
=================================================================================================================================
=================================================================================================================================
     Federated International Equity II..........................................      5/8/95     84.88%       N/A      25.39%
=================================================================================================================================
=================================================================================================================================
     Federated Utility II.......................................................     2/10/94      1.69%    15.25%      12.15%
=================================================================================================================================
=================================================================================================================================
INVESCO VARIABLE INVESTMENT FUNDS, INC.
=================================================================================================================================
=================================================================================================================================
     INVESCO VIF-High Yield.....................................................     5/27/94      9.20%    12.65%      11.38%
=================================================================================================================================
=================================================================================================================================
     INVESCO VIF-Equity Income..................................................     8/10/94     14.84%    21.81%      20.34%
=================================================================================================================================
=================================================================================================================================
LAZARD RETIREMENT SERIES, INC.
=================================================================================================================================
=================================================================================================================================
     Lazard Retirement Equity...................................................     2/19/98       8.16%       N/A      10.68%
=================================================================================================================================
=================================================================================================================================
     Lazard Retirement Small Cap................................................     11/4/97      5.13%       N/A       0.13%
=================================================================================================================================
=================================================================================================================================
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
=================================================================================================================================
=================================================================================================================================
     Limited Maturity Bond......................................................     9/10/84      1.48%     5.52%       5.86%
=================================================================================================================================
=================================================================================================================================
     Partners...................................................................     3/22/94      7.37%    21.03%      17.47%
=================================================================================================================================
=================================================================================================================================
STRONG OPPORTUNITY FUND II, INC.
=================================================================================================================================
=================================================================================================================================
     Opportunity Fund II........................................................      5/8/92     34.91%    23.36%      17.76%
=================================================================================================================================
=================================================================================================================================
STRONG VARIABLE INSURANCE FUNDS, INC.
=================================================================================================================================
=================================================================================================================================
     Strong Mid Cap Growth Fund II..............................................    12/31/96     89.88%       N/A      46.90%
=================================================================================================================================
=================================================================================================================================
VAN ECK WORLDWIDE INSURANCE TRUST
=================================================================================================================================
=================================================================================================================================
     Worldwide Bond.............................................................      9/1/89     -7.82%     5.06%       5.44%
=================================================================================================================================
=================================================================================================================================
     Worldwide Emerging Markets.................................................    12/27/95    100.28%       N/A       9.92%
=================================================================================================================================
=================================================================================================================================
     Worldwide Hard Assets......................................................      9/1/89     21.00%     1.49%       3.06%
=================================================================================================================================
=================================================================================================================================
     Worldwide Real Estate......................................................     6/23/97     -2.01%       N/A       1.52%
=================================================================================================================================



     The figures shown in this chart do not reflect any charges at the Separate Account or the Policy level.





                                     PART II

                           UNDERTAKING TO FILE REPORTS

a. Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority confined in that section.

b. Pursuant to Investment Company Act Section 26(e), Business Men's Assurance Company of America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

The Bylaws of the Company (Article IV) provide that:

Section 1: Indemnification. Each person who is or was a Director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as a right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a Director, officer or employee of the Corporation, or if serving at the request of the Corporation, as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this Bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnifications with respect to the same or different persons or classes of persons.

Without limiting the foregoing, the Corporation is authorized to enter into an agreement with any Director, officer or employee of the Corporation providing indemnification for such person against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement that result from any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including any action by or in the right of the Corporation, that arises by reason of the fact that such person is or was a Director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, to the full extent allowed by law, whether or not such indemnification would otherwise be provided for in this Bylaw, except that no such agreement shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the papers and documents:

   The facing sheet

   The Prospectus consisting of 102 pages.

   Undertakings to file reports.

   The signatures.

   Written consents of the following persons: Consent of Actuary
                                              Consent of Counsel
                                              Consent of Independent Auditors

   The following exhibits.

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

1.         Resolution of the Board of Directors of the Company*
2.         Not Applicable
3.a.       Form of Co-Principal Underwriters' Agreement**
3.b.       Form of Selling Agreements**
3.c.       Schedule of Commissions**
4.         Not Applicable
5.         Flexible Premium Adjustable Variable Life Insurance Policy*
6.a.       Articles of Incorporation of the Company*
6.b.       Bylaws of the Company*
7.         Not Applicable
8.a.       Form of Fund Participation Agreements**
8.b. Form of Fund Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and the Company
8.c. Form of Fund Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and the Company
9.         Form of Reinsurance Agreement**
10.        Application Form**
11.        Powers of Attorney

B.         Opinion and Consent of Counsel

C.         Consent of Actuary

D.         Consent of Independent Auditors

*Incorporated by reference to Form S-6 (File No. 333-52689) electronically filed on May 14, 1998.

**Incorporated by reference to Pre-Effective Amendment No. 1 (File No. 333-52689) electronically filed on August 28, 1998.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Kansas City and State of Missouri on this 19th day of April, 2000.

                                            BMA VARIABLE LIFE ACCOUNT A
                                            Registrant

                                            By: BUSINESS MEN'S ASSURANCE
                                            COMPANY OF AMERICA

                                            By: /S/ DAVID A. GATES
                                            ------------------------------


                                            BUSINESS MEN'S ASSURANCE
                                            COMPANY OF AMERICA

                                            By: /S/ MICHAEL K. DEARDORFF
                                            ----------------------------


Attest:

/S/SUSAN A. SWEENEY
----------------------------
(Name)

Vice President - Treasurer & Controller
----------------------------
Title



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                             TITLE                                       DATE
---------                                             -----                                       ----

Giorgio Balzer*                             Director, Chairman of the Board                      4/19/00
-------------------------                                                                        -------
Giorgio Balzer                              and Chief Executive Officer                            Date

Thomas Morton Bloch*                        Director                                             4/19/00
-------------------------                                                                        -------
Thomas Morton Bloch                                                                                Date

Mel G. Carvill*                             Director                                             4/19/00
-------------------------                                                                        -------
Mel G. Carvill                                                                                     Date

William Thomas Grant II *                   Director                                             4/19/00
-------------------------                                                                        -------
William Thomas Grant II                                                                            Date

Donald Joyce Hall, Jr.*                     Director                                             4/19/00
-------------------------                                                                        -------
Donald Joyce Hall, Jr.                                                                             Date

Renzo Isler*                                Director                                             4/19/00
-------------------------                                                                        -------
Renzo Isler                                                                                        Date

Allan Drue Jennings*                        Director                                             4/19/00
-------------------------                                                                        -------
Allan Drue Jennings                                                                                Date

David Woods Kemper*                         Director                                             4/19/00
-------------------------                                                                        -------
David Woods Kemper                                                                                 Date

John Kessander Lundberg*                    Director                                             4/19/00
-------------------------                                                                        -------
John Kessander Lundberg                                                                            Date

John Pierre Mascotte*                       Director                                             4/16/99
-------------------------                                                                        -------
John Pierre Mascotte                                                                               Date

                                            Director
-------------------------                                                                        -------
Andrea Rabusin                                                                                     Date


/S/ ROBERT T. RAKICH                        Director, President and Chief                        4/19/00
-------------------------                                                                        -------
Robert Thomas Rakich                        Operating Officer                                      Date

/S/ VERNON W. VOORHEES II                   Director, Senior Vice President -                    4/19/00
---------------------------                                                                      -------
Vernon Wirt Voorhees II                     Corporate Services & Secretary                         Date

/S/ DAVID L. HIGLEY                         Senior Vice President & Chief                        4/19/00
-------------------------                                                                        -------
David Lee Higley                            Financial Officer                                      Date

/S/ SUSAN A. SWEENEY                        Vice President - Treasurer &                         4/19/00
-------------------------                                                                        -------
Susan Annette Sweeney                       Controller                                             Date

*By: /S/ VERNON W. VOORHEES II
    --------------------
     Attorney-in-Fact

*By: /S/ ROBERT T. RAKICH
     --------------------
     Attorney-in-Fact


                            INDEX TO EXHIBITS

EX-A.8b   Form of Fund Participation Agreement - Variable Insurance
          Products Fund
EX-A.8c   Form of Fund Participation Agreement - Variable Insurance
          Products Fund II
EX-A.11   Powers of Attorney
EX-B      Opinion and Consent of Counsel
EX-C      Consent of Actuary
EX-D      Consent of Independent Auditors